UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:	BlackRock Funds V
Blackrock Sustainable Emerging Markets Bond Fund (Formerly BlackRock Emerging Markets Bond Fund)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 06/30/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JUNE 30, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Funds IV

•	BlackRock Systematic Multi-Strategy Fund

BlackRock Funds V

•	BlackRock Sustainable Emerging Markets Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.

Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(19.96)%	(10.62)%

U.S. small cap equities (Russell 2000® Index)	(23.43)	(25.20)

International equities (MSCI Europe, Australasia, Far East Index)	(19.57)	(17.77)

Emerging market equities (MSCI Emerging Markets Index)	(17.63)	(25.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.15	0.18

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(11.34)	(10.94)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(10.35)	(10.29)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(8.98)	(8.57)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(14.19)	(12.82)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Investment Objective

BlackRock Systematic Multi-Strategy Fund’s (the “Fund”) investment objective is to seek total return comprised of current income and capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2022, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index benchmark. For the same period, the Fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

The largest contributor to the Fund’s relative performance was the defensive equity strategy, which benefited from the strategy’s ability to generate positive returns when equity markets are falling, or defensive alpha. This was especially true in January, April, and June of 2022, as the strategy delivered positive returns despite three of the worst ten sell-offs in the equity market since the Fund’s inception. Security selection within the consumer discretionary, health care and energy sectors led gains as increased market volatility and dispersion created greater opportunities for security selection.

The directional asset allocation (“DAA”) strategy was the largest constraint on performance over the period, followed by the macro strategy. The DAA strategy seeks to balance credit and interest rate risk to provide better risk adjusted returns and was negatively impacted given the market environment as credit spreads widened at the same time as interest rates moved higher. Positioning with respect to duration and corresponding interest rate sensitivity was the primary detractor. Additionally, in the first quarter, the macro strategy detracted through long positioning in Europe where rates moved higher given the elevated geopolitical risk following Russia’s invasion of Ukraine in February 2022.

Describe recent portfolio activity.

The Fund continued to apply its systematic investment approach, which combines asset allocation, defensive equity long/short alpha, and macro strategies across diversified asset classes. The Fund seeks to provide diversified alpha sources for balanced, consistent returns over time through various market conditions.

Over the first quarter of 2022, the Fund reduced risky asset positions across dividend equity and high yield corporate bond exposures, while also cutting duration exposure given high inflation uncertainty and the shift towards more aggressive Fed policy. This positioning was maintained throughout the second quarter with the Fund’s regime indicator in a late cycle/recession risk phase. These moves positioned the DAA portion of the portfolio with reduced exposure to both rising rates and negative risk sentiment.

The Fund continued to use leveraged strategies, which involve holding cash in order to back investments in to-be-announced mortgage derivative securities. Despite having a reported cash position exceeding 5%, the Fund’s investable cash position is negative due to unsettled forward transactions on derivatives.

Describe portfolio positioning at period end.

The Fund ended the period with measured allocations to dividend equities and high-yield securities that reflected positioning for a late-cycle/pre-recession economic environment. Overall, this approach is expected to allow the Fund to continue to prove its value as a fixed-income alternative. End-of-period positioning continued to reflect the desired structure of the portfolio to generate a strong risk-adjusted return with a focus on downside protection.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

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Fund Summary as of June 30, 2022 (continued)	BlackRock Systematic Multi-Strategy Fund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(3.45)%	(1.48)%	N/A	4.31%	N/A	3.94%	N/A
Investor A	(3.55)	(1.71)	(5.64)%	4.06	3.21%	3.69	3.10%
Investor C	(3.96)	(2.48)	(3.44)	3.28	3.28	2.90	2.90
Class K	(3.45)	(1.38)	N/A	4.34	N/A	3.96	N/A

ICE BofA 3-Month U.S. Treasury Bill Index(d)	0.15	0.18	N/A	1.11	N/A	0.88	N/A
Bloomberg U.S. Aggregate Bond Index(e)	(10.35)	(10.29)	N/A	0.88	N/A	1.34	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund invests in a range of global asset classes, with a focus on fixed and floating rate debt securities and equity securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Alternative Capital Strategies Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.

(c)	The Fund commenced operations on May 19, 2015.

(d)

An unmanaged index that measures returns of 3-month Treasury Bills. On March 31, 2021, the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Historical index data prior to March 31, 2021, is for the 3pm pricing variant of the lndex. Index data on and after March 31, 2021 is for the 4pm pricing variant of the Index.

(e)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$1,000.00	$965.50	$4.53		$1,000.00	$1,020.18	$4.66		0.93%
Investor A	1,000.00	964.50	5.85		1,000.00	1,018.84	6.01		1.20
Investor C	1,000.00	960.40	9.24		1,000.00	1,015.37	9.49		1.90
Class K	1,000.00	965.50	3.95		1,000.00	1,020.78	4.06		0.81

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of June 30, 2022 (continued)	BlackRock Systematic Multi-Strategy Fund

Portfolio Information

PORTFOLIO ALLOCATION

Asset Type(a)	Percent of Net Assets

U.S. Government Sponsored Agency Securities	47.5%
Corporate Bonds	40.3
U.S. Treasury Obligations	17.2
Non-Agency Mortgage-Backed Securities	14.8
Common Stocks	5.3
Asset-Backed Securities	1.4
Money Market Funds	1.3
U.S. Treasury Obligations	0.1
Capital Trust	— (b)
TBA Sale Commitments	(14.6)
Liabilities in Excess of Other Assets	(13.3)

INDUSTRY ALLOCATION

	Percent of Total Investments(c)

Industry	Long	Short	Total

Financials	9.2%	2.0%	11.2%
Consumer Discretionary	5.5	3.3	8.8
Energy	5.4	1.9	7.3
Industrials	4.3	2.8	7.1
Information Technology	4.3	2.5	6.8
Health Care	4.4	1.7	6.1
Materials	3.4	2.4	5.8
Consumer Staples	3.5	1.7	5.2
Communication Services	2.6	1.7	4.3
Utilities	1.9	1.9	3.8
Real Estate	2.1	1.3	3.4
Other(d)	30.2	—	30.2
	76.8%	23.2%	100.0%

(a)	Excludes underlying investment in total return swaps.

(b)	Rounds to less than 0.1% of net assets.

(c)	Total investments include the gross values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities and TBA sale commitments.

(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (7.0%), U.S. Government Sponsored Agency Obligations (22.5%) and U.S. Treasury Obligations (less than 0.1%).

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Fund Summary as of June 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund

Investment Objective

BlackRock Sustainable Emerging Markets Bond Fund’s (the “Fund”) investment objective is to seek total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2022, the Fund outperformed its benchmark, the J.P. Morgan EMBI Global Diversified Index.

What factors influenced performance?

Emerging market bonds fell sharply in the first half of the year. Investors reacted negatively to Russia’s invasion of Ukraine in February 2022 and the resulting impact on energy prices and global supply chains. In addition, surging inflation prompted the Fed to raise interest rates aggressively. These factors weighed on returns across the bond market, with higher-risk categories experiencing the weakest performance.

The Fund’s underweight in Russia was the largest contributor to relative performance. J.P. Morgan repriced all Russian bonds in the index at zero and removed the bonds from the benchmark in March 2022. A short position in the Russian ruble, which the investment adviser increased in mid-February 2022 as the Russia-Ukraine situation started to escalate, also contributed. The investment adviser closed the position after the currency plummeted. The Fund’s underweight position in Belarus, which was also priced at zero and taken out of the index, further contributed to performance.

The Fund benefited from its duration management strategies, with positive contribution coming from its short positions in U.S. Treasury and European bond futures. This approach worked well given that yields rose considerably.

The Fund’s overweight in Ukraine was the largest detractor. The investment adviser retained the position on the belief the bonds will recover some of their value following an eventual cease-fire. Overweights in high-yielding countries, such as Ghana, Egypt and Argentina, also detracted amid the broader “risk-off” move across the financial markets.

The Fund used derivatives to manage risk and/or take outright views on interest rates, credit risk and/or the foreign exchange markets. The short positions in the ruble and developed-market bonds were achieved through the use of derivatives. The Fund’s cash position had no meaningful impact on performance.

Describe recent portfolio activity.

At the start of the year, the investment adviser raised cash by selling holdings in the Dominican Republic and Oman. The investment adviser participated in the primary issuance market in February 2022 and in March reduced the extent of the Fund’s underweights in investment-grade sovereigns such as Panama, Romania and Peru.

In the second quarter, the investment adviser reduced overweights in high-yielding countries such as Egypt and Ghana. The investment adviser increased the extent of the underweight in Turkey, as the country’s crisis appeared to be reaching its later stages. In addition, the investment adviser closed all remaining holdings in Russia. Later in the period, the investment adviser reduced the short position in U.S. Treasury futures given the increasing concerns about the potential for slowing global growth.

Describe portfolio positioning at period end.

Oman, United Arab Emirates and Hungary were the Fund’s largest overweights, and Malaysia, China and the Philippines were its most significant underweights.

The Fund’s beta (sensitivity to market movements) was slightly higher than the benchmark as of June 30, 2022, while its duration was slightly lower.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of June 30, 2022 (continued)	BlackRock Sustainable Emerging Markets Bond Fund

Performance

				Average Annual Total Returns(a)(b)

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	1 Year	Since Inception (c)

Institutional	6.86%	4.50%	(20.00)%	(21.70)%	(1.75)%
Class K	6.95	5.07	(19.96)	(21.63)	(1.67)

J.P. Morgan EMBI Global Diversified Index(d)	—	—	(20.31)	(21.22)	(1.37)
J.P. Morgan ESG EMBI Global Diversified Index(e)	—	—	(21.13)	(22.14)	(1.27)

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.

(b)

The Fund invests primarily in a portfolio of fixed-income securities of issuers located in or tied economically to emerging market countries that are predominantly denominated in U.S. dollars and derivatives with similar economic characteristics. The Fund’s total returns for the period beginning on the date of the Reorganization (as defined below) and ended on October 14, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name “BlackRock Emerging Markets Bond Fund.” On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Emerging Markets Bond Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

(c)	The Fund commenced operations on July 27, 2017.

(d)

An unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging market sovereign and quasi-sovereign entities.

(e)

An index that tracks liquid, U.S. dollar emerging market fixed and floating-rate debt instruments issued by sovereign and quasi-sovereign entities. The index applies an ESG scoring and screening methodology to tilt toward issuers ranked higher on ESG criteria and green bond issues, and to underweight and remove issuers that rank lower. The index is based on the established flagship J.P. Morgan EMBI Global Diversified Index.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$1,000.00	$800.00	$3.03		$1,000.00	$1,021.42	$3.41		0.68%
Class K	1,000.00	800.40	2.63		1,000.00	1,021.87	2.96		0.59

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)	Percent of Total Investments

Foreign Agency Obligations	94.5%
Corporate Bonds	5.5

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percent of Total Investments

AAA/Aaa	1.2%
AA/Aa	7.2
A	9.4
BBB/Baa	34.7
BB/Ba	21.3
B	19.0
CCC/Caa	6.5
CC	0.7

(a)	Excludes short-term securities.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

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About Fund Performance

Institutional Shares and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock Systematic Multi-Strategy Fund’s Class K Shares performance shown prior to the Class K Shares inception date of September 29, 2020 is that of Institutional Shares. The performance of BlackRock Systematic Multi-Strategy Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares for BlackRock Systematic Multi-Strategy Fund would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares (available only in BlackRock Systematic Multi-Strategy Fund) are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares (available only in BlackRock Systematic Multi-Strategy Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

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Schedule of Investments (unaudited) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 04/15/27(a)	$8,448	$8,306,340
Avant Loans Funding Trust, Series 2021-REV1, Class C, 2.30%, 07/15/30(a)	2,220	2,027,182
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	1,117	1,077,483
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 06/15/26	9,213	9,227,424
Exeter Automobile Receivables Trust, Series 2020-3A, Class B, 0.79%, 09/16/24	456	456,116
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	10,965	10,623,526
Series 2021-3, Class B, 0.76%, 02/26/29	19,764	19,098,530
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	463,816
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 05/15/32(a)	23,815	23,608,804
Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(a)	6,148	5,974,874
Santander Drive Auto Receivables Trust
Series 2018-5, Class D, 4.19%, 12/16/24	11	10,779
Series 2019-1, Class D, 3.65%, 04/15/25	1,769	1,770,556
Upstart Securitization Trust(a)
Series 2021-1, Class A, 0.87%, 03/20/31	1,679	1,661,665
Series 2021-2, Class A, 0.91%, 06/20/31	13,951	13,626,027
Series 2021-3, Class A, 0.83%, 07/20/31	6,979	6,776,940
Series 2021-4, Class A, 0.84%, 09/20/31	11,611	11,178,514
Series 2021-5, Class A, 1.31%, 11/20/31	8,556	8,237,592
Westlake Automobile Receivables Trust(a)
Series 2020-2A, Class B, 1.32%, 07/15/25	4,132	4,125,064
Series 2022-1A, Class B, 2.75%, 03/15/27	8,580	8,322,059

Total Asset-Backed Securities — 1.4% (Cost: $140,173,075)		136,573,291

	Shares

Common Stocks

Aerospace & Defense — 0.2%
General Dynamics Corp.	34,915	7,724,944
Huntington Ingalls Industries, Inc.	2,227	485,085
Lockheed Martin Corp.	24,579	10,567,987

		18,778,016

Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	23,578	2,390,102
United Parcel Service, Inc., Class B	13,387	2,443,663

		4,833,765

Banks — 0.1%
First Hawaiian, Inc.	3,909	88,773
First Interstate BancSystem, Inc., Class A	7,151	272,524
Fulton Financial Corp.	18,675	269,854
Prosperity Bancshares, Inc.	49,818	3,401,075
U.S. Bancorp	152,495	7,017,820
United Bankshares, Inc.	9,412	330,079

		11,380,125

Security	Shares	Value

Beverages — 0.1%
Coca-Cola Europacific Partners PLC	11,837	$610,908
PepsiCo, Inc.	63,597	10,599,076

		11,209,984

Biotechnology — 0.3%
AbbVie, Inc.	73,881	11,315,614
Amgen, Inc.	43,669	10,624,667
Gilead Sciences, Inc.	170,848	10,560,115

		32,500,396

Capital Markets — 0.0%
Virtu Financial, Inc., Class A	20,778	486,413

Chemicals — 0.0%
Air Products & Chemicals, Inc.	2,196	528,094
Dow, Inc.	36,298	1,873,340

		2,401,434

Communications Equipment — 0.1%
Cisco Systems, Inc.	236,776	10,096,129

Containers & Packaging — 0.3%
Amcor PLC	806,097	10,019,786
International Paper Co.	145,144	6,071,374
Packaging Corp. of America	62,929	8,652,737

		24,743,897

Distributors — 0.0%
Genuine Parts Co.	19,133	2,544,689

Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	211,387	10,727,890

Electric Utilities — 0.6%
Alliant Energy Corp.	95,643	5,605,636
American Electric Power Co., Inc.	90,102	8,644,386
Avangrid, Inc.	123,103	5,677,510
Duke Energy Corp.	96,985	10,397,762
Evergy, Inc.	85,767	5,596,297
Eversource Energy	77,283	6,528,095
IDACORP, Inc.	16,493	1,746,939
OGE Energy Corp.	41,173	1,587,631
Pinnacle West Capital Corp.	32,528	2,378,447
Portland General Electric Co.	13,301	642,837
Southern Co.	142,752	10,179,645
Xcel Energy, Inc.	57,656	4,079,739

		63,064,924

Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.	25,328	798,085

Equity Real Estate Investment Trusts (REITs) — 0.2%
Healthcare Realty Trust, Inc.	92,850	2,525,520
National Retail Properties, Inc.	81,742	3,514,906
Physicians Realty Trust	457,898	7,990,320
WP Carey, Inc.	122,831	10,177,777

		24,208,523

Food & Staples Retailing — 0.0%
Walgreens Boots Alliance, Inc.	18,709	709,071

Food Products — 0.6%
Campbell Soup Co.	179,679	8,633,576
Conagra Brands, Inc.	205,952	7,051,797
Flowers Foods, Inc.	343,473	9,040,209
General Mills, Inc.	157,863	11,910,763
J M Smucker Co.	52,521	6,723,213
Kellogg Co.	159,020	11,344,487

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kraft Heinz Co.	69,487	$2,650,234
Lancaster Colony Corp.	224	28,847
Mondelez International, Inc., Class A	47,387	2,942,259

		60,325,385

Health Care Equipment & Supplies — 0.1%
Medtronic PLC	96,842	8,691,569

Health Care Providers & Services — 0.2%
Cardinal Health, Inc.	28,473	1,488,284
CVS Health Corp.	62,983	5,836,005
Patterson Cos., Inc.	57,637	1,746,401
Premier, Inc., Class A	239,428	8,542,791
Quest Diagnostics, Inc.	7,800	1,037,244

		18,650,725

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.	43,302	10,690,398

Household Products — 0.4%
Clorox Co.	14,142	1,993,739
Colgate-Palmolive Co.	136,773	10,960,988
Kimberly-Clark Corp.	82,267	11,118,385
Procter & Gamble Co.	73,649	10,589,990

		34,663,102

Industrial Conglomerates — 0.1%
3M Co.	73,168	9,468,671

Insurance — 0.2%
Allstate Corp.	37,855	4,797,364
Hanover Insurance Group, Inc.	487	71,224
Travelers Cos., Inc.	60,890	10,298,326

		15,166,914

IT Services — 0.3%
Amdocs Ltd.	124,478	10,370,262
Automatic Data Processing, Inc.	16,948	3,559,758
International Business Machines Corp.	77,360	10,922,459
Western Union Co.	35,839	590,268

		25,442,747

Machinery — 0.0%
Illinois Tool Works, Inc.	6,254	1,139,791

Media — 0.1%
Comcast Corp., Class A	247,535	9,713,273
Omnicom Group, Inc.	24,095	1,532,683

		11,245,956

Metals & Mining — 0.1%
Newmont Corp.	157,611	9,404,648

Multi-Utilities — 0.4%
Ameren Corp.	31,406	2,837,846
CMS Energy Corp.	91,152	6,152,760
Consolidated Edison, Inc.	82,964	7,889,876
Dominion Energy, Inc.	117,053	9,342,000
DTE Energy Co.	20,217	2,562,505
NorthWestern Corp.	10,107	595,605
WEC Energy Group, Inc.	103,395	10,405,673

		39,786,265

Oil, Gas & Consumable Fuels — 0.1%
Williams Cos., Inc.	207,201	6,466,743

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	144,425	11,120,725

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	61,202	$10,863,967
Merck & Co., Inc.	120,466	10,982,885
Pfizer, Inc.	205,808	10,790,514

		43,758,091

Semiconductors & Semiconductor Equipment — 0.0%
Texas Instruments, Inc.	380	58,387

Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc.	48,577	954,538

Tobacco — 0.0%
Philip Morris International, Inc.	39,350	3,885,419

Trading Companies & Distributors — 0.0%
MSC Industrial Direct Co., Inc., Class A	50,274	3,776,080

Total Common Stocks — 5.3% (Cost: $503,152,251)		522,058,770

	Par (000)

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	$430	350,251

Aerospace & Defense — 0.4%
3M Co. 2.25%, 03/15/23	425	421,594
2.65%, 04/15/25	680	666,835
Boeing Co. 1.17%, 02/04/23	1,205	1,191,314
1.43%, 02/04/24	2,579	2,463,536
2.20%, 02/04/26	2,000	1,802,731
Bombardier, Inc.(a) 7.13%, 06/15/26	1,065	878,071
7.88%, 04/15/27	425	353,774
6.00%, 02/15/28	1,010	756,894
General Dynamics Corp. 3.25%, 04/01/25	350	347,095
1.15%, 06/01/26	4,250	3,857,338
3.50%, 04/01/27	4,060	3,984,957
3.75%, 05/15/28	2,980	2,924,391
Howmet Aerospace, Inc. 5.90%, 02/01/27	3,580	3,526,300
5.95%, 02/01/37	500	471,500
Lockheed Martin Corp. 1.85%, 06/15/30	70	59,739
3.90%, 06/15/32	6,455	6,369,782
Moog, Inc., 4.25%, 12/15/27(a)	400	346,596
Parker-Hannifin Corp., 3.65%, 06/15/24	2,380	2,363,897
Raytheon Technologies Corp. 3.15%, 12/15/24	1,153	1,138,712
3.95%, 08/16/25	130	130,272
Rolls-Royce PLC, 5.75%, 10/15/27(a)	1,305	1,176,197
Spirit AeroSystems, Inc.(a) 5.50%, 01/15/25	125	115,625
7.50%, 04/15/25	700	650,125
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,507,829
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26	1,555	1,511,617
TransDigm, Inc. 8.00%, 12/15/25(a)	115	116,293

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued) 6.25%, 03/15/26(a)	$2,000	$1,927,500
6.38%, 06/15/26	100	93,500
7.50%, 03/15/27	50	47,171
Triumph Group, Inc. 8.88%, 06/01/24(a)	528	531,891
7.75%, 08/15/25	40	30,800

		42,763,876

Air Freight & Logistics(a) — 0.0%
Cargo Aircraft Management, Inc., 4.75%, 02/01/28	390	355,657
XPO Logistics, Inc., 6.25%, 05/01/25	719	713,607

		1,069,264

Airlines — 0.3%
Air Canada, 3.88%, 08/15/26(a)	1,365	1,154,640
American Airlines Group, Inc., 3.75%, 03/01/25(a)	1,455	1,225,837
American Airlines, Inc., 11.75%, 07/15/25(a)	2,910	3,011,559
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a) 5.50%, 04/20/26	625	574,241
5.75%, 04/20/29	4,550	3,884,608
Delta Air Lines, Inc., 7.38%, 01/15/26	3,125	3,120,156
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(a)	1,620	1,451,844
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)	1,188	1,167,375
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)	543	557,265
United Airlines Holdings, Inc., 4.88%, 01/15/25	525	487,693
United Airlines, Inc.(a) 4.38%, 04/15/26	1,040	916,417
4.63%, 04/15/29	10,125	8,588,734

		26,140,369

Auto Components — 0.3%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)	2,000	1,755,320
Goodyear Tire & Rubber Co. 9.50%, 05/31/25	100	103,417
4.88%, 03/15/27	250	223,563
5.00%, 07/15/29	1,063	880,331
5.25%, 04/30/31	1,225	993,990
IHO Verwaltungs GmbH, (6.38% Cash or 7.13% PIK), 6.38%, 05/15/29(a)(b)	2,000	1,740,400
Lear Corp., 3.80%, 09/15/27	1,964	1,855,336
Meritor, Inc.(a) 6.25%, 06/01/25	325	333,305
4.50%, 12/15/28	1,850	1,781,219
Titan International, Inc., 7.00%, 04/30/28	4,205	3,950,177
Toyota Motor Credit Corp., 3.95%, 06/30/25	17,055	17,116,185
ZF North America Capital, Inc., 4.75%, 04/29/25(a)	150	138,375

		30,871,618

Automobiles — 1.0%
Allison Transmission, Inc., 3.75%, 01/30/31(a)	3,000	2,404,320
American Honda Finance Corp. 2.15%, 09/10/24	2,480	2,398,316
1.20%, 07/08/25	1,395	1,287,360
1.30%, 09/09/26	1,960	1,769,606
Asbury Automotive Group, Inc. 4.50%, 03/01/28	1,600	1,388,000

Security	Par (000)	Value

Automobiles (continued)
Asbury Automotive Group, Inc. (continued) 4.63%, 11/15/29(a)	$955	$789,069
4.75%, 03/01/30	2,745	2,257,076
5.00%, 02/15/32(a)	790	645,825
Cummins, Inc., 0.75%, 09/01/25	4,550	4,144,878
Ford Motor Co. 4.35%, 12/08/26	200	185,365
9.63%, 04/22/30	240	267,600
3.25%, 02/12/32	1,700	1,271,430
4.75%, 01/15/43	150	106,850
5.29%, 12/08/46	950	728,560
Ford Motor Credit Co. LLC 5.58%, 03/18/24	400	398,000
2.30%, 02/10/25	8,000	7,183,200
5.13%, 06/16/25	2,350	2,244,062
4.13%, 08/04/25	1,000	947,185
3.38%, 11/13/25	1,230	1,107,578
4.39%, 01/08/26	1,650	1,519,749
4.13%, 08/17/27	2,000	1,761,000
2.90%, 02/10/29	7,800	6,117,072
4.00%, 11/13/30	1,320	1,069,537
General Motors Co. 5.40%, 10/02/23	160	162,390
6.13%, 10/01/25	600	620,243
General Motors Financial Co., Inc. 4.15%, 06/19/23	195	195,120
5.10%, 01/17/24	375	378,729
1.05%, 03/08/24	1,980	1,877,036
1.20%, 10/15/24	1,150	1,069,397
4.00%, 01/15/25	1,000	985,590
3.80%, 04/07/25	1,575	1,535,479
2.35%, 02/26/27	14,390	12,674,650
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)	3,366	2,813,246
Honda Motor Co. Ltd. 2.27%, 03/10/25	5,440	5,232,864
2.53%, 03/10/27	4,480	4,191,519
Jaguar Land Rover Automotive PLC(a) 7.75%, 10/15/25	1,250	1,157,625
4.50%, 10/01/27	400	299,816
5.88%, 01/15/28	4,348	3,321,350
5.50%, 07/15/29	5,400	3,915,000
PACCAR Financial Corp., 1.90%, 02/07/23	325	322,303
Sonic Automotive, Inc.(a) 4.63%, 11/15/29	263	203,775
4.88%, 11/15/31	208	156,459
Toyota Motor Corp., 0.68%, 03/25/24	145	138,331
Toyota Motor Credit Corp. 2.50%, 03/22/24	3,890	3,830,155
1.45%, 01/13/25	3,555	3,368,973
1.13%, 06/18/26	9,440	8,510,895

		98,952,583

Banks — 2.7%
Bank of Montreal 0.45%, 12/08/23	3,565	3,424,046
1.50%, 01/10/25	5,490	5,181,025
1.85%, 05/01/25	2,440	2,308,173
3.70%, 06/07/25	13,441	13,321,980
1.25%, 09/15/26	2,260	2,002,033
Canadian Imperial Bank of Commerce 0.45%, 06/22/23	5,605	5,430,618
0.95%, 06/23/23	3,330	3,233,760

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce (continued) 2.25%, 01/28/25	$480	$460,122
3.30%, 04/07/25	17,240	16,907,643
0.95%, 10/23/25	1,870	1,686,744
Citibank NA, 3.65%, 01/23/24	400	401,158
Cooperatieve Rabobank UA, 1.38%, 01/10/25	7,360	6,923,569
Credit Suisse AG 0.52%, 08/09/23	1,580	1,524,212
0.50%, 02/02/24	5,160	4,863,666
3.70%, 02/21/25	3,660	3,573,661
Fifth Third Bancorp 3.65%, 01/25/24	2,745	2,733,383
(SOFR + 0.69%), 1.71%, 11/01/27(c)	590	523,423
Fifth Third Bank NA, 1.80%, 01/30/23	585	579,878
First Republic Bank, (SOFR + 0.62%), 1.91%, 02/12/24(c)	1,085	1,072,364
HSBC USA, Inc. 3.75%, 05/24/24	19,825	19,708,477
3.50%, 06/23/24	400	397,426
ING Groep NV, 4.10%, 10/02/23	3,570	3,579,510
Intesa Sanpaolo SpA(a) 5.02%, 06/26/24	200	190,826
5.71%, 01/15/26	1,650	1,571,705
(1 year CMT + 2.60%), 4.20%, 06/01/32(c)	985	721,469
JPMorgan Chase & Co., 3.85%, 06/14/25(c)	36,820	36,457,097
KeyBank NA, (SOFR + 0.32%), 0.43%, 06/14/24(c)	2,190	2,124,350
KeyCorp., 2.25%, 04/06/27	335	301,600
National Australia Bank Ltd., 1.88%, 12/13/22	250	248,685
National Bank of Canada, (1 year CMT + 0.40%), 0.55%, 11/15/24(c)	665	633,983
Royal Bank of Canada 0.65%, 07/29/24	3,845	3,612,842
0.75%, 10/07/24	3,300	3,081,544
1.15%, 06/10/25	2,500	2,312,913
1.20%, 04/27/26	1,495	1,343,029
2.05%, 01/21/27	8,000	7,313,631
Santander Holdings USA, Inc. 3.45%, 06/02/25	1,250	1,202,013
(SOFR + 1.25%), 2.49%, 01/06/28(c)	935	825,222
(SOFR + 1.38%), 4.26%, 06/09/25(c)	4,000	3,951,527
Santander U.K. Group Holdings PLC(c)
(1 year CMT + 1.25%), 1.53%, 08/21/26	3,000	2,686,895
(3 mo. LIBOR US + 1.57%), 4.80%, 11/15/24	1,250	1,250,037
(SOFR + 0.79%), 1.09%, 03/15/25	7,635	7,128,527
Standard Chartered PLC, (3 mo. LIBOR US + 1.46%), 7.01%(a)(c)(d)	500	531,384
SVB Financial Group 1.80%, 10/28/26	16,610	14,835,104
1.80%, 02/02/31	2,575	1,984,114
Toronto-Dominion Bank 1.90%, 12/01/22	785	782,432
0.30%, 06/02/23	3,430	3,329,742
0.45%, 09/11/23	5,955	5,759,976
2.65%, 06/12/24	200	196,263
1.45%, 01/10/25	2,765	2,614,469
3.77%, 06/06/25	20,240	20,125,084
Truist Financial Corp., 1.20%, 08/05/25	3,520	3,233,751
Wells Fargo & Co.(c)
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26	12,644	11,883,652
(SOFR + 0.51%), 0.81%, 05/19/25	1,228	1,149,853

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.(c) (continued)
(SOFR + 1.09%), 2.41%, 10/30/25	$147	$139,944
(SOFR + 1.32%), 3.91%, 04/25/26	3,485	3,427,446
(SOFR + 1.51%), 3.53%, 03/24/28	6,795	6,435,866
Westpac Banking Corp., 3.74%, 08/26/25	10,390	10,353,570

		263,577,416

Beverages — 0.6%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(b)(c)	1,350	1,001,376
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
5.25%, 04/30/25	820	758,497
4.13%, 08/15/26	250	211,802
5.25%, 08/15/27	650	463,489
Ball Corp. 4.00%, 11/15/23	15	14,883
5.25%, 07/01/25	50	50,034
4.88%, 03/15/26	200	196,750
2.88%, 08/15/30	910	732,465
3.13%, 09/15/31	3,040	2,452,185
Coca-Cola Co. 1.75%, 09/06/24	400	390,781
3.38%, 03/25/27	3,230	3,202,511
1.45%, 06/01/27	11,595	10,493,256
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	18,176	16,191,408
Constellation Brands, Inc.
3.60%, 05/09/24	8,687	8,654,655
4.40%, 11/15/25	1,070	1,074,913
4.35%, 05/09/27	6,197	6,144,408
2.88%, 05/01/30	310	269,670
Diageo Capital PLC 2.13%, 10/24/24	560	540,188
2.38%, 10/24/29	405	359,549
2.00%, 04/29/30	2,710	2,311,834
Keurig Dr. Pepper, Inc., 3.95%, 04/15/29	1,055	1,006,457
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(a)	133	131,670
PepsiCo, Inc. 2.25%, 03/19/25	850	827,828
2.63%, 03/19/27	535	513,358
Silgan Holdings, Inc., 4.13%, 02/01/28	207	185,623

		58,179,590

Biotechnology — 0.1%
Gilead Sciences, Inc., 0.75%, 09/29/23	364	352,225
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	11,190	8,971,506

		9,323,731

Building Materials — 0.3%
Allegion U.S. Holding Co., Inc., 3.20%, 10/01/24	1,900	1,853,545
Boise Cascade Co., 4.88%, 07/01/30(a)	11,916	10,422,925
Builders FirstSource, Inc.(a) 5.00%, 03/01/30	870	737,282
4.25%, 02/01/32	9,250	7,040,822
Carrier Global Corp. 2.24%, 02/15/25	704	668,962
2.49%, 02/15/27	1,154	1,049,850
Eagle Materials, Inc., 2.50%, 07/01/31	444	350,669
Griffon Corp., 5.75%, 03/01/28	270	245,090

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	$1,200	$1,068,000
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	2,950	2,324,279
Martin Marietta Materials, Inc., 0.65%, 07/15/23	2,265	2,188,802
Masco Corp., 3.50%, 11/15/27	2,925	2,782,268
Masonite International Corp., Class C, 5.38%, 02/01/28(a)	1,650	1,493,250
Standard Industries, Inc., 4.38%, 07/15/30(a)	1,250	985,938
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)	155	135,238

		33,346,920

Building Products — 0.3%
Advanced Drainage Systems, Inc.(a) 5.00%, 09/30/27	2,105	1,940,852
6.38%, 06/15/30	10,000	9,765,700
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(a)	4,174	3,394,378
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	5,569	4,343,820
Home Depot, Inc. 2.70%, 04/15/25	490	480,769
2.50%, 04/15/27	150	141,615
2.88%, 04/15/27	955	922,609
Lowe’s Cos., Inc. 4.00%, 04/15/25	1,930	1,936,374
3.35%, 04/01/27	4,250	4,089,894
3.10%, 05/03/27	5,191	4,943,632

		31,959,643

Capital Markets — 1.2%
Ameriprise Financial, Inc., 3.00%, 04/02/25	860	839,779
Ares Capital Corp. 3.50%, 02/10/23	1,300	1,294,181
4.20%, 06/10/24	4,880	4,791,337
4.25%, 03/01/25	50	47,808
3.25%, 07/15/25	850	785,795
3.88%, 01/15/26	3,714	3,410,715
2.15%, 07/15/26	6,121	5,130,082
2.88%, 06/15/27	6,210	5,183,319
2.88%, 06/15/28	3,355	2,657,968
Bank of New York Mellon Corp. 1.85%, 01/27/23	315	312,902
0.50%, 04/26/24	2,890	2,743,804
Barings BDC, Inc., 3.30%, 11/23/26(a)	1,715	1,487,629
Blackstone Private Credit Fund, 2.70%, 01/15/25(a)	5,320	4,854,306
Brookfield Asset Management, Inc., 4.00%, 01/15/25	1,000	995,246
Brookfield Finance I U.K. PLC, 2.34%, 01/30/32	780	626,853
Brookfield Finance, Inc. 4.00%, 04/01/24	300	299,967
3.90%, 01/25/28	55	52,553
Charles Schwab Corp. 0.75%, 03/18/24	935	896,758
1.15%, 05/13/26	2,135	1,925,999
2.45%, 03/03/27	1,495	1,394,256
Compass Group Diversified Holdings LLC(a) 5.25%, 04/15/29	4,515	3,724,875
5.00%, 01/15/32	1,110	857,008
FS KKR Capital Corp. 4.63%, 07/15/24	3,750	3,679,931
1.65%, 10/12/24	5,060	4,501,426
4.13%, 02/01/25	105	99,573

Security	Par (000)	Value

Capital Markets (continued)
FS KKR Capital Corp. (continued) 2.63%, 01/15/27	$5,275	$4,435,960
3.25%, 07/15/27	2,810	2,391,061
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	505	455,202
Golub Capital BDC, Inc., 2.50%, 08/24/26	3,820	3,197,447
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 09/15/24	320	298,658
6.38%, 12/15/25	1,600	1,512,496
6.25%, 05/15/26	4,610	4,315,698
5.25%, 05/15/27	300	265,752
4.38%, 02/01/29	5,540	4,477,206
LPL Holdings, Inc.(a) 4.63%, 11/15/27	2,300	2,147,978
4.38%, 05/15/31	5,291	4,520,551
Main Street Capital Corp., 3.00%, 07/14/26	2,000	1,745,141
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(a)	3,545	3,220,602
Nomura Holdings, Inc. 2.65%, 01/16/25	1,620	1,545,394
5.10%, 07/03/25(e)	12,700	12,755,166
1.85%, 07/16/25	7,520	6,885,578
Prospect Capital Corp., 3.36%, 11/15/26	2,255	1,916,527
StoneX Group, Inc., 8.63%, 06/15/25(a)	3,424	3,432,560

		112,113,047

Chemicals — 0.9%
Air Products & Chemicals, Inc.
1.85%, 05/15/27	2,380	2,165,763
2.05%, 05/15/30	1,125	972,391
Albemarle Corp., 4.65%, 06/01/27	19,380	19,071,978
Ashland LLC 3.38%, 09/01/31(a)	3,440	2,798,006
6.88%, 05/15/43	1,000	1,004,320
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	1,080	881,680
Celanese U.S. Holdings LLC 3.50%, 05/08/24	2,045	2,020,229
1.40%, 08/05/26	1,280	1,100,932
Chemours Co., 163851AE8, 5.38%, 05/15/27	939	826,183
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,000	5,364,133
Ecolab, Inc., 0.90%, 12/15/23	1,765	1,709,050
Emerson Electric Co., 2.00%, 12/21/28	14,680	12,930,760
FMC Corp., 4.10%, 02/01/24	1,904	1,906,917
Ingevity Corp., 3.88%, 11/01/28(a)	2,770	2,319,875
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	40	39,084
LSB Industries, Inc., 6.25%, 10/15/28(a)	1,865	1,645,862
Methanex Corp. 5.13%, 10/15/27	1,585	1,398,762
5.25%, 12/15/29	3,200	2,705,312
5.65%, 12/01/44	1,300	913,572
Olin Corp. 5.13%, 09/15/27	50	45,959
5.63%, 08/01/29	5,500	4,901,875
5.00%, 02/01/30	2,000	1,727,400
PPG Industries, Inc. 1.20%, 03/15/26	8,910	8,004,344
2.55%, 06/15/30	2,000	1,760,308
Sherwin-Williams Co. 3.13%, 06/01/24	2,590	2,552,834

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (continued) 3.45%, 06/01/27	$640	$609,969
2.95%, 08/15/29	225	201,298
Tronox, Inc., 4.63%, 03/15/29(a)	385	309,579
Valvoline, Inc.(a) 4.25%, 02/15/30	2,091	1,745,985
3.63%, 06/15/31	470	376,000
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	2,500	2,175,600

		86,185,960

Commercial Services & Supplies — 0.3%
Alta Equipment Group, Inc., 5.63%, 04/15/26(a)	1,653	1,413,315
AMN Healthcare, Inc., 4.63%, 10/01/27(a)	590	540,894
ASGN, Inc., 4.63%, 05/15/28(a)	2,090	1,810,567
Fortress Transportation & Infrastructure Investors LLC(a) 6.50%, 10/01/25	3,525	3,325,873
9.75%, 08/01/27	5,800	5,668,940
Herc Holdings, Inc., 5.50%, 07/15/27(a)	2,822	2,576,206
Hertz Corp.(a) 4.63%, 12/01/26	1,265	1,057,641
5.00%, 12/01/29	1,415	1,089,550
Prime Security Services Borrower LLC/Prime Finance, Inc.(a) 5.25%, 04/15/24	3,600	3,519,000
5.75%, 04/15/26	3,637	3,391,503
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)	2,100	2,056,257
TriNet Group, Inc., 3.50%, 03/01/29(a)	2,000	1,647,340
United Rentals North America, Inc., 5.50%, 05/15/27	250	245,166
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)	4,335	3,695,588

		32,037,840

Communications Equipment — 0.1%
Motorola Solutions, Inc. 4.00%, 09/01/24	6	5,973
4.60%, 02/23/28	50	48,355
4.60%, 05/23/29	600	574,049
2.30%, 11/15/30	200	156,485
2.75%, 05/24/31	3,485	2,816,014
Nokia OYJ 4.38%, 06/12/27	2,920	2,758,516
6.63%, 05/15/39	300	296,625
Viasat, Inc.(a) 5.63%, 09/15/25	100	80,883
5.63%, 04/15/27	400	345,863
6.50%, 07/15/28	1,035	712,929

		7,795,692

Construction & Engineering — 0.0%
AECOM, 5.13%, 03/15/27	2,308	2,181,060
Fluor Corp., 4.25%, 09/15/28	1,400	1,223,250
INNOVATE Corp., 8.50%, 02/01/26(a)	670	570,840
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	225	177,432

		4,152,582

Construction Materials(a) — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29	1,390	1,111,293
Avient Corp., 5.75%, 05/15/25	2,950	2,827,558

Security	Par (000)	Value

Construction Materials (continued)
G-III Apparel Group Ltd., 7.88%, 08/15/25	$3,300	$3,189,186
Picasso Finance Sub, Inc., 6.13%, 06/15/25	211	205,725
Winnebago Industries, Inc., 6.25%, 07/15/28	861	788,456

		8,122,218

Consumer Discretionary — 0.3%
Cintas Corp. No. 2 3.45%, 05/01/25	8,425	8,396,470
3.70%, 04/01/27	5,640	5,570,343
Life Time, Inc.(a) 5.75%, 01/15/26	145	129,988
8.00%, 04/15/26	165	147,056
Nielsen Finance LLC/Nielsen Finance Co.(a) 5.63%, 10/01/28	2,123	1,971,630
4.50%, 07/15/29	530	478,794
5.88%, 10/01/30	400	367,264
4.75%, 07/15/31	1,000	899,577
Quanta Services, Inc. 0.95%, 10/01/24	3,805	3,519,070
2.35%, 01/15/32	2,295	1,777,494
Royal Caribbean Cruises Ltd.(a) 10.88%, 06/01/23	50	50,167
9.13%, 06/15/23	90	89,006
11.50%, 06/01/25	1,897	1,949,168

		25,346,027

Consumer Finance — 0.7%
American Express Co. 2.50%, 08/01/22	50	50,000
3.40%, 02/27/23	50	50,164
3.38%, 05/03/24	2,435	2,417,475
2.50%, 07/30/24	290	282,152
2.25%, 03/04/25	1,290	1,239,258
Automatic Data Processing, Inc., 1.70%, 05/15/28	830	746,522
Block Financial LLC, 2.50%, 07/15/28	1,790	1,560,074
Capital One Financial Corp., (SOFR + 1.37%), 4.17%, 05/09/25(c)	9,470	9,331,320
CPI CG, Inc., 8.63%, 03/15/26(a)	3,708	3,504,060
Curo Group Holdings Corp., 7.50%, 08/01/28(a)	4,438	2,785,688
Enova International, Inc., 8.50%, 09/15/25(a)	3,850	3,348,384
goeasy Ltd., 5.38%, 12/01/24(a)	555	509,213
HealthEquity, Inc., 4.50%, 10/01/29(a)	2,000	1,750,000
Mastercard, Inc. 2.95%, 11/21/26	380	370,818
3.30%, 03/26/27	9,210	9,049,931
3.50%, 02/26/28	30	29,585
2.95%, 06/01/29	260	243,609
1.90%, 03/15/31	167	142,593
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(a)	3,000	2,669,997
Navient Corp., 4.88%, 03/15/28	1,598	1,248,438
OneMain Finance Corp. 6.13%, 03/15/24	1,100	1,050,500
6.88%, 03/15/25	250	236,940
7.13%, 03/15/26	490	452,873
6.63%, 01/15/28	100	89,376
5.38%, 11/15/29	1,995	1,616,668
PayPal Holdings, Inc., 2.40%, 10/01/24	170	165,733
PRA Group, Inc., 5.00%, 10/01/29(a)	715	592,241
S&P Global, Inc. 2.45%, 03/01/27(a)	11,965	11,199,278
2.50%, 12/01/29	115	101,626

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
S&P Global, Inc. (continued) 1.25%, 08/15/30	$1,905	$1,507,894
SLM Corp., 4.20%, 10/29/25	1,275	1,155,096
Visa, Inc. 1.90%, 04/15/27	5,190	4,787,198
2.05%, 04/15/30	1,210	1,061,435

		65,346,139

Containers & Packaging — 0.1%
Berry Global, Inc., 4.88%, 07/15/26(a)	150	143,154
Cascades, Inc./Cascades USA, Inc.(a) 5.13%, 01/15/26	200	182,630
5.38%, 01/15/28	1,495	1,270,848
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	1,000	951,620
Graphic Packaging International LLC(a) 3.50%, 03/15/28	250	215,003
3.50%, 03/01/29	450	377,863
Resolute Forest Products, Inc., 4.88%, 03/01/26(a)	2,478	2,242,664
Sealed Air Corp.(a) 5.50%, 09/15/25	25	24,957
4.00%, 12/01/27	2,200	1,983,322
6.88%, 07/15/33	3,400	3,425,500

		10,817,561

Diversified Consumer Services — 0.0%
Graham Holdings Co., 5.75%, 06/01/26(a)	540	534,600
Service Corp. International 4.63%, 12/15/27	50	47,000
5.13%, 06/01/29	55	51,821
3.38%, 08/15/30	1,055	863,781
4.00%, 05/15/31	1,895	1,617,856

		3,115,058

Diversified Financial Services — 7.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.50%, 09/15/23	3,760	3,742,012
1.15%, 10/29/23	2,780	2,648,847
4.88%, 01/16/24	2,352	2,339,706
1.65%, 10/29/24	1,115	1,029,515
2.45%, 10/29/26	845	735,958
3.00%, 10/29/28	805	678,067
Air Lease Corp. 2.25%, 01/15/23	2,000	1,979,683
3.38%, 07/01/25	715	673,299
2.88%, 01/15/26	315	289,137
2.20%, 01/15/27	2,355	2,052,477
Ally Financial, Inc. 3.05%, 06/05/23	220	217,645
1.45%, 10/02/23	2,370	2,290,889
5.13%, 09/30/24	25	25,243
5.75%, 11/20/25	150	147,778
Banco Santander SA 3.85%, 04/12/23	4,000	3,996,406
2.71%, 06/27/24	8,600	8,345,325
3.50%, 03/24/25	18,400	17,973,301
2.75%, 05/28/25	800	757,514
(1 year CMT + 0.45%), 0.70%, 06/30/24(c)	20,600	19,843,940
(1 year CMT + 0.90%), 1.72%, 09/14/27(c)	2,800	2,430,337
Bank of America Corp. 4.00%, 01/22/25	2,180	2,170,316

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued) 3.88%, 08/01/25	$1,000	$995,656
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(c)	3,253	3,242,336
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(c)	2,000	1,905,008
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(c)	3,210	3,195,903
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(c)	200	197,115
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(c)	2,625	2,218,448
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(c)	1,500	1,435,892
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(c)	1,605	1,542,105
(SOFR + 0.41%), 0.52%, 06/14/24(c)	16,065	15,484,110
(SOFR + 0.65%), 1.53%, 12/06/25(c)	5,700	5,303,538
(SOFR + 0.69%), 0.98%, 04/22/25(c)	16,750	15,754,556
(SOFR + 0.74%), 0.81%, 10/24/24(c)	3,715	3,540,583
(SOFR + 0.91%), 0.98%, 09/25/25(c)	1,010	934,443
(SOFR + 0.96%), 1.73%, 07/22/27(c)	14,345	12,751,213
(SOFR + 1.15%), 1.32%, 06/19/26(c)	8,520	7,745,021
(SOFR + 1.21%), 2.57%, 10/20/32(c)	655	540,252
(SOFR + 1.33%), 3.38%, 04/02/26(c)	24,815	24,053,288
Series N, (SOFR + 1.22%), 2.65%, 03/11/32(c)	290	243,704
Bank of Nova Scotia 2.20%, 02/03/25	6,450	6,172,086
3.45%, 04/11/25	7,330	7,233,244
1.05%, 03/02/26	3,800	3,401,491
1.35%, 06/24/26	15,360	13,737,647
Barclays PLC 5.20%, 05/12/26	400	398,293
(1 year CMT + 0.80%), 1.01%, 12/10/24(c)	2,690	2,553,037
(1 year CMT + 1.05%), 2.28%, 11/24/27(c)	5,980	5,301,344
(3 mo. LIBOR US + 1.61%), 3.93%, 05/07/25(c)	4,005	3,939,766
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(c)	200	188,779
(SOFR + 2.71%), 2.85%, 05/07/26(c)	1,150	1,085,940
Citigroup, Inc. 3.75%, 06/16/24	2,500	2,509,603
4.45%, 09/29/27	240	235,040
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(c)	2,725	2,669,000
(3 mo. LIBOR US + 1.02%), 4.04%, 06/01/24(c)	50	49,865
(SOFR + 0.53%), 1.28%, 11/03/25(c)	1,050	974,903
(SOFR + 0.67%), 0.98%, 05/01/25(c)	3,190	2,988,485
(SOFR + 0.69%), 0.78%, 10/30/24(c)	13,120	12,507,245
(SOFR + 0.69%), 2.01%, 01/25/26(c)	5,430	5,086,863
(SOFR + 0.77%), 1.46%, 06/09/27(c)	23,540	20,811,509
(SOFR + 1.37%), 4.14%, 05/24/25(c)	7,095	7,066,015
(SOFR + 1.53%), 3.29%, 03/17/26(c)	9,120	8,817,118
(SOFR + 1.67%), 1.68%, 05/15/24(c)	1,960	1,920,561
(SOFR + 2.84%), 3.11%, 04/08/26(c)	4,485	4,305,400
CME Group, Inc., 2.65%, 03/15/32	250	221,382
Credit Acceptance Corp., 6.63%, 03/15/26	360	337,068
Deutsche Bank AG 3.95%, 02/27/23	2,000	1,995,620
4.50%, 04/01/25	1,400	1,332,790
4.16%, 05/13/25	9,485	9,398,899
(5 year USD ICE Swap + 2.55%), 4.88%, 12/01/32(c)	900	773,950
(5 year USD Swap + 2.25%), 4.30%, 05/24/28(c)	2,650	2,375,631
(SOFR + 1.22%), 2.31%, 11/16/27(c)	3,725	3,214,609
(SOFR + 1.32%), 2.55%, 01/07/28(c)	1,100	952,170
(SOFR + 2.76%), 3.73%, 01/14/32(c)	900	676,610
Series E, 0.96%, 11/08/23	3,265	3,128,075
Goldman Sachs Group, Inc. 3.20%, 02/23/23	1,500	1,500,522
3.63%, 02/20/24	4,490	4,475,478

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (continued) 4.00%, 03/03/24	$1,000	$1,003,126
3.50%, 01/23/25	1,060	1,044,267
3.50%, 04/01/25	2,895	2,837,836
3.75%, 05/22/25	75	74,101
4.25%, 10/21/25	530	525,908
3.75%, 02/25/26	75	73,519
3.50%, 11/16/26	35	33,579
2.60%, 02/07/30	3,090	2,635,514
3.80%, 03/15/30	900	834,543
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(c)	3,015	2,842,577
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(c)	125	121,446
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(c)	250	240,298
(SOFR + 0.51%), 0.66%, 09/10/24(c)	16,270	15,566,422
(SOFR + 0.61%), 0.86%, 02/12/26(c)	3,505	3,188,694
(SOFR + 0.73%), 1.76%, 01/24/25(c)	8,070	7,757,771
(SOFR + 0.80%), 1.43%, 03/09/27(c)	14,780	13,101,166
(SOFR + 1.09%), 1.99%, 01/27/32(c)	4,190	3,309,848
(SOFR + 1.25%), 2.38%, 07/21/32(c)	10,490	8,482,805
(SOFR + 1.28%), 2.62%, 04/22/32(c)	1,545	1,282,713
(SOFR + 1.51%), 4.39%, 06/15/27(c)	5,985	5,905,361
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/23(c)	5,680	5,609,000
Series VAR, (SOFR + 0.79%), 1.09%, 12/09/26(c)	6,100	5,433,022
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(a)	3,250	3,134,137
HSBC Holdings PLC 3.60%, 05/25/23	1,500	1,505,090
4.25%, 08/18/25	500	492,925
(SOFR + 0.53%), 0.73%, 08/17/24(c)	5,300	5,081,110
(SOFR + 0.58%), 1.16%, 11/22/24(c)	7,110	6,787,871
(SOFR + 0.71%), 0.98%, 05/24/25(c)	3,670	3,422,004
(SOFR + 1.19%), 2.80%, 05/24/32(c)	4,383	3,599,227
(SOFR + 1.43%), 3.00%, 03/10/26(c)	13,635	12,978,338
(SOFR + 1.51%), 4.18%, 12/09/25(c)	15,635	15,386,586
(SOFR + 1.54%), 1.65%, 04/18/26(c)	1,225	1,122,211
Intercontinental Exchange, Inc., 3.65%, 05/23/25	4,060	4,030,009
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	1,300	1,069,250
John Deere Capital Corp. 2.60%, 03/07/24	40	39,531
1.05%, 06/17/26	3,880	3,507,021
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,001,546
3.88%, 09/10/24	25	24,951
3.13%, 01/23/25	50	49,267
3.30%, 04/01/26	650	631,071
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(c)	3,150	3,139,201
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(c)	8,650	8,494,369
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(c)	1,300	1,268,345
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(c)	35	33,757
(SOFR + 0.61%), 1.56%, 12/10/25(c)	9,540	8,912,529
(SOFR + 0.77%), 1.47%, 09/22/27(c)	22,140	19,418,129
(SOFR + 0.80%), 1.05%, 11/19/26(c)	8,505	7,560,513
(SOFR + 1.16%), 2.30%, 10/15/25(c)	4,160	3,961,168
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29(a)	4,635	3,566,300
Lloyds Banking Group PLC 4.58%, 12/10/25	3,110	3,049,270

Security	Par (000)	Value

Diversified Financial Services (continued)
Lloyds Banking Group PLC (continued)
(1 year CMT + 0.55%), 0.70%, 05/11/24(c)	$5,135	$4,984,669
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28(c)	4,132	3,866,186
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	230	197,800
Mitsubishi UFJ Financial Group, Inc. 3.41%, 03/07/24	8,235	8,170,094
2.05%, 07/17/30	1,760	1,435,162
(1 year CMT + 0.45%), 0.96%, 10/11/25(c)	6,325	5,858,769
(1 year CMT + 0.55%), 0.95%, 07/19/25(c)	8,640	8,062,227
(1 year CMT + 0.67%), 1.64%, 10/13/27(c)	14,770	13,018,532
(1 year CMT + 0.83%), 2.34%, 01/19/28(c)	7,725	6,962,963
Mizuho Financial Group, Inc.(c)
(1 year CMT + 0.75%), 1.55%, 07/09/27	5,780	5,083,971
(1 year CMT + 0.90%), 2.65%, 05/22/26	2,910	2,759,373
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24	2,823	2,814,161
(SOFR + 0.87%), 0.85%, 09/08/24	3,330	3,201,609
(SOFR + 1.25%), 1.24%, 07/10/24	2,490	2,420,613
Morgan Stanley 3.70%, 10/23/24	25	24,946
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(c)	3,130	3,119,102
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(c)	325	307,670
(SOFR + 0.46%), 0.53%, 01/25/24(c)	13,300	13,037,424
(SOFR + 0.72%), 0.99%, 12/10/26(c)	12,180	10,790,635
(SOFR + 0.86%), 1.51%, 07/20/27(c)	4,585	4,021,183
(SOFR + 0.88%), 1.59%, 05/04/27(c)	8,640	7,669,376
(SOFR + 1.14%), 2.70%, 01/22/31(c)	2,090	1,810,191
(SOFR + 1.18%), 2.24%, 07/21/32(c)	1,685	1,365,023
(SOFR + 1.99%), 2.19%, 04/28/26(c)	8,810	8,247,507
(SOFR + 3.12%), 3.62%, 04/01/31(c)	13,680	12,565,688
Series I, (SOFR + 0.75%), 0.86%, 10/21/25(c)	3,590	3,311,482
NatWest Group PLC 3.88%, 09/12/23	9,780	9,747,760
(1 year CMT + 2.15%), 2.36%, 05/22/24(c)	470	461,572
(1 year CMT + 2.27%), 5.52%, 09/30/28(c)	2,325	2,341,561
ORIX Corp., 2.90%, 07/18/22	25	25,000
Spectrum Brands, Inc.(a) 5.00%, 10/01/29	20	17,295
3.88%, 03/15/31	1,380	1,111,983
Stena International SA, 6.13%, 02/01/25(a)	200	190,077
Sumitomo Mitsui Financial Group, Inc. 2.35%, 01/15/25	360	344,282
1.47%, 07/08/25	7,252	6,660,170
1.40%, 09/17/26	7,800	6,885,768
2.17%, 01/14/27	2,735	2,473,358
UniCredit SPA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(c)	3,625	2,929,666

		693,250,694

Diversified Telecommunication Services — 0.6%
AT&T, Inc. 1.70%, 03/25/26	16,240	14,838,119
2.30%, 06/01/27	18,205	16,618,327
Consolidated Communications, Inc.(a) 5.00%, 10/01/28	430	343,729
6.50%, 10/01/28	250	212,645
Level 3 Financing, Inc. 5.25%, 03/15/26	25	23,563
4.63%, 09/15/27(a)	95	80,987
3.63%, 01/15/29(a)	1,700	1,310,789
3.75%, 07/15/29(a)	650	502,583

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. 5.63%, 04/01/25	$2,400	$2,275,872
5.13%, 12/15/26(a)	495	416,701
4.00%, 02/15/27(a)	285	241,039
4.50%, 01/15/29(a)	1,415	1,053,319
5.38%, 06/15/29(a)	1,967	1,557,421
Series G, 6.88%, 01/15/28	554	490,501
Series P, 7.60%, 09/15/39	50	39,214
Series U, 7.65%, 03/15/42	725	556,437
Series W, 6.75%, 12/01/23	100	99,063
Series Y, 7.50%, 04/01/24	25	24,656
Sprint Capital Corp. 6.88%, 11/15/28	1,071	1,126,178
8.75%, 03/15/32	7,120	8,568,778
Telecom Italia Capital SA 6.38%, 11/15/33	900	694,980
6.00%, 09/30/34	850	641,129
7.20%, 07/18/36	1,200	911,094
7.72%, 06/04/38	50	38,575
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	4,255	2,943,609
Verizon Communications, Inc. 0.75%, 03/22/24	90	85,850
3.38%, 02/15/25	3,000	2,977,646
3.00%, 03/22/27	440	417,920
4.33%, 09/21/28	350	348,094
1.68%, 10/30/30	2,273	1,831,844

		61,270,662

Electric Utilities — 1.1%
AEP Texas, Inc., 3.95%, 06/01/28	50	48,220
AES Corp., 1.38%, 01/15/26	3,584	3,160,802
Alabama Power Co., 3.05%, 03/15/32	1,465	1,338,541
Ameren Corp., 3.50%, 01/15/31	140	128,241
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,697,428
Appalachian Power Co., Class AA, 2.70%, 04/01/31	800	690,162
Arizona Public Service Co., 2.20%, 12/15/31	2,310	1,867,643
Atlantic City Electric Co., 4.00%, 10/15/28	50	49,284
Avangrid, Inc., 3.80%, 06/01/29	100	93,552
Berkshire Hathaway Energy Co. 4.05%, 04/15/25	3,330	3,350,345
3.25%, 04/15/28	100	95,060
1.65%, 05/15/31	245	197,460
Black Hills Corp. 1.04%, 08/23/24	570	532,925
3.15%, 01/15/27	1,960	1,869,193
CenterPoint Energy Houston Electric LLC, Series AG, Class AG, 3.00%, 03/01/32	635	577,027
Commonwealth Edison Co., 2.20%, 03/01/30	170	147,565
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/30	330	307,418
Constellation Energy Generation LLC, 3.25%, 06/01/25	770	737,458
Dominion Energy, Inc. 4.25%, 06/01/28	165	162,296
Series A, 1.45%, 04/15/26	1,200	1,085,136
Series B, 3.60%, 03/15/27	1,300	1,264,924
Series C, 3.38%, 04/01/30	310	283,383
Series C, 2.25%, 08/15/31	1,375	1,130,448

Security	Par (000)	Value

Electric Utilities (continued)
DPL, Inc., 4.35%, 04/15/29	$200	$173,748
DTE Electric Co., Series C, 2.63%, 03/01/31	390	346,081
DTE Energy Co.
Series C, 3.40%, 06/15/29	122	112,214
Series F, 1.05%, 06/01/25	630	579,455
Duke Energy Corp. 3.75%, 04/15/24	1,180	1,178,755
2.65%, 09/01/26	4,283	4,011,252
3.40%, 06/15/29	255	233,005
2.55%, 06/15/31	3,870	3,214,976
Duke Energy Florida LLC, 1.75%, 06/15/30	115	95,375
Edison International, 4.95%, 04/15/25	2,500	2,506,275
Entergy Corp., 0.90%, 09/15/25	290	261,045
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,017,665
Entergy Texas, Inc., 4.00%, 03/30/29	50	48,816
Evergy, Inc., 2.90%, 09/15/29	100	88,255
Eversource Energy 4.20%, 06/27/24	6,740	6,759,809
Series L, 2.90%, 10/01/24	800	782,069
Series M, 3.30%, 01/15/28	1,000	939,927
Series N, 3.80%, 12/01/23	100	100,204
Exelon Corp., 3.95%, 06/15/25	1,500	1,494,836
FirstEnergy Corp.
Series C, 5.35%, 07/15/47	171	144,391
Series C, 3.40%, 03/01/50	1,000	677,900
Florida Power & Light Co. 2.85%, 04/01/25	35	34,361
2.45%, 02/03/32	190	165,556
Georgia Power Co. 3.25%, 03/30/27	50	47,557
4.70%, 05/15/32	900	902,388
Series B, 2.65%, 09/15/29	700	616,031
Interstate Power & Light Co., 2.30%, 06/01/30	310	263,781
ITC Holdings Corp., 3.35%, 11/15/27	5,420	5,177,544
MidAmerican Energy Co., 3.65%, 04/15/29	310	301,164
National Rural Utilities Cooperative Finance Corp. 1.00%, 06/15/26	6,475	5,813,844
3.70%, 03/15/29	100	95,854
2.40%, 03/15/30	1,105	963,672
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	609,777
NextEra Energy Capital Holdings, Inc. 0.65%, 03/01/23	4,805	4,722,492
2.94%, 03/21/24	7,100	6,991,097
4.45%, 06/20/25	10,570	10,643,114
1.90%, 06/15/28	1,335	1,160,806
3.50%, 04/01/29	150	140,000
2.75%, 11/01/29	1,005	888,432
NextEra Energy Operating Partners LP(a) 4.25%, 07/15/24	30	28,698
4.25%, 09/15/24	25	23,812
4.50%, 09/15/27	1,100	1,018,913
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32(a)	555	555,924
Pacific Gas & Electric Co. 3.15%, 01/01/26	2,350	2,151,079
2.10%, 08/01/27	35	29,339
3.00%, 06/15/28	1,265	1,089,848
2.50%, 02/01/31	1,265	967,639
3.25%, 06/01/31	1,750	1,413,410
PG&E Corp., 5.25%, 07/01/30	1,580	1,299,834
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	1,017,907

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Co. of Colorado, 4.10%, 06/01/32	$1,370	$1,366,006
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	324,092
Public Service Electric & Gas Co., 2.45%, 01/15/30	1,350	1,202,435
Public Service Enterprise Group, Inc., 1.60%, 08/15/30	110	87,366
Puget Energy, Inc., 2.38%, 06/15/28	170	148,621
Sempra Energy 3.40%, 02/01/28	50	47,214
3.70%, 04/01/29	350	328,684
Southern California Edison Co. 2.85%, 08/01/29	115	101,901
Series B, 3.65%, 03/01/28	770	729,191
Southern Power Co., 0.90%, 01/15/26	2,000	1,786,030
Tucson Electric Power Co., 1.50%, 08/01/30	30	23,929
Union Electric Co. 3.50%, 03/15/29	50	47,793
2.95%, 03/15/30	240	218,386
Virginia Electric & Power Co., 2.30%, 11/15/31	5,135	4,342,095
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	152,455
Xcel Energy, Inc., 4.60%, 06/01/32	860	852,912

		108,473,547

Electrical Equipment — 0.0%
GrafTech Finance, Inc., 4.63%, 12/15/28(a)	4,002	3,239,586

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. 2.05%, 03/01/25	5,905	5,640,960
2.80%, 02/15/30	1,000	875,465
Arrow Electronics, Inc. 3.25%, 09/08/24	2,730	2,668,897
2.95%, 02/15/32	1,225	1,016,436
BWX Technologies, Inc., 4.13%, 06/30/28(a)	1,245	1,108,050
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28	1,763	1,520,773
Imola Merger Corp., 4.75%, 05/15/29(a)	1,350	1,129,491
Keysight Technologies, Inc. 4.55%, 10/30/24	2,000	2,025,454
4.60%, 04/06/27	130	130,565
3.00%, 10/30/29	80	71,094
Rockwell Automation, Inc., 0.35%, 08/15/23	1,040	1,006,580
TD SYNNEX Corp., 1.25%, 08/09/24(a)	6,080	5,674,471
Trimble, Inc. 4.15%, 06/15/23	2,000	1,995,682
4.75%, 12/01/24	4,300	4,320,855
Xerox Holdings Corp., 5.50%, 08/15/28(a)	1,500	1,254,102

		30,438,875

Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 2.06%, 12/15/26	8,160	7,484,655
3.14%, 11/07/29	6,800	6,141,538
4.49%, 05/01/30	2,420	2,385,232
Bristow Group, Inc., 6.88%, 03/01/28(a)	825	722,745
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26	250	227,425

Security	Par (000)	Value

Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp. (continued) 6.88%, 09/01/27	$1,000	$887,500
Weatherford International Ltd.(a) 11.00%, 12/01/24	12	12,090
8.63%, 04/30/30	1,775	1,472,871

		19,334,056

Environmental, Maintenance & Security Service — 0.2%
Clean Harbors, Inc., 4.88%, 07/15/27(a)	2,119	1,938,885
Covanta Holding Corp., 5.00%, 09/01/30	1,357	1,107,719
GFL Environmental, Inc.(a) 3.75%, 08/01/25	127	117,793
5.13%, 12/15/26	180	172,134
4.00%, 08/01/28	4,335	3,576,375
3.50%, 09/01/28	500	428,750
Republic Services, Inc. 0.88%, 11/15/25	2,553	2,311,029
3.95%, 05/15/28	3,890	3,813,498
Tervita Corp., 11.00%, 12/01/25(a)	375	407,813
Waste Connections, Inc. 4.25%, 12/01/28	4,000	3,945,508
2.60%, 02/01/30	110	96,241
3.20%, 06/01/32	1,390	1,238,988

		19,154,733

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Homes 4 Rent LP, 2.38%, 07/15/31	355	283,072
American Tower Corp. 3.50%, 01/31/23	2,545	2,544,229
0.60%, 01/15/24	5,703	5,414,719
5.00%, 02/15/24	1,570	1,588,371
2.95%, 01/15/25	200	193,097
2.40%, 03/15/25	1,071	1,012,130
1.60%, 04/15/26	5,970	5,335,538
1.45%, 09/15/26	2,900	2,536,345
2.75%, 01/15/27	6,000	5,487,071
3.65%, 03/15/27	6,100	5,792,752
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)	1,640	1,496,500
Camden Property Trust 3.15%, 07/01/29	1,000	913,682
2.80%, 05/15/30	220	194,198
Crown Castle International Corp., 3.80%, 02/15/28	1,116	1,052,919
CubeSmart LP, 2.25%, 12/15/28	4,000	3,417,797
EPR Properties, 3.60%, 11/15/31	545	430,809
Equinix, Inc. 2.63%, 11/18/24	5,150	4,939,991
1.25%, 07/15/25	1,075	976,573
Essex Portfolio LP, 1.70%, 03/01/28	9,355	8,037,964
Extra Space Storage LP, 3.90%, 04/01/29	4,875	4,565,085
Federal Realty OP LP, 3.50%, 06/01/30	1,315	1,193,198
Iron Mountain, Inc.(a) 4.88%, 09/15/27	50	45,178
5.25%, 03/15/28	2,500	2,244,225
5.00%, 07/15/28	2,400	2,125,648
4.88%, 09/15/29	1,854	1,575,770
5.25%, 07/15/30	1,340	1,164,989

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.(a) (continued) 4.50%, 02/15/31	$300	$245,144
5.63%, 07/15/32	8,700	7,356,512
Life Storage LP, 3.88%, 12/15/27	5,065	4,823,820
LifeStorage LP, 3.50%, 07/01/26	9,725	9,296,335
Mid-America Apartments LP, 1.10%, 09/15/26	260	228,290
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27	1,100	1,006,137
4.63%, 08/01/29	50	43,875
Office Properties Income Trust, 3.45%, 10/15/31	2,918	2,185,761
Omega Healthcare Investors, Inc. 4.50%, 01/15/25	2,210	2,190,345
4.50%, 04/01/27	6,633	6,287,989
4.75%, 01/15/28	4,915	4,656,220
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co. Issuer(a) 5.88%, 10/01/28	3,615	3,299,374
4.88%, 05/15/29	430	369,226
Public Storage 0.88%, 02/15/26	750	670,341
1.50%, 11/09/26	6,960	6,292,945
1.95%, 11/09/28	9,275	8,019,218
3.39%, 05/01/29	450	419,276
2.25%, 11/09/31	7,850	6,488,470
Realty Income Corp., 3.25%, 01/15/31	480	436,354
Simon Property Group LP 3.50%, 09/01/25	810	789,179
1.38%, 01/15/27	2,920	2,556,243
Starwood Property Trust, Inc. 4.75%, 03/15/25	2,000	1,847,295
3.63%, 07/15/26(a)	3,480	2,949,300
VICI Properties LP, 4.38%, 05/15/25	975	952,262
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(a)	620	533,245
Welltower, Inc. 3.63%, 03/15/24	2,920	2,896,831
4.00%, 06/01/25	2,955	2,932,981
3.85%, 06/15/32	485	441,970
Weyerhaeuser Co., 4.00%, 04/15/30	6,125	5,765,354
XHR LP, 6.38%, 08/15/25(a)	1,055	1,017,397

		151,559,539

Food & Staples Retailing — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a) 4.63%, 01/15/27	3,368	3,008,702
3.50%, 03/15/29	3,245	2,626,224
4.88%, 02/15/30	4,666	4,002,681
Campbell Soup Co., 3.95%, 03/15/25	12,465	12,433,498
Costco Wholesale Corp. 1.38%, 06/20/27	8,385	7,522,324
1.60%, 04/20/30	1,375	1,159,810
Darling Ingredients, Inc., 6.00%, 06/15/30(a)	6,100	6,079,565
Dollar General Corp., 4.15%, 11/01/25	2,000	2,000,706
General Mills, Inc. 3.65%, 02/15/24	1,000	1,003,460
4.00%, 04/17/25	690	689,457
Ingles Markets, Inc., 4.00%, 06/15/31(a)	1,820	1,574,300
Kraft Heinz Foods Co. 3.75%, 04/01/30	28,170	25,971,745
6.88%, 01/26/39	500	549,412

Security	Par (000)	Value

Food & Staples Retailing (continued)
Kraft Heinz Foods Co. (continued) 5.00%, 06/04/42	$1,000	$913,596
5.20%, 07/15/45	2,250	2,082,203
4.38%, 06/01/46	475	395,868
Kroger Co., 2.20%, 05/01/30	40	33,758
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(a)	5,000	4,350,000
McCormick & Co., Inc., 3.15%, 08/15/24	300	294,001
United Natural Foods, Inc., 6.75%, 10/15/28(a)	445	415,871
Walmart, Inc., 1.50%, 09/22/28	3,690	3,236,163

		80,343,344

Food Products — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28(a)	500	453,105
Bunge Ltd. Finance Corp. 1.63%, 08/17/25	14,775	13,610,883
3.75%, 09/25/27	3,000	2,886,389
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(a)	460	388,700
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	4,497	4,350,848
Hershey Co., 0.90%, 06/01/25	2,922	2,705,677
Mondelez International, Inc. 1.50%, 05/04/25	585	546,137
2.63%, 03/17/27	2,070	1,935,949

		26,877,688

Gas Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)	395	335,750

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, 3.40%, 11/30/23	70	70,160
Becton Dickinson & Co., 3.70%, 06/06/27	3,650	3,527,203
DH Europe Finance II SARL 2.05%, 11/15/22	1,075	1,071,855
2.60%, 11/15/29	68	60,975
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,709,383
Hologic, Inc.(a) 4.63%, 02/01/28	1,000	935,750
3.25%, 02/15/29	2,315	1,978,630
PerkinElmer, Inc. 0.85%, 09/15/24	13,200	12,217,101
1.90%, 09/15/28	2,450	2,041,343
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	6,910	6,546,448

		35,158,848

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.(a) 5.50%, 07/01/28	3,315	3,097,203
5.00%, 04/15/29	2,100	1,885,242
Aetna, Inc., 3.50%, 11/15/24	1,000	987,971
AmerisourceBergen Corp. 3.25%, 03/01/25	4,875	4,774,387
3.45%, 12/15/27	849	817,707
Centene Corp. 4.25%, 12/15/27	500	466,735
2.45%, 07/15/28	435	362,807
4.63%, 12/15/29	500	466,250
3.38%, 02/15/30	580	491,869
3.00%, 10/15/30	2,000	1,657,500
2.63%, 08/01/31	3,305	2,629,127
Elevance Health, Inc. 2.95%, 12/01/22	25	24,986
0.45%, 03/15/23	3,855	3,775,238

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Elevance Health, Inc. (continued) 3.35%, 12/01/24	$700	$690,336
2.38%, 01/15/25	95	91,458
HCA, Inc. 5.25%, 04/15/25	2,940	2,944,574
5.88%, 02/15/26	100	100,513
5.25%, 06/15/26	10,950	10,894,390
5.38%, 09/01/26	10	9,916
5.63%, 09/01/28	110	108,206
Humana, Inc. 3.85%, 10/01/24	2,395	2,391,650
4.50%, 04/01/25	1,985	1,999,347
Legacy LifePoint Health LLC(a) 6.75%, 04/15/25	110	106,327
4.38%, 02/15/27	195	167,080
McKesson Corp., 0.90%, 12/03/25	2,515	2,271,851
ModivCare, Inc., 5.88%, 11/15/25(a)	6,205	5,708,600
Molina Healthcare, Inc.(a) 4.38%, 06/15/28	1,520	1,357,772
3.88%, 11/15/30	2,000	1,709,560
3.88%, 05/15/32	1,140	955,988
Teleflex, Inc. 4.63%, 11/15/27	250	230,625
4.25%, 06/01/28(a)	75	67,765
Tenet Healthcare Corp. 6.75%, 06/15/23	75	77,197
4.63%, 07/15/24	124	119,007
4.88%, 01/01/26(a)	600	552,000
6.25%, 02/01/27(a)	100	92,041
5.13%, 11/01/27(a)	300	270,000
4.63%, 06/15/28(a)	2,514	2,189,141
6.13%, 10/01/28(a)	1,938	1,658,502
UnitedHealth Group, Inc. 3.75%, 07/15/25	3,000	2,995,944
3.10%, 03/15/26	50	48,929
3.70%, 05/15/27	7,040	7,015,107
3.85%, 06/15/28	2,200	2,186,093
2.00%, 05/15/30	3,585	3,072,037

		73,518,978

Health Care Technology — 0.3%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(a)	10	9,413
Charles River Laboratories International, Inc.(a) 4.25%, 05/01/28	3,025	2,717,389
4.00%, 03/15/31	2,000	1,704,896
IQVIA, Inc.(a) 5.00%, 10/15/26	1,200	1,142,796
5.00%, 05/15/27	1,000	946,100
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	19,985	17,929,604
Syneos Health, Inc., 3.63%, 01/15/29(a)	485	410,712

		24,860,910

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC/New Red Finance, Inc.(a) 5.75%, 04/15/25	1,875	1,885,922
3.88%, 01/15/28	4,510	3,914,319
4.38%, 01/15/28	1,550	1,355,165
4.00%, 10/15/30	7,775	6,239,437

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., 4.75%, 12/01/27	$1,625	$1,470,625
Cedar Fair LP, 5.25%, 07/15/29	15	13,228
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)	310	300,700
Choice Hotels International, Inc. 3.70%, 12/01/29	2,755	2,477,257
3.70%, 01/15/31	2,000	1,772,606
Darden Restaurants, Inc., 3.85%, 05/01/27	10	9,617
Dave & Buster’s, Inc., 7.63%, 11/01/25(a)	128	126,400
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/25	3,460	3,393,187
5.38%, 04/15/26	6,157	6,025,363
Hilton Domestic Operating Co., Inc. 5.38%, 05/01/25(a)	45	44,100
4.88%, 01/15/30	3,375	3,050,156
4.00%, 05/01/31(a)	1,585	1,317,135
3.63%, 02/15/32(a)	3,000	2,383,125
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(a) 5.00%, 06/01/29	270	218,700
4.88%, 07/01/31	665	507,586
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	47,107
International Game Technology PLC(a) 4.13%, 04/15/26	525	475,125
5.25%, 01/15/29	1,565	1,417,108
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	625	601,063
Marriott International, Inc., Series EE, 5.75%, 05/01/25	170	176,360
Marriott Ownership Resorts, Inc.(a) 6.13%, 09/15/25	265	262,245
4.50%, 06/15/29	780	648,709
McDonald’s Corp., 1.45%, 09/01/25	105	97,686
MGM Resorts International 6.75%, 05/01/25	500	490,625
5.50%, 04/15/27	98	87,956
4.75%, 10/15/28	500	420,475
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	360	293,400
Scientific Games International, Inc.(a) 8.63%, 07/01/25	790	809,829
7.00%, 05/15/28	1,100	1,032,273
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)	1,000	949,470
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)(f)	629	636,756
Starbucks Corp., 3.55%, 08/15/29	40	37,557
Travel & Leisure Co. 5.65%, 04/01/24	100	98,250
6.00%, 04/01/27	300	271,718
4.63%, 03/01/30(a)	100	77,500
Vail Resorts, Inc., 6.25%, 05/15/25(a)	1,000	998,770
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)	1,000	874,660
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23(a)	50	48,000
Wynn Macau Ltd.(a) 5.63%, 08/26/28	605	372,680

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.(a) (continued) 5.13%, 12/15/29	$400	$244,000
Yum! Brands, Inc. 4.75%, 01/15/30(a)	800	726,000
4.63%, 01/31/32	9,822	8,677,737

		57,377,687

Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)	1,660	1,219,021
Beazer Homes USA, Inc. 5.88%, 10/15/27	100	77,001
7.25%, 10/15/29	2,560	2,027,297
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)	285	236,249
Century Communities, Inc. 6.75%, 06/01/27	1,750	1,678,618
3.88%, 08/15/29(a)	1,845	1,443,159
Mattamy Group Corp.(a) 5.25%, 12/15/27	40	32,665
4.63%, 03/01/30	310	226,552
Meritage Homes Corp. 6.00%, 06/01/25	1,500	1,462,877
5.13%, 06/06/27	2,100	1,922,211
Newell Brands, Inc. 4.45%, 04/01/26	850	809,636
5.63%, 04/01/36	550	476,399
NVR, Inc., 3.00%, 05/15/30	3,220	2,774,173
Shea Homes LP/Shea Homes Funding Corp.(a) 4.75%, 02/15/28	655	526,208
4.75%, 04/01/29	865	678,099
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)	100	92,171
Tempur Sealy International, Inc.(a) 4.00%, 04/15/29	450	362,493
3.88%, 10/15/31	2,600	1,950,000
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/24	50	48,655
Tri Pointe Homes, Inc., 5.70%, 06/15/28	1,450	1,251,328

		19,294,812

Independent Power and Renewable Electricity Producers — 0.0%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	1,000	870,781
Calpine Corp., 5.25%, 06/01/26(a)	166	157,700
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	1,580	1,421,497
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(a)	500	483,125
NRG Energy, Inc., 6.63%, 01/15/27	30	29,381
TerraForm Power Operating LLC, 5.00%, 01/31/28(a)	75	67,931

		3,030,415

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 0.55%, 09/01/23	5,170	4,986,415
Trinity Industries, Inc., 4.55%, 10/01/24	500	484,500

		5,470,915

Insurance — 1.2%
Aflac, Inc. 1.13%, 03/15/26	6,510	5,873,438
3.60%, 04/01/30	2,592	2,454,613

Security	Par (000)	Value

Insurance (continued)
Aon Corp., 2.80%, 05/15/30	$405	$354,023
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	464,251
Assurant, Inc., 4.90%, 03/27/28	10,670	10,646,079
Athene Holding Ltd., 3.50%, 01/15/31	3,945	3,339,796
AXA SA, 8.60%, 12/15/30	11,960	14,022,273
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,005	1,964,713
Brown & Brown, Inc. 4.50%, 03/15/29	4,320	4,220,640
4.20%, 03/17/32	3,135	2,853,605
Corebridge Financial, Inc., 3.50%, 04/04/25(a)	4,700	4,566,446
Enstar Group Ltd., 3.10%, 09/01/31	10,905	8,696,751
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	1,005	868,680
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	1,015	1,032,813
Marsh & McLennan Cos., Inc. 3.88%, 03/15/24	7,965	7,982,318
3.50%, 03/10/25	2,200	2,171,471
4.38%, 03/15/29	8,460	8,361,149
2.25%, 11/15/30	4,215	3,556,586
2.38%, 12/15/31	7,610	6,370,192
NMI Holdings, Inc., 7.38%, 06/01/25(a)	3,000	2,940,000
Progressive Corp. 2.50%, 03/15/27	20,065	18,965,892
3.00%, 03/15/32	1,130	1,012,170
Willis North America, Inc. 4.65%, 06/15/27	5,120	5,036,250
4.50%, 09/15/28	130	124,783
2.95%, 09/15/29	995	853,026

		118,731,958

Interactive Media & Services — 0.1%
Baidu, Inc., 1.72%, 04/09/26	2,170	1,982,328
Cogent Communications Group, Inc., 3.50%, 05/01/26(a)	1,500	1,380,000
eBay, Inc., 1.90%, 03/11/25	3,240	3,043,415
JD.com, Inc., 3.38%, 01/14/30	200	182,794
Netflix, Inc. 3.63%, 06/15/25(a)	660	629,224
4.88%, 04/15/28	100	94,105
5.88%, 11/15/28	900	879,939
6.38%, 05/15/29	500	504,975
5.38%, 11/15/29(a)	500	472,500
4.88%, 06/15/30(a)	1,000	915,245

		10,084,525

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd. 2.80%, 06/06/23	1,500	1,489,500
3.60%, 11/28/24	550	546,337
Genuine Parts Co., 1.75%, 02/01/25	10,100	9,515,911

		11,551,748

Internet Software & Services — 0.2%
Booking Holdings, Inc., 4.63%, 04/13/30	153	152,125
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	1,000	915,000
Match Group Holdings II LLC(a) 4.63%, 06/01/28	2,335	2,116,911
5.63%, 02/15/29	35	32,725
4.13%, 08/01/30	1,930	1,611,752
3.63%, 10/01/31	2,465	1,941,187
NortonLifeLock, Inc., 5.00%, 04/15/25(a)	750	731,250

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet Software & Services (continued)
TripAdvisor, Inc., 7.00%, 07/15/25(a)	$60	$58,081
Uber Technologies, Inc.(a) 7.50%, 05/15/25	395	391,236
8.00%, 11/01/26	550	547,525
7.50%, 09/15/27	2,500	2,421,950
VeriSign, Inc. 5.25%, 04/01/25	2,300	2,312,002
4.75%, 07/15/27	1,150	1,125,217
2.70%, 06/15/31	885	712,197

		15,069,158

IT Services — 0.6%
Booz Allen Hamilton, Inc.(a) 3.88%, 09/01/28	4,175	3,694,875
4.00%, 07/01/29	525	457,763
Camelot Finance SA, 4.50%, 11/01/26(a)	500	456,050
Gartner, Inc.(a) 4.50%, 07/01/28	7,552	6,934,284
3.63%, 06/15/29	930	805,724
3.75%, 10/01/30	2,795	2,379,244
International Business Machines Corp. 3.00%, 05/15/24	150	148,799
3.30%, 05/15/26	16,600	16,190,581
2.20%, 02/09/27	5,120	4,739,811
KBR, Inc., 4.75%, 09/30/28(a)	6,000	5,288,027
Kyndryl Holdings, Inc.(a) 2.05%, 10/15/26	680	572,404
2.70%, 10/15/28	680	541,555
Science Applications International Corp., 4.88%, 04/01/28(a)	170	158,525
Twilio, Inc., 3.88%, 03/15/31	2,000	1,645,540
Verisk Analytics, Inc., 4.00%, 06/15/25	9,035	8,962,292
Ziff Davis, Inc., 4.63%, 10/15/30(a)	10,877	9,272,044

		62,247,518

Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	145	138,583

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc. 2.10%, 06/04/30	600	488,799
2.30%, 03/12/31	750	610,994

		1,099,793

Machinery — 0.5%
Caterpillar Financial Services Corp. 0.45%, 09/14/23	3,970	3,849,734
3.40%, 05/13/25	7,225	7,206,379
0.80%, 11/13/25	7,235	6,582,064
Deere & Co., 2.75%, 04/15/25	150	146,719
IDEX Corp., 2.63%, 06/15/31	4,980	4,125,888
John Deere Capital Corp., 3.40%, 06/06/25	15,465	15,396,031
Otis Worldwide Corp. 2.06%, 04/05/25	1,000	946,996
2.29%, 04/05/27	65	58,844
2.57%, 02/15/30	125	107,982
Terex Corp., 5.00%, 05/15/29(a)	3,050	2,592,500
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	2,305	2,197,747

		43,210,884

Security	Par (000)	Value

Media — 0.9%
Banijay Entertainment SASU, 5.38%, 03/01/25(a)	$200	$188,000
Block Communications, Inc., 4.88%, 03/01/28(a)	60	50,700
Cable One, Inc., 4.00%, 11/15/30(a)	275	225,907
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 05/01/27(a)	250	235,938
5.00%, 02/01/28(a)	100	92,270
5.38%, 06/01/29(a)	100	89,384
4.75%, 03/01/30(a)	2,000	1,710,500
4.50%, 08/15/30(a)	810	672,525
4.25%, 02/01/31(a)	420	342,300
4.50%, 05/01/32	4,000	3,238,800
4.50%, 06/01/33(a)	2,000	1,576,040
4.25%, 01/15/34(a)	3,000	2,317,500
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50%, 02/01/24	6,920	6,960,948
4.91%, 07/23/25	4,250	4,259,860
3.75%, 02/15/28	400	369,383
2.25%, 01/15/29	2,765	2,271,911
5.05%, 03/30/29	500	481,230
2.30%, 02/01/32	1,105	836,074
CSC Holdings LLC, 5.25%, 06/01/24	200	187,000
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(a)	1,145	976,765
DISH DBS Corp. 5.88%, 11/15/24	475	400,188
7.75%, 07/01/26	1,075	837,962
7.38%, 07/01/28	2,010	1,367,202
FactSet Research Systems, Inc., 2.90%, 03/01/27	9,015	8,429,024
Fox Corp., 4.03%, 01/25/24	35	35,003
Frontier Communications Holdings LLC(a) 5.88%, 10/15/27	85	76,424
5.00%, 05/01/28	2,275	1,933,750
6.75%, 05/01/29	165	135,713
GCI LLC, 4.75%, 10/15/28(a)	6,660	5,770,548
Gray Television, Inc., 5.88%, 07/15/26(a)	14	13,087
Hughes Satellite Systems Corp. 5.25%, 08/01/26	135	124,200
6.63%, 08/01/26	4,309	3,824,237
Lamar Media Corp. 4.00%, 02/15/30	250	209,913
3.63%, 01/15/31	135	110,487
Nexstar Media, Inc.(a) 5.63%, 07/15/27	3,750	3,421,875
4.75%, 11/01/28	700	600,250
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	25	21,844
Sirius XM Radio, Inc.(a) 5.50%, 07/01/29	5,936	5,409,180
3.88%, 09/01/31	9,000	7,166,250
Stagwell Global LLC, 5.63%, 08/15/29(a)	1,005	807,548
TEGNA, Inc. 4.75%, 03/15/26(a)	2,570	2,466,597
4.63%, 03/15/28	3,590	3,356,650
5.00%, 09/15/29	5,385	5,093,402
Townsquare Media, Inc., 6.88%, 02/01/26(a)	680	605,704
Univision Communications, Inc.(a) 5.13%, 02/15/25	15	14,115
6.63%, 06/01/27	900	856,899
Videotron Ltd., 5.13%, 04/15/27(a)	500	465,330

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	$695	$550,787
Walt Disney Co., 1.65%, 09/01/22	230	229,733
WMG Acquisition Corp., 3.00%, 02/15/31(a)	1,575	1,221,664

		82,638,601

Metals & Mining — 0.7%
Alcoa Nederland Holding BV(a) 5.50%, 12/15/27	1,000	947,500
6.13%, 05/15/28	1,200	1,167,000
4.13%, 03/31/29	1,760	1,573,687
ArcelorMittal SA 4.55%, 03/11/26	2,250	2,217,414
4.25%, 07/16/29	750	712,009
Arconic Corp.(a) 6.00%, 05/15/25	500	487,652
6.13%, 02/15/28	2,000	1,867,560
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	2,664	2,472,046
Cleveland-Cliffs, Inc. 5.88%, 06/01/27	1,000	932,530
4.63%, 03/01/29(a)	500	441,250
4.88%, 03/01/31(a)	1,290	1,137,353
Compass Minerals International, Inc., 6.75%, 12/01/27(a)	475	429,875
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	1,485	1,325,363
Freeport-McMoRan, Inc. 4.55%, 11/14/24	5,489	5,462,159
5.00%, 09/01/27	75	74,415
4.13%, 03/01/28	8,115	7,532,911
4.38%, 08/01/28	240	224,152
5.25%, 09/01/29	50	47,750
4.25%, 03/01/30	750	682,454
4.63%, 08/01/30	921	854,485
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(a)	361	372,768
Mineral Resources Ltd.(a) 8.13%, 05/01/27	1,671	1,628,139
8.50%, 05/01/30	3,000	2,955,000
Nucor Corp., 3.13%, 04/01/32	3,125	2,716,281
Reliance Steel & Aluminum Co. 1.30%, 08/15/25	6,690	6,092,288
2.15%, 08/15/30	2,000	1,620,450
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	7,424	8,548,078
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(a)	80	68,073
Southern Copper Corp., 3.88%, 04/23/25	200	197,288
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	555	443,497
Taseko Mines Ltd., 7.00%, 02/15/26(a)	8,344	7,101,705
U.S. Steel Corp., 6.88%, 03/01/29	1,065	929,308

		63,262,440

Mortgage Real Estate Investment Trusts (REITs)(a) — 0.0%
New Residential Investment Corp., 6.25%, 10/15/25	200	174,153
Starwood Property Trust, Inc., 5.50%, 11/01/23	2,730	2,699,288

		2,873,441

Multiline Retail — 0.1%
Bath & Body Works, Inc. 9.38%, 07/01/25(a)	101	102,459
6.69%, 01/15/27	1,300	1,215,263
5.25%, 02/01/28	3,610	3,045,757
7.50%, 06/15/29	50	45,510

Security	Par (000)	Value

Multiline Retail (continued)
Bath & Body Works, Inc. (continued) 6.63%, 10/01/30(a)	$1,465	$1,265,379
6.88%, 11/01/35	1,655	1,344,688
Macy’s Retail Holdings LLC(a) 5.88%, 04/01/29	125	106,406
6.13%, 03/15/32	3,000	2,505,000

		9,630,462

Multi-Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.63%, 05/20/24	45	43,422
5.75%, 05/20/27	100	91,500
National Fuel Gas Co. 5.20%, 07/15/25	12,563	12,718,353
5.50%, 01/15/26	2,600	2,609,524
3.95%, 09/15/27	40	37,331
2.95%, 03/01/31	605	491,057
NiSource, Inc., 0.95%, 08/15/25	4,330	3,889,283
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	50	46,527
Southwest Gas Corp. 2.20%, 06/15/30	25	20,209
4.05%, 03/15/32	2,995	2,717,660

		22,664,866

Offshore Drilling & Other Services(a) — 0.0%
Entegris, Inc. 4.38%, 04/15/28	2,325	2,051,813
3.63%, 05/01/29	1,575	1,317,062

		3,368,875

Oil, Gas & Consumable Fuels — 5.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(a)	210	204,068
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a) 5.75%, 01/15/28	6,500	5,917,730
5.38%, 06/15/29	8,150	7,298,814
Antero Resources Corp.(a) 8.38%, 07/15/26	68	71,910
7.63%, 02/01/29	1,288	1,310,244
5.38%, 03/01/30	6,040	5,507,393
Apache Corp. 4.25%, 01/15/30	3,745	3,319,006
5.10%, 09/01/40	4,250	3,588,615
4.75%, 04/15/43	3,000	2,336,156
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a) 8.25%, 12/31/28	385	366,661
5.88%, 06/30/29	380	334,400
Baytex Energy Corp., 8.75%, 04/01/27(a)	5,365	5,378,412
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)	925	814,000
Buckeye Partners LP 4.15%, 07/01/23	100	97,877
4.13%, 03/01/25(a)	500	462,915
3.95%, 12/01/26	100	87,473
4.50%, 03/01/28(a)	130	109,476
5.85%, 11/15/43	400	284,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.(a) 11.00%, 04/15/25	2,675	2,546,038
8.13%, 01/15/27	200	169,079
Canadian Natural Resources Ltd. 2.95%, 01/15/23	600	597,823

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. (continued)
3.80%, 04/15/24	$8,680	$8,619,713
2.05%, 07/15/25	4,231	3,958,444
3.85%, 06/01/27	2,152	2,062,354
2.95%, 07/15/30	9,714	8,522,873
Cenovus Energy, Inc., 5.38%, 07/15/25	92	94,691
Centennial Resource Production LLC, 5.38%, 01/15/26(a)	1,032	930,925
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	14,517	15,042,531
5.88%, 03/31/25	7,492	7,670,827
5.13%, 06/30/27	5,147	5,165,966
3.70%, 11/15/29	1,660	1,518,405
Cheniere Energy Partners LP
4.50%, 10/01/29	395	352,617
3.25%, 01/31/32(a)	1,690	1,330,875
Cheniere Energy, Inc., 4.63%, 10/15/28	2,500	2,251,425
Chesapeake Energy Corp., 5.50%, 02/01/26(a)	110	104,751
Chevron Corp.
1.55%, 05/11/25	1,480	1,403,345
2.00%, 05/11/27	140	128,681
2.24%, 05/11/30	170	149,194
Chevron USA, Inc.
1.02%, 08/12/27	6,130	5,347,184
3.85%, 01/15/28	910	903,840
Civitas Resources, Inc., 5.00%, 10/15/26(a)	385	345,538
CNX Resources Corp.(a)
7.25%, 03/14/27	2,380	2,331,686
6.00%, 01/15/29	5,685	5,310,927
Colgate Energy Partners III LLC, 5.88%, 07/01/29(a)	1,510	1,323,138
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	15,510	15,637,675
Comstock Resources, Inc., 6.75%, 03/01/29(a)	1,645	1,472,982
Conoco Funding Co., 7.25%, 10/15/31	405	481,463
ConocoPhillips Co.
2.40%, 03/07/25	7,980	7,701,467
6.95%, 04/15/29	3,515	4,022,487
Continental Resources, Inc.
4.50%, 04/15/23	61	61,210
2.27%, 11/15/26(a)	1,060	939,940
4.38%, 01/15/28	1,510	1,419,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(a) 5.63%, 05/01/27	4,250	3,782,500
6.00%, 02/01/29	5,910	5,156,948
CrownRock LP/CrownRock Finance, Inc.(a)
5.63%, 10/15/25	275	258,500
5.00%, 05/01/29	310	278,018
CVR Energy, Inc., 5.25%, 02/15/25(a)	500	459,705
DCP Midstream Operating LP
5.38%, 07/15/25	2,130	2,071,425
5.13%, 05/15/29	3,500	3,150,000
8.13%, 08/16/30	1,000	1,067,648
6.75%, 09/15/37(a)	50	47,563
5.60%, 04/01/44	610	492,950
Devon Energy Corp.
5.85%, 12/15/25	10,820	11,262,168
5.25%, 10/15/27	325	328,881
5.88%, 06/15/28	191	194,872
4.50%, 01/15/30	4,130	3,901,200
7.95%, 04/15/32	2,830	3,345,663

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.(a) 4.13%, 06/15/29	$1,000	$847,500
4.38%, 06/15/31	1,000	837,500
Dycom Industries, Inc., 4.50%, 04/15/29(a)	495	432,189
Enbridge, Inc. 4.00%, 10/01/23	2,000	2,007,831
2.15%, 02/16/24	1,650	1,601,210
3.50%, 06/10/24	1,690	1,671,503
1.60%, 10/04/26	5,000	4,450,915
4.25%, 12/01/26	6,100	6,036,891
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(a)	2,000	1,905,300
Energy Transfer LP 4.05%, 03/15/25	2,495	2,457,415
2.90%, 05/15/25	5,200	4,942,507
EnLink Midstream LLC 5.63%, 01/15/28(a)	2,385	2,187,682
5.38%, 06/01/29	3,700	3,238,269
EnLink Midstream Partners LP 4.85%, 07/15/26	1,200	1,107,000
5.60%, 04/01/44	100	70,821
5.45%, 06/01/47	800	566,192
Enterprise Products Operating LLC, 3.75%, 02/15/25	3,410	3,369,175
EQM Midstream Partners LP 4.13%, 12/01/26	1,500	1,295,625
6.50%, 07/01/27(a)	415	385,867
4.50%, 01/15/29(a)	630	511,484
6.50%, 07/15/48	425	324,063
EQT Corp. 6.63%, 02/01/25	775	797,266
3.90%, 10/01/27	2,860	2,661,487
5.00%, 01/15/29	880	851,910
7.50%, 02/01/30	1,340	1,438,343
3.63%, 05/15/31(a)	855	738,771
Exxon Mobil Corp. 2.02%, 08/16/24	300	292,291
2.99%, 03/19/25	950	935,346
Genesis Energy LP/Genesis Energy Finance Corp. 6.50%, 10/01/25	1,183	1,091,318
8.00%, 01/15/27	2,935	2,597,475
7.75%, 02/01/28	2,000	1,730,100
Global Partners LP/GLP Finance Corp. 7.00%, 08/01/27	400	360,000
6.88%, 01/15/29	3,970	3,359,527
Harbour Energy PLC, 5.50%, 10/15/26(a)	2,410	2,165,987
Harvest Midstream I LP, 7.50%, 09/01/28(a)	1,355	1,272,658
Hess Corp., 4.30%, 04/01/27	1,255	1,223,359
Hess Midstream Operations LP(a) 5.63%, 02/15/26	1,200	1,143,000
5.13%, 06/15/28	1,050	942,375
4.25%, 02/15/30	2,730	2,286,279
5.50%, 10/15/30	1,260	1,130,850
Hilcorp Energy I LP/Hilcorp Finance Co.(a) 6.25%, 11/01/28	120	113,101
6.00%, 02/01/31	1,065	915,900
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28(a)	7,733	6,622,851
IEA Energy Services LLC, 6.63%, 08/15/29(a)	1,491	1,218,893
Kinder Morgan, Inc. 5.63%, 11/15/23(a)	681	693,380

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. (continued) 1.75%, 11/15/26	$3,850	$3,415,366
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)	2,000	1,882,980
Marathon Petroleum Corp. 3.63%, 09/15/24	3,720	3,680,377
4.70%, 05/01/25	4,690	4,744,913
Matador Resources Co., 5.88%, 09/15/26	1,195	1,148,730
MEG Energy Corp.(a) 7.13%, 02/01/27	3,250	3,273,010
5.88%, 02/01/29	5,525	5,046,346
MPLX LP 4.88%, 12/01/24	10,443	10,514,223
4.88%, 06/01/25	33,605	33,764,823
1.75%, 03/01/26	8,000	7,202,719
4.13%, 03/01/27	4,000	3,867,275
4.25%, 12/01/27	7,110	6,860,978
2.65%, 08/15/30	5,510	4,599,401
Murphy Oil Corp. 5.75%, 08/15/25	75	74,213
5.88%, 12/01/27	1,462	1,364,412
6.38%, 07/15/28	3,580	3,338,672
6.13%, 12/01/42	1,300	971,750
Murphy Oil USA, Inc. 5.63%, 05/01/27	500	490,000
4.75%, 09/15/29	900	810,054
3.75%, 02/15/31(a)	815	692,546
Nabors Industries, Inc., 7.38%, 05/15/27(a)	235	223,250
New Fortress Energy, Inc.(a) 6.75%, 09/15/25	4,015	3,794,175
6.50%, 09/30/26	7,500	6,793,211
Northern Oil & Gas, Inc., 8.13%, 03/01/28(a)	4,255	4,010,337
Oasis Petroleum, Inc., 6.38%, 06/01/26(a)	8,297	7,674,725
Occidental Petroleum Corp. 5.50%, 12/01/25	420	413,700
8.50%, 07/15/27	265	291,611
8.88%, 07/15/30	415	476,452
6.63%, 09/01/30	4,500	4,635,000
6.13%, 01/01/31	3,340	3,384,839
6.45%, 09/15/36	4,200	4,305,000
ONEOK Partners LP 3.38%, 10/01/22	650	650,026
4.90%, 03/15/25	520	524,333
ONEOK, Inc. 2.75%, 09/01/24	155	149,877
2.20%, 09/15/25	6,880	6,403,266
5.85%, 01/15/26	8,156	8,454,111
4.00%, 07/13/27	15,600	15,022,980
6.35%, 01/15/31	2,330	2,433,914
Ovintiv Exploration, Inc., 5.38%, 01/01/26	2,000	2,022,131
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)	160	145,636
PDC Energy, Inc. 6.13%, 09/15/24	1,500	1,489,793
5.75%, 05/15/26	5,000	4,664,150
Penn Virginia Holdings LLC, 9.25%, 08/15/26(a)	200	191,948
Pioneer Natural Resources Co., 0.55%, 05/15/23	1,485	1,447,336
Range Resources Corp., 8.25%, 01/15/29	475	484,268
Rockcliff Energy II LLC, 5.50%, 10/15/29(a)	670	609,680
Rockies Express Pipeline LLC(a) 4.80%, 05/15/30	300	249,750

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC(a) (continued) 6.88%, 04/15/40	$300	$248,250
Sabine Pass Liquefaction LLC 5.63%, 04/15/23	755	762,160
5.75%, 05/15/24	2,200	2,243,647
5.88%, 06/30/26	2,500	2,583,077
Shell International Finance BV, 2.00%, 11/07/24	790	766,883
SM Energy Co. 5.63%, 06/01/25	1,917	1,811,565
6.50%, 07/15/28	4,390	4,037,505
Southwestern Energy Co. 5.95%, 01/23/25	365	360,580
7.75%, 10/01/27	100	102,000
8.38%, 09/15/28	2,265	2,386,744
5.38%, 02/01/29	310	287,556
Spectra Energy Partners LP, 4.75%, 03/15/24	7,850	7,912,025
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27	100	95,338
5.88%, 03/15/28	5,750	5,242,605
4.50%, 05/15/29	1,990	1,640,325
4.50%, 04/30/30(a)	1,761	1,421,802
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a) 5.50%, 01/15/28	650	552,611
6.00%, 12/31/30	755	626,650
6.00%, 09/01/31	1,000	825,000
Talos Production, Inc., 12.00%, 01/15/26	2,720	2,813,840
Targa Resources Corp. 5.20%, 07/01/27(e)	9,680	9,721,864
4.20%, 02/01/33	2,315	2,097,032
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 07/15/27	1,174	1,202,599
5.00%, 01/15/28	4,159	3,959,451
6.88%, 01/15/29	200	204,100
5.50%, 03/01/30	350	333,963
4.88%, 02/01/31	8,140	7,420,444
4.00%, 01/15/32	1,630	1,394,889
Transcontinental Gas Pipe Line Co. LLC 7.85%, 02/01/26	1,682	1,857,438
3.25%, 05/15/30	1,100	987,845
Transocean Guardian Ltd., 5.88%, 01/15/24(a)	509	470,763
Transocean Pontus Ltd., 6.13%, 08/01/25(a)	68	61,900
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)	183	160,875
Transocean, Inc. 11.50%, 01/30/27(a)	500	469,315
8.00%, 02/01/27(a)	120	80,400
7.50%, 04/15/31	310	167,400
6.80%, 03/15/38	200	104,000
Tutor Perini Corp., 6.88%, 05/01/25(a)	2,300	1,879,698
Valero Energy Corp., 2.80%, 12/01/31	2,000	1,678,182
Venture Global Calcasieu Pass LLC(a) 3.88%, 08/15/29	625	546,703
4.13%, 08/15/31	575	491,349
Western Midstream Operating LP 4.65%, 07/01/26	750	706,875
4.75%, 08/15/28	500	456,810
4.55%, 02/01/30	6,700	5,795,500
5.45%, 04/01/44	4,500	3,740,130
5.30%, 03/01/48	1,250	1,007,688
5.75%, 02/01/50	535	429,636

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. 4.30%, 03/04/24	$4,875	$4,896,092
4.00%, 09/15/25	3,000	2,953,165
2.60%, 03/15/31	10,710	8,963,796

		539,684,443

Personal Products — 0.0%
Coty, Inc., 5.00%, 04/15/26(a)	1,465	1,342,306

Pharmaceuticals — 0.8%
AbbVie, Inc. 2.90%, 11/06/22	600	599,929
2.30%, 11/21/22	1,120	1,117,771
2.60%, 11/21/24	8,417	8,147,323
3.80%, 03/15/25	1,730	1,716,151
3.60%, 05/14/25	4,680	4,603,894
3.20%, 05/14/26	16,594	15,984,649
2.95%, 11/21/26	3,818	3,617,733
Astrazeneca Finance LLC, 1.20%, 05/28/26	6,420	5,807,723
AstraZeneca PLC 3.50%, 08/17/23	100	100,283
3.38%, 11/16/25	1,150	1,138,763
0.70%, 04/08/26	1,200	1,067,595
3.13%, 06/12/27	5,300	5,096,545
Bristol-Myers Squibb Co. 3.55%, 08/15/22	600	600,750
3.90%, 02/20/28	2,426	2,428,971
1.45%, 11/13/30	1,670	1,371,976
CVS Health Corp. 2.63%, 08/15/24	85	83,098
6.25%, 06/01/27	1,780	1,897,628
1.30%, 08/21/27	825	710,866
Merck & Co., Inc. 0.75%, 02/24/26	1,095	992,155
1.70%, 06/10/27	3,122	2,836,026
2.15%, 12/10/31	1,500	1,290,272
Novartis Capital Corp. 3.10%, 05/17/27	12,660	12,321,419
2.20%, 08/14/30	180	158,659
Viatris, Inc., 1.65%, 06/22/25	370	334,945
Zoetis, Inc. 3.00%, 09/12/27	250	235,631
3.90%, 08/20/28	250	242,016
2.00%, 05/15/30	2,215	1,854,368

		76,357,139

Producer Durables: Miscellaneous — 0.1%
Oracle Corp. 3.40%, 07/08/24	1,710	1,685,578
2.95%, 11/15/24	6,000	5,814,192
1.65%, 03/25/26	4,960	4,442,963

		11,942,733

Real Estate — 0.0%
American Tower Corp., 3.13%, 01/15/27	1,310	1,215,821
VICI Properties LP/VICI Note Co., Inc., 5.75%, 02/01/27(a)	160	151,824

		1,367,645

Real Estate Management & Development — 0.2%
CBRE Services, Inc., 4.88%, 03/01/26	8,250	8,330,607

Security	Par (000)	Value

Real Estate Management & Development (continued)
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)	$250	$209,688
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	200	189,310
Howard Hughes Corp.(a) 5.38%, 08/01/28	2,250	1,884,375
4.38%, 02/01/31	1,730	1,280,342
Kennedy-Wilson, Inc. 4.75%, 02/01/30	5,000	3,912,500
5.00%, 03/01/31	4,250	3,293,750
Starwood Property Trust, Inc., 4.38%, 01/15/27(a)	1,305	1,132,818

		20,233,390

Road & Rail — 0.1%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23(a)	300	161,400
Kansas City Southern, 2.88%, 11/15/29	45	40,107
Union Pacific Corp. 3.75%, 07/15/25	2,805	2,808,261
2.75%, 03/01/26	3,690	3,540,677

		6,550,445

Semiconductors & Semiconductor Equipment — 0.9%
Amkor Technology, Inc., 6.63%, 09/15/27(a)	600	568,014
Analog Devices, Inc. 2.95%, 04/01/25	80	78,367
3.50%, 12/05/26	1,849	1,822,125
1.70%, 10/01/28	1,770	1,551,367
2.10%, 10/01/31	1,335	1,139,867
Atkore, Inc., 4.25%, 06/01/31(a)	2,515	2,087,450
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.63%, 01/15/24	9,310	9,300,370
3.88%, 01/15/27	23,025	22,154,556
Broadcom, Inc. 3.15%, 11/15/25	520	500,775
3.46%, 09/15/26	6,869	6,580,942
1.95%, 02/15/28(a)	2,460	2,094,659
4.00%, 04/15/29(a)	8,000	7,412,763
Flex Ltd., 3.75%, 02/01/26	100	95,425
Honeywell International, Inc., 2.30%, 08/15/24	380	373,192
Intel Corp., 3.40%, 03/25/25	2,850	2,845,367
Jabil, Inc. 1.70%, 04/15/26	2,580	2,310,118
4.25%, 05/15/27	4,140	4,017,142
Microchip Technology, Inc., 4.25%, 09/01/25	1,210	1,177,947
Micron Technology, Inc. 4.98%, 02/06/26	8,633	8,716,869
4.66%, 02/15/30	550	527,427
NVIDIA Corp., 2.85%, 04/01/30	25	22,887
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	4,295	4,080,679
ON Semiconductor Corp., 3.88%, 09/01/28(a)	2,886	2,541,228
Qorvo, Inc., 1.75%, 12/15/24(a)	1,013	946,264
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	24,000
Sensata Technologies, Inc.(a) 4.38%, 02/15/30	1,275	1,085,251
3.75%, 02/15/31	500	400,730
Skyworks Solutions, Inc., 1.80%, 06/01/26	705	625,338
Texas Instruments, Inc. 1.38%, 03/12/25	315	298,259

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. (continued) 1.13%, 09/15/26	$905	$821,956
1.75%, 05/04/30	220	188,635
1.90%, 09/15/31	2,870	2,432,606

		88,822,575

Software — 0.4%
Activision Blizzard, Inc., 1.35%, 09/15/30	250	200,717
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)	2,440	2,110,600
CDK Global, Inc., 5.25%, 05/15/29(a)	1,300	1,273,720
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,624,867
Intuit, Inc. 0.95%, 07/15/25	875	805,662
1.35%, 07/15/27	6,230	5,439,692
1.65%, 07/15/30	438	359,640
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	3,260	2,631,187
MSCI, Inc.(a) 4.00%, 11/15/29	3,745	3,319,306
3.63%, 09/01/30	1,700	1,417,255
3.88%, 02/15/31	1,415	1,209,825
3.25%, 08/15/33	3,125	2,490,906
Open Text Corp.(a) 3.88%, 02/15/28	305	271,276
3.88%, 12/01/29	685	576,530
Open Text Holdings, Inc., 4.13%, 12/01/31(a)	665	550,597
PTC, Inc.(a) 3.63%, 02/15/25	50	47,289
4.00%, 02/15/28	1,045	944,332
Roper Technologies, Inc. 0.45%, 08/15/22	275	274,127
3.65%, 09/15/23	830	831,146
2.35%, 09/15/24	90	87,188
1.00%, 09/15/25	590	533,430
2.00%, 06/30/30	75	60,395
ServiceNow, Inc., 1.40%, 09/01/30	1,000	782,524
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	4,700	4,383,032
Take-Two Interactive Software, Inc., 3.30%, 03/28/24	4,720	4,657,048
VMware, Inc. 1.00%, 08/15/24	2,425	2,268,434
4.50%, 05/15/25	540	541,463
4.65%, 05/15/27	2,000	1,989,664

		41,681,852

Specialty Retail — 0.0%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25(a)	1,500	1,460,790
Michaels Cos., Inc., 5.25%, 05/01/28(a)	745	585,548
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	23,467
Victoria’s Secret & Co., 4.63%, 07/15/29(a)	2,730	2,057,082

		4,126,887

Technology Hardware, Storage & Peripherals — 1.1%
Adobe, Inc. 1.90%, 02/01/25	175	168,505
2.15%, 02/01/27	490	458,043
2.30%, 02/01/30	2,130	1,880,975
Apple, Inc. 1.80%, 09/11/24	340	329,380

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued) 1.40%, 08/05/28	$2,390	$2,091,228
Dell International LLC/EMC Corp. 4.00%, 07/15/24	1,600	1,594,395
5.85%, 07/15/25	6,340	6,538,483
6.02%, 06/15/26	4,570	4,743,463
6.10%, 07/15/27	4,285	4,492,640
Fortinet, Inc. 1.00%, 03/15/26	5,000	4,395,876
2.20%, 03/15/31	2,000	1,618,629
HP, Inc. 2.20%, 06/17/25	2,230	2,107,385
1.45%, 06/17/26	29,875	26,538,348
4.75%, 01/15/28	21,410	21,155,893
4.00%, 04/15/29	18,620	17,444,821
3.40%, 06/17/30	500	436,118
NetApp, Inc. 1.88%, 06/22/25	315	293,823
2.38%, 06/22/27	30	27,270
Western Digital Corp., 4.75%, 02/15/26	8,190	7,814,161

		104,129,436

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 4.88%, 05/15/26(a)	50	46,313
NIKE, Inc. 2.40%, 03/27/25	2,125	2,069,394
2.75%, 03/27/27	3,360	3,233,440
2.85%, 03/27/30	56	51,446

		5,400,593

Thrifts & Mortgage Finance — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(a)	2,000	1,810,000
MGIC Investment Corp., 5.25%, 08/15/28	4,000	3,581,800
Nationstar Mortgage Holdings, Inc.(a) 6.00%, 01/15/27	1,090	945,510
5.50%, 08/15/28	640	513,369
5.13%, 12/15/30	1,455	1,087,656
5.75%, 11/15/31	3,950	3,024,515
PennyMac Financial Services, Inc., 5.75%, 09/15/31(a)	750	559,331
Radian Group, Inc. 4.50%, 10/01/24	50	47,037
6.63%, 03/15/25	2,095	2,045,265
United Wholesale Mortgage LLC(a) 5.75%, 06/15/27	605	485,065
5.50%, 04/15/29	2,010	1,538,956

		15,638,504

Tobacco — 0.9%
Altria Group, Inc. 2.35%, 05/06/25	21,059	19,883,938
2.63%, 09/16/26	13,420	12,353,330
4.80%, 02/14/29	70	66,512
3.40%, 05/06/30	265	224,790
BAT Capital Corp. 3.22%, 08/15/24	9,282	9,022,159
2.26%, 03/25/28	2,986	2,501,481
4.91%, 04/02/30	4,479	4,159,992
BAT International Finance PLC 3.95%, 06/15/25(a)	660	646,954

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
BAT International Finance PLC (continued) 1.67%, 03/25/26	$5,000	$4,424,412
4.45%, 03/16/28	3,020	2,858,906
Philip Morris International, Inc. 2.38%, 08/17/22	2,110	2,108,270
2.50%, 08/22/22	690	689,565
2.13%, 05/10/23	500	495,763
2.88%, 05/01/24	500	494,273
3.25%, 11/10/24	25	24,670
1.50%, 05/01/25	630	590,849
3.13%, 08/17/27	50	46,912
3.38%, 08/15/29	4,050	3,653,586
2.10%, 05/01/30	790	647,158
Reynolds American, Inc., 4.45%, 06/12/25	14,757	14,668,151
Vector Group Ltd.(a) 10.50%, 11/01/26	2,065	1,915,288
5.75%, 02/01/29	7,285	6,066,220

		87,543,179

Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	2,470	2,525,755

Utilities — 0.1%
American Water Capital Corp., 4.45%, 06/01/32	2,055	2,042,871
Essential Utilities, Inc. 3.57%, 05/01/29	55	51,352
2.70%, 04/15/30	220	191,338
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	490	426,300
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)	595	562,673
TransAlta Corp., 6.50%, 03/15/40	200	184,528
Vistra Operations Co. LLC(a) 5.63%, 02/15/27	4,100	3,855,066
5.00%, 07/31/27	1,500	1,363,665

		8,677,793

Wireless Telecommunication Services — 1.0%
America Movil SAB de CV, 2.88%, 05/07/30	11,455	10,233,840
American Tower Corp. 1.30%, 09/15/25	515	466,241
3.55%, 07/15/27	2,860	2,681,248
Crown Castle International Corp. 3.20%, 09/01/24	640	626,787
1.35%, 07/15/25	15,245	13,934,692
4.45%, 02/15/26	10,810	10,698,597
2.90%, 03/15/27	2,195	2,024,119
3.65%, 09/01/27	8,718	8,256,360
2.50%, 07/15/31	1,125	920,578
EPR Properties, 4.75%, 12/15/26	1,000	939,574
GLP Capital LP/GLP Financing II, Inc. 5.38%, 11/01/23	850	851,401
5.75%, 06/01/28	1,750	1,709,400
5.30%, 01/15/29	515	491,882
iStar, Inc., 4.25%, 08/01/25	550	507,958
Rogers Communications, Inc.(a) 3.20%, 03/15/27	4,215	3,997,961
3.80%, 03/15/32	3,925	3,589,059
SBA Communications Corp. 3.13%, 02/01/29	3,300	2,701,050
3.88%, 02/15/27	100	91,279

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Corp. 7.88%, 09/15/23	$750	$773,093
7.13%, 06/15/24	1,500	1,539,375
7.63%, 02/15/25	500	521,159
7.63%, 03/01/26	25	26,341
T-Mobile USA, Inc., 3.50%, 04/15/25	15,900	15,550,836
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/25(a)	1,500	1,447,350
VICI Properties LP/VICI Note Co., Inc.(a) 5.63%, 05/01/24	1,050	1,036,875
4.63%, 06/15/25	8,410	8,000,013
3.75%, 02/15/27	615	540,937
4.63%, 12/01/29	100	89,396
4.13%, 08/15/30	300	258,876
Vmed O2 U.K. Financing I PLC(a) 4.25%, 01/31/31	900	723,375
4.75%, 07/15/31	6,300	5,089,455

		100,319,107

Total Corporate Bonds — 40.3% (Cost: $4,239,067,672)		3,927,475,058

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(c) — 14.7%
Connecticut Avenue Securities Trust(a)
Series 1, Class B1, 7.30%, 05/25/42	3,670	3,601,264
Series 1, Class B1, 7.73%, 06/25/42	3,625	3,625,000
Series 1, Class M1, 3.70%, 05/25/42	19,323	19,274,310
Series 1, Class M1, 3.88%, 06/25/42	67,810	67,979,525
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 4.02%, 04/25/31	23,286	23,182,641
Series 2018-R07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 4.02%, 04/25/31	915	909,099
Series 2019-HRP1, Class M2, (1 mo. LIBOR US + 2.15%), 3.77%, 11/25/39	52,853	51,350,601
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 4.07%, 07/25/31	33,221	33,015,241
Series 2019-R01, Class 2M2C, (1 mo. LIBOR US + 2.45%), 4.07%, 07/25/31	8,803	8,807,369
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 3.92%, 08/25/31	3,782	3,782,314
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 3.77%, 09/25/31	3,223	3,216,642
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 3.72%, 09/25/39	12,076	12,031,795
Series 2019-R06, Class 2M2C, (1 mo. LIBOR US + 2.10%), 3.72%, 09/25/39	3,108	3,111,301
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 3.72%, 10/25/39	27,900	27,695,301
Series 2020-R01, Class 1M2, (1 mo. LIBOR US + 2.05%), 3.67%, 01/25/40	41,982	41,086,839
Series 2020-R02, Class 2M2, (1 mo. LIBOR US + 2.00%), 3.62%, 01/25/40	61,840	60,912,065
Series 2020-SBT1, Class 1M2, (1 mo. LIBOR US + 3.65%), 5.27%, 02/25/40	29,503	28,229,648
Series 2020-SBT1, Class 2M2, (1 mo. LIBOR US + 3.65%), 5.27%, 02/25/40	16,367	15,614,512
Series 2021-R01, Class 1B1, (30 day SOFR + 3.10%), 4.03%, 10/25/41	7,680	6,578,308

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2021-R02, Class 2B1, (30 day SOFR + 3.30%), 4.23%, 11/25/41	$7,100	$6,072,494
Series 2021-R02, Class 2M2, (30 day SOFR + 2.00%), 2.93%, 11/25/41	9,695	8,652,822
Series 2021-R03, Class 1B1, (30 day SOFR + 2.75%), 3.68%, 12/25/41	16,550	13,889,498
Series 2022-R01, Class 1B1, (30 day SOFR + 3.15%), 4.08%, 12/25/41	26,114	22,278,927
Series 2022-R01, Class 1M1, (30 day SOFR + 1.00%), 1.93%, 12/25/41	27,021	26,445,386
Series 2022-R02, Class 2M2, (30 day SOFR + 3.00%), 3.93%, 01/25/42	30,491	28,107,395
Series 2022-R03, Class 1B1, (30 day SOFR + 6.25%), 7.18%, 03/25/42	4,550	4,443,485
Series 2022-R04, Class 1B1, (30 day SOFR + 5.25%), 6.18%, 03/25/42	6,300	5,874,305
Series 2022-R05, Class M1, (30 day SOFR + 1.90%), 2.83%, 04/25/42	20,757	20,414,828
Series 2M, Class 2C, 3.62%, 01/25/40	7,500	7,368,590
Fannie Mae Connecticut Avenue Securities
Series 2016-C06, Class 1M2, (1 mo. LIBOR US + 4.25%), 5.87%, 04/25/29	4,858	5,022,849
Series 2016-C07, Class 2M2, (1 mo. LIBOR US + 4.35%), 5.97%, 05/25/29	4,951	5,119,573
Series 2017-C01, Class 1M2, (1 mo. LIBOR US + 3.55%), 5.17%, 07/25/29	9,147	9,341,409
Series 2017-C01, Class 1M2C, (1 mo. LIBOR US + 3.55%), 5.17%, 07/25/29	3,350	3,458,833
Series 2017-C03, Class 1M2C, (1 mo. LIBOR US + 3.00%), 4.62%, 10/25/29	9,510	9,622,053
Series 2017-C04, Class 2ED2, (1 mo. LIBOR US + 1.10%), 2.72%, 11/25/29	840	830,311
Series 2017-C04, Class 2M2, (1 mo. LIBOR US + 2.85%), 4.47%, 11/25/29	10,564	10,590,497
Series 2017-C04, Class 2M2C, (1 mo. LIBOR US + 2.85%), 4.47%, 11/25/29	10,956	10,995,879
Series 2017-C05, Class 1EB3, (1 mo. LIBOR US + 1.20%), 2.82%, 01/25/30	6,794	6,792,535
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.20%), 3.82%, 01/25/30	5,495	5,518,457
Series 2017-C06, Class 1B1, (1 mo. LIBOR US + 4.15%), 5.77%, 02/25/30	6,712	6,824,478
Series 2017-C06, Class 1M2C, (1 mo. LIBOR US + 2.65%), 4.27%, 02/25/30	5,179	5,109,386
Series 2017-C06, Class 2B1, (1 mo. LIBOR US + 4.45%), 6.07%, 02/25/30	5,710	5,719,208
Series 2017-C06, Class 2M2, (1 mo. LIBOR US + 2.80%), 4.42%, 02/25/30	34,809	34,896,574
Series 2017-C06, Class 2M2C, (1 mo. LIBOR US + 2.80%), 4.42%, 02/25/30	3,642	3,624,730
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 5.62%, 05/25/30	5,385	5,432,312
Series 2017-C07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 4.02%, 05/25/30	11,672	11,487,931
Series 2017-C07, Class 2B1, (1 mo. LIBOR US + 4.45%), 6.07%, 05/25/30	3,973	3,922,724
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 4.12%, 05/25/30	10,193	10,167,700

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued)
Series 2018-C01, Class 1ED2, (1 mo. LIBOR US + 0.85%), 2.47%, 07/25/30	$569	$566,345
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 3.87%, 07/25/30	41,563	41,563,229
Series 2018-C01, Class 1M2C, (1 mo. LIBOR US + 2.25%), 3.87%, 07/25/30	5,420	5,448,964
Series 2018-C02, Class 2M2, (1 mo. LIBOR US + 2.20%), 3.82%, 08/25/30	2,065	2,020,979
Series 2018-C03, Class 1B1, (1 mo. LIBOR US + 3.75%), 5.37%, 10/25/30	24,469	23,920,234
Series 2018-C03, Class 1M2, (1 mo. LIBOR US + 2.15%), 3.77%, 10/25/30	33,392	33,535,892
Series 2018-C03, Class 1M2C, (1 mo. LIBOR US + 2.15%), 3.77%, 10/25/30	1,537	1,540,885
Series 2018-C06, Class 1M2, (1 mo. LIBOR US + 2.00%), 3.62%, 03/25/31	11,727	11,597,985
Freddie Mac, Class A, 3.73%, 06/25/42(a)	66,425	66,423,871
Freddie Mac STACR REMIC Trust(a)
Series 2020-DNA1, Class B1, (1 mo. LIBOR US + 2.30%), 3.92%, 01/25/50	3,000	2,681,172
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 3.32%, 01/25/50	12,254	12,115,499
Series 2020-DNA2, Class M2, (1 mo. LIBOR US + 1.85%), 3.47%, 02/25/50	28,419	28,138,957
Series 2020-DNA3, Class B1, (1 mo. LIBOR US + 5.10%), 6.72%, 06/25/50	9,219	9,391,517
Series 2020-DNA4, Class B1, (1 mo. LIBOR US + 6.00%), 7.62%, 08/25/50	4,545	4,733,038
Series 2020-DNA4, Class M2B, (1 mo. LIBOR US + 3.75%), 5.37%, 08/25/50	1,637	1,637,842
Series 2020-DNA5, Class B1, (30 day SOFR + 4.80%), 5.73%, 10/25/50	5,939	6,003,359
Series 2020-DNA5, Class M2, (30 day SOFR + 2.80%), 3.73%, 10/25/50	12,699	12,718,682
Series 2020-DNA6, Class M1, (30 day SOFR + 0.90%), 1.83%, 12/25/50	25	25,238
Series 2020-DNA6, Class M2, (30 day SOFR + 2.00%), 2.93%, 12/25/50	16,646	16,377,498
Series 2020-HQA1, Class B1, (1 mo. LIBOR US + 2.35%), 3.97%, 01/25/50	7,825	7,202,503
Series 2020-HQA2, Class M2, (1 mo. LIBOR US + 3.10%), 4.72%, 03/25/50	69,365	68,805,604
Series 2020-HQA3, Class B1, (1 mo. LIBOR US + 5.75%), 7.37%, 07/25/50	17,200	17,870,179
Series 2020-HQA4, Class M2, (1 mo. LIBOR US + 3.15%), 4.77%, 09/25/50	2,651	2,647,193
Series 2021-DNA1, Class B1, (30 day SOFR + 2.65%), 3.58%, 01/25/51	6,250	5,046,655
Series 2021-DNA1, Class M2, (30 day SOFR + 1.80%), 2.73%, 01/25/51	4,529	4,327,482
Series 2021-DNA3, Class B1, (30 day SOFR + 3.50%), 4.43%, 10/25/33	2,664	2,294,700
Series 2021-DNA5, Class B1, (30 day SOFR + 3.05%), 3.98%, 01/25/34	4,500	3,862,234
Series 2021-DNA5, Class M2, (30 day SOFR + 1.65%), 2.58%, 01/25/34	3,233	3,117,441
Series 2021-DNA6, Class B1, (30 day SOFR + 3.40%), 4.33%, 10/25/41	21,035	17,993,394

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2021-HQA1, Class M2, (30 day SOFR + 2.25%), 3.18%, 08/25/33	$28,350	$26,263,230
Series 2021-HQA2, Class M2, (30 day SOFR + 2.05%), 2.98%, 12/25/33	29,000	25,844,458
Series 2022-DNA1, Class M1A, (30 day SOFR + 1.00%), 1.93%, 01/25/42	8,825	8,514,757
Series 2022-DNA3, Class M2, (30 day SOFR + 4.35%), 5.28%, 04/25/42	1,250	1,113,550
Series 2022-DNA4, Class M1A, (30 day SOFR + 2.20%), 3.13%, 05/25/42	956	943,474
Series 2022-HQA1, Class M1A, (30 day SOFR + 2.10%), 3.03%, 03/25/42	10,978	10,883,976
Series 2022-HQA1, Class M1B, (30 day SOFR + 3.50%), 4.43%, 03/25/42	4,600	4,392,697
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2, (1 mo. LIBOR US + 4.25%), 5.87%, 11/25/23	560	563,523
Series 2014-DN2, Class M3, (1 mo. LIBOR US + 3.60%), 5.22%, 04/25/24	27,422	27,679,193
Series 2017-HQA1, Class B1, (1 mo. LIBOR US + 5.00%), 6.62%, 08/25/29	3,790	3,898,701
Series 2017-HQA1, Class M2, (1 mo. LIBOR US + 3.55%), 5.17%, 08/25/29	7,033	7,187,364
Series 2017-HQA2, Class M2AS, (1 mo. LIBOR US + 1.05%), 2.67%, 12/25/29	14,426	14,229,969
Series 2017-HQA3, Class M2, (1 mo. LIBOR US + 2.35%), 3.97%, 04/25/30	3,766	3,759,905
Series 2018-HQA1, Class B1, (1 mo. LIBOR US + 4.35%), 5.97%, 09/25/30(a)	6,000	5,952,184
Series 2018-HQA1, Class M2, (1 mo. LIBOR US + 2.30%), 3.92%, 09/25/30	89,269	88,546,954
Series 2018-HQA1, Class M2AS, (1 mo. LIBOR US + 1.10%), 2.72%, 09/25/30	21,216	20,951,163
Series 2018-SPI1, Class M2, 3.76%, 02/25/48(a).	45	44,062
Series 2018-SPI2, Class M2, 3.83%, 05/25/48(a)	63	61,440
Series 2020-HQA5, Class M2, (30 day SOFR + 2.60%), 3.53%, 11/25/50(a)	6,636	6,595,157
Series 2021-DNA2, Class B1, (30 day SOFR + 3.40%), 4.33%, 08/25/33(a)	4,000	3,469,640
Series 2021-DNA2, Class M1, (30 day SOFR + 0.80%), 1.73%, 08/25/33(a)	3,960	3,934,080
Series 2021-DNA7, Class B1, (30 day SOFR + 3.65%), 4.58%, 11/25/41(a)	21,006	17,968,819
Series 2021-DNA7, Class M1, (30 day SOFR + 0.85%), 1.78%, 11/25/41(a)	10,303	9,993,324
Series 2022-DNA2, Class M1A, (30 day SOFR + 1.30%), 2.23%, 02/25/42(a)	4,405	4,303,893
STACR Trust(a)
Series 2018-DNA3, Class M2A, (1 mo. LIBOR US + 2.10%), 3.72%, 09/25/48	1,816	1,809,314
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 3.27%, 04/25/43	48	47,166
Series 2018-HRP2, Class M3, (1 mo. LIBOR US + 2.40%), 4.02%, 02/25/47	12,868	12,651,474

		1,437,240,982

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 0.0%
CFCRE Commercial Mortgage Trust, Series 2016- C4, Class AM, 3.69%, 05/10/58	$160	$153,023

Mortgage-Backed Securities — 0.1%
Freddie Mac STACR REMIC Trust, Series 2021- HQA1, Class M1, (30 day SOFR + 0.70%), 1.63%, 08/25/33(a)(c)	4,773	4,735,785

Total Non-Agency Mortgage-Backed Securities — 14.8% (Cost: $1,487,176,170)		1,442,129,790

Preferred Securities

Capital Trust — 0.0%

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79(c)	200	196,190

Total Preferred Securities — 0.0% (Cost: $229,875)		196,190

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities 3.50%, 02/01/51 - 10/01/51	25,017	24,318,427
4.50%, 06/01/52	19,054	19,149,272

		43,467,699

Collateralized Mortgage Obligations(c) — 4.9%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 6.52%, 11/25/24	180	185,297
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 7.32%, 04/25/28	36	37,223
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.07%, 01/25/29	56	58,722
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.75%), 7.37%, 07/25/29	15,659	16,705,045
Series 2017-C02, Class 2B1, (1 mo. LIBOR US + 5.50%), 7.12%, 09/25/29(a)	34,763	36,710,729
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.85%), 6.47%, 10/25/29	34,989	36,275,776
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 4.62%, 10/25/29	10,497	10,590,289
Series 2017-C04, Class 2B1, (1 mo. LIBOR US + 5.05%), 6.67%, 11/25/29	28,278	29,006,885
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.60%), 5.22%, 01/25/30	34,568	33,922,524
Series 2017-C07, Class 1M2, (1 mo. LIBOR US + 2.40%), 4.02%, 05/25/30	6,285	6,293,097
Series 2018-C01, Class 1B1, (1 mo. LIBOR US + 3.55%), 5.17%, 07/25/30	25,109	24,796,445
Series 2018-C02, Class 2B1, (1 mo. LIBOR US + 4.00%), 5.62%, 08/25/30	23,225	22,727,558
Series 2018-C04, Class 2B1, (1 mo. LIBOR US + 4.50%), 6.12%, 12/25/30	5,928	5,921,537
Series 2018-C04, Class 2M2, (1 mo. LIBOR US + 2.55%), 4.17%, 12/25/30	3,245	3,223,641
Series 2018-C05, Class 1B1, (1 mo. LIBOR US + 4.25%), 5.87%, 01/25/31	4,344	4,274,350
Series 2018-C06, Class 2M2, (1 mo. LIBOR US + 2.10%), 3.72%, 03/25/31	19,470	19,077,967

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 3.67%, 11/25/49	$7,937	$7,886,470
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 5.37%, 08/25/50	290	289,694
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 3.52%, 01/25/50	16,446	16,154,922
Freddie Mac STACR Trust(a)
Series 2019-DNA3, Class M2, (1 mo. LIBOR US + 2.05%), 3.67%, 07/25/49	25,369	25,227,191
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 3.57%, 10/25/49	5,342	5,294,048
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 2.57%, 11/25/48	450	440,376
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 3.47%, 09/25/49	69,319	68,193,816
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 6.27%, 10/25/28	208	214,370
Series 2017-DNA1, Class B1, (1 mo. LIBOR US + 4.95%), 6.57%, 07/25/29	20,401	21,061,388
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 6.77%, 10/25/29	22,269	22,928,162
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 6.07%, 03/25/30	18,501	18,335,016
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 4.12%, 03/25/30	1,063	1,056,911
Series 2017-HQA2, Class B1, (1 mo. LIBOR US + 4.75%), 6.37%, 12/25/29	6,180	6,276,815
Series 2017-HQA3, Class B1, (1 mo. LIBOR US + 4.45%), 6.07%, 04/25/30	8,160	8,152,411
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 4.77%, 07/25/30	24,746	23,256,187

		474,574,862

Mortgage-Backed Securities — 42.2%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/47 - 02/01/57	75	75,021
Freddie Mac Mortgage-Backed Securities 4.50%, 05/01/42 - 01/01/49	100	102,248
3.50%, 10/01/44 - 06/01/49	4,672	4,572,130
3.00%, 03/01/46 - 02/01/47	6,688	6,329,269
4.00%, 10/01/46 - 01/01/49	52	52,253
Ginnie Mae Mortgage-Backed Securities 1.50%, 07/21/22	3,450	2,932,500
2.00%, 07/21/22 - 01/20/52(g)(h)	227,021	202,149,489
2.50%, 07/21/22 - 12/20/51(g)	259,214	237,277,987
3.00%, 07/21/22 - 10/20/51(g)	194,755	183,948,877
3.50%, 07/21/22 - 08/20/50(g)	131,555	128,116,747
4.00%, 07/21/22 - 11/20/48(g)	75,348	75,074,611
4.50%, 07/21/22 - 01/20/49(g)	40,050	40,723,604
5.00%, 07/21/22 - 05/20/49(g)	13,174	13,502,480
5.50%, 07/21/22(g)	650	672,344
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (1 mo. LIBOR US + 3.25%), 4.87%, 10/15/49(a)(c)	18,690	17,357,089
Uniform Mortgage-Backed Securities(g) 1.50%, 07/14/22 - 07/01/51	96,231	84,947,269
2.00%, 07/14/22 - 02/01/52	1,037,961	920,205,734

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(g) (continued)
2.50%, 07/14/22 - 04/01/52(h)	$638,803	$582,194,636
3.00%, 07/14/22 - 04/01/52(h)	371,514	350,864,098
3.50%, 07/14/22 - 04/01/50	283,063	275,213,415
4.00%, 07/14/22 - 03/01/51	879,924	868,712,857
4.50%, 07/14/22 - 05/01/49	85,432	85,849,671
5.00%, 07/14/22 - 04/01/49	29,773	30,392,680
5.50%, 07/14/22	2,350	2,440,328

		4,113,707,337

Total U.S. Government Sponsored Agency Securities — 47.5% (Cost: $4,773,305,901)		4,631,749,898

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.13%, 08/15/44	600	568,313
U.S. Treasury Notes, 1.50%, 08/15/26	10,000	9,391,406

Total U.S. Treasury Obligations — 0.1% (Cost: $10,546,399)		9,959,719

Total Long-Term Investments — 109.4% (Cost: $11,153,651,343)		10,670,142,716

	Shares

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.33%(i)(j)	124,333,675	124,333,675

	Par (000)

U.S. Treasury Obligations — 17.2%
U.S. Treasury Bills, 0.00%, 07/28/22 - 09/15/22(k)(l)	$1,686,000	1,683,506,673

Total Short-Term Securities — 18.5% (Cost: $1,808,307,541)		1,807,840,348

Total Investments Before TBA Sale Commitments — 127.9% (Cost: $12,961,958,884)		12,477,983,064

TBA Sale Commitments(g)

Mortgage-Backed Securities — (14.6)%
Ginnie Mae Mortgage-Backed Securities 1.50%, 07/21/52	(3,450)	(2,932,500)
2.00%, 07/21/52	(5,000)	(4,439,453)
3.00%, 07/21/52	(9,000)	(8,483,203)
Uniform Mortgage-Backed Securities 1.50%, 07/18/37	(17,175)	(15,617,174)
2.00%, 07/14/52	(1,005,000)	(871,994,531)
2.50%, 07/18/37 - 07/14/52	(527,825)	(474,761,754)
3.00%, 07/18/37	(1,700)	(1,660,911)

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
3.50%, 07/14/52	$(25,000)	$(24,041,016)
4.50%, 07/14/52	(19,100)	(19,172,371)

Total TBA Sale Commitments — (14.6)% (Proceeds: $(1,435,416,368))		(1,423,102,913)

Total Investments, Net of TBA Sale Commitments — 113.3% (Cost: $11,526,542,516)		11,054,880,151

Liabilities in Excess of Other Assets — (13.3)%		(1,301,533,308)

Net Assets — 100.0%		$9,753,346,843

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	When-issued security.
(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	Rates are discount rates or a range of discount rates as of period end.
(l)	Zero-coupon bond.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquid Environmentally Aware Fund(a)	$150,039,454	$174,676	$(150,188,182)		$(130,872)	$104,924	$—	—	$152,645	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,979,641,442	—	(1,855,307,767	)(b)	—	—	124,333,675	124,333,675	334,362	—

					$(130,872)	$104,924	$124,333,675		$487,007	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	745	09/08/22	$116,156	$420,333
10-Year Australian Treasury Bonds	5,173	09/15/22	424,534	10,277,264
10-Year U.S. Ultra Long Treasury Note	3,195	09/21/22	405,965	(8,034,049)
U.S. Long Bond	79	09/21/22	10,909	(233,083)

				2,430,465

Short Contracts
Euro BTP	318	09/08/22	41,030	336,033
Euro OAT	1,532	09/08/22	222,404	4,625,918
10-Year Canadian Bond	845	09/20/22	81,395	(756,700)
10-Year U.S. Treasury Note	5,378	09/21/22	636,537	(6,416,923)
Ultra U.S. Treasury Bond	1,601	09/21/22	247,104	1,022,443
Long Gilt	1,837	09/28/22	254,880	(5,634,446)

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts (continued)
2-Year U.S. Treasury Note	1,371	09/30/22	$287,696	$(680,078)
5-Year U.S. Treasury Note	9,919	09/30/22	1,112,168	2,665,604

				(4,838,149)

				$(2,407,684)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	9,020,000	USD	6,962,390	Goldman Sachs International	09/15/22	$46,122
USD	735,358	AUD	1,060,000	Morgan Stanley & Co. International PLC	09/15/22	3,251
USD	755,722	AUD	1,090,000	Royal Bank of Canada	09/15/22	2,894
USD	3,492,381	AUD	5,010,000	Royal Bank of Canada	09/15/22	32,136
USD	12,520,254	AUD	17,940,000	Royal Bank of Canada	09/15/22	129,677
USD	844,778	EUR	800,000	Royal Bank of Canada	09/15/22	2,130
USD	1,428,609	EUR	1,350,000	Royal Bank of Canada	09/15/22	6,641
USD	4,263,533	GBP	3,460,000	Deutsche Bank AG	09/15/22	45,902
USD	1,356,645	GBP	1,110,000	Morgan Stanley & Co. International PLC	09/15/22	3,590
USD	1,270,399	GBP	1,030,000	Societe Generale	09/15/22	14,861
USD	6,516,852	SEK	65,770,000	Deutsche Bank AG	09/15/22	68,310
USD	543,369	SEK	5,500,000	Morgan Stanley & Co. International PLC	09/15/22	4,111
USD	707,784	SEK	7,170,000	Morgan Stanley & Co. International PLC	09/15/22	4,788

						364,413

USD	1,318,455	CAD	1,710,000	HSBC Bank USA N.A.	09/15/22	(10,209)
USD	1,959,148	CAD	2,540,000	Morgan Stanley & Co. International PLC	09/15/22	(14,424)
USD	693,758	EUR	660,000	Deutsche Bank AG	09/15/22	(1,427)
USD	848,327	EUR	810,000	Royal Bank of Canada	09/15/22	(4,853)
USD	884,176	GBP	730,000	HSBC Bank USA N.A.	09/15/22	(5,671)
USD	1,261,542	HKD	9,880,000	HSBC Bank USA N.A.	09/15/22	(231)
USD	3,090,328	HKD	24,200,000	HSBC Bank USA N.A.	09/15/22	(251)
USD	14,059,034	HKD	110,110,000	Societe Generale	09/15/22	(3,099)
USD	2,208,706	SGD	3,070,000	JPMorgan Chase Bank N.A.	09/15/22	(1,895)

						(42,060)

						$322,353

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.05%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Monthly	02/15/32	EUR	22,710	$1,699,626	$34,939	$1,664,687
2.74%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Monthly	06/15/32	EUR	25,200	(907,158)	562	(907,720)

							$792,468	$35,501	$756,967

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective		Termination	Notional Amount (000)			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date			Value	(Received)	(Depreciation)
8.45%	Monthly	1-Month MXIBOR, 8.03%	Monthly	09/21/22	(a)	09/15/27	MXN	398,280	$449,709	$182	$449,527
8.90%	Monthly	1-Month MXIBOR, 8.03%	Monthly	09/21/22	(a)	09/15/27	MXN	959,130	239,745	434	239,311
8.97%	Monthly	1-Month MXIBOR, 8.03%	Monthly	09/21/22	(a)	09/15/27	MXN	536,420	59,899	249	59,650
8.99%	Monthly	1-Month MXIBOR, 8.03%	Monthly	09/21/22	(a)	09/15/27	MXN	414,950	23,791	187	23,604
9.04%	Monthly	1-Month MXIBOR, 8.03%	Monthly	09/21/22	(a)	09/15/27	MXN	425,180	(11,323)	190	(11,513)
9.07%	Monthly	1-Month MXIBOR, 8.03%	Monthly	09/21/22	(a)	09/15/27	MXN	444,890	(38,217)	206	(38,423)
9.08%	Monthly	1-Month MXIBOR, 8.03%	Monthly	09/21/22	(a)	09/15/27	MXN	508,830	(53,762)	236	(53,998)
9.18%	Monthly	1-Month MXIBOR, 8.03%	Monthly	09/21/22	(a)	09/15/27	MXN	468,000	(141,908)	217	(142,125)
9.51%	Monthly	1-Month MXIBOR, 8.03%	Monthly	09/21/22	(a)	09/15/27	MXN	448,590	(428,488)	199	(428,687)
6-Month EURIBOR, 0.26%	Semi-Annual	0.65%	Annual	09/21/22	(a)	09/21/27	EUR	68,310	(4,215,837)	31,772	(4,247,609)
6-Month EURIBOR, 0.26%	Semi-Annual	0.88%	Annual	09/21/22	(a)	09/21/27	EUR	35,080	(1,764,922)	429	(1,765,351)
6-Month EURIBOR, 0.26%	Semi-Annual	0.91%	Annual	09/21/22	(a)	09/21/27	EUR	18,790	(920,387)	229	(920,616)
6-Month EURIBOR, 0.26%	Semi-Annual	0.98%	Annual	09/21/22	(a)	09/21/27	EUR	12,610	(570,856)	(39,573)	(531,283)
6-Month EURIBOR, 0.26%	Semi-Annual	1.02%	Annual	09/21/22	(a)	09/21/27	EUR	32,310	(1,406,083)	55,269	(1,461,352)
6-Month EURIBOR, 0.26%	Semi-Annual	1.05%	Annual	09/21/22	(a)	09/21/27	EUR	35,600	(1,492,452)	(85,991)	(1,406,461)
6-Month EURIBOR, 0.26%	Semi-Annual	1.26%	Annual	09/21/22	(a)	09/21/27	EUR	27,900	(865,492)	(77,531)	(787,961)
6-Month EURIBOR, 0.26%	Semi-Annual	1.30%	Annual	09/21/22	(a)	09/21/27	EUR	15,500	(450,361)	192	(450,553)
6-Month EURIBOR, 0.26%	Semi-Annual	1.51%	Annual	09/21/22	(a)	09/21/27	EUR	11,040	(208,627)	28,792	(237,419)
6-Month EURIBOR, 0.26%	Semi-Annual	1.51%	Annual	09/21/22	(a)	09/21/27	EUR	25,260	(469,915)	295	(470,210)
6-Month EURIBOR, 0.26%	Semi-Annual	1.52%	Annual	09/21/22	(a)	09/21/27	EUR	21,820	(401,546)	262	(401,808)
6-Month EURIBOR, 0.26%	Semi-Annual	1.54%	Annual	09/21/22	(a)	09/21/27	EUR	27,980	(484,748)	329	(485,077)
6-Month EURIBOR, 0.26%	Semi-Annual	1.61%	Annual	09/21/22	(a)	09/21/27	EUR	19,860	(272,884)	233	(273,117)
6-Month EURIBOR, 0.26%	Semi-Annual	1.76%	Annual	09/21/22	(a)	09/21/27	EUR	25,200	(152,491)	100,935	(253,426)
6-Month EURIBOR, 0.26%	Semi-Annual	1.78%	Annual	09/21/22	(a)	09/21/27	EUR	14,080	(74,175)	166	(74,341)
1-Day SONIA, 0.94%	Annual	2.14%	Annual	09/21/22	(a)	09/21/27	GBP	5,650	(115,945)	(1,862)	(114,083)
6-Month EURIBOR, 0.26%	Semi-Annual	2.34%	Annual	09/21/22	(a)	09/21/27	EUR	23,010	521,293	267	521,026
2.37%	Semi-Annual	1-Day SORA, 0.72%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	11,529	144,343	94	144,249
6-Month EURIBOR, 0.26%	Semi-Annual	2.37%	Annual	09/21/22	(a)	09/21/27	EUR	15,920	390,198	187	390,011
2.38%	Semi-Annual	1-Day SORA, 0.72%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	20,029	248,061	163	247,898
2.40%	Semi-Annual	1-Day SORA, 0.72%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	26,298	310,677	214	310,463
2.41%	Semi-Annual	1-Day SORA, 0.72%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	22,402	252,605	182	252,423
1-Day SONIA, 0.94%	Annual	2.45%	Annual	09/21/22	(a)	09/21/27	GBP	25,590	(76,897)	357	(77,254)
3-Month HIBOR, 1.75%	Quarterly	2.48%	Quarterly	09/21/22	(a)	09/21/27	HKD	73,510	(324,935)	105	(325,040)
1-Day SONIA, 0.94%	Annual	2.53%	Annual	09/21/22	(a)	09/21/27	GBP	17,760	17,538	248	17,290
2.54%	Annual	1-Day SOFR, 0.82%	Annual	09/21/22	(a)	09/21/27	USD	13,460	174,401	150	174,251
1-Day SONIA, 0.94%	Annual	2.58%	Annual	09/21/22	(a)	09/21/27	GBP	21,180	79,870	290	79,580
1-Day SONIA, 0.94%	Annual	2.61%	Annual	09/21/22	(a)	09/21/27	GBP	16,920	98,058	229	97,829
2.74%	Semi-Annual	1-Day SORA, 0.72%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	23,100	4,284	187	4,097
1-Day SONIA, 0.94%	Annual	2.78%	Annual	09/21/22	(a)	09/21/27	GBP	23,200	357,537	315	357,222
2.80%	Annual	1-Day SOFR, 0.82%	Annual	09/21/22	(a)	09/21/27	USD	10,420	8,075	116	7,959
2.81%	Annual	1-Day SOFR, 0.82%	Annual	09/21/22	(a)	09/21/27	USD	27,590	9,880	308	9,572
2.83%	Semi-Annual	3-Month Canada Bank Acceptance, 2.76%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	18,650	456,984	165	456,819
2.83%	Annual	3-Month STIBOR, 0.80%	Quarterly	09/21/22	(a)	09/21/27	SEK	223,930	(27,841)	244	(28,085)
3-Month HIBOR, 1.75%	Quarterly	2.85%	Quarterly	09/21/22	(a)	09/21/27	HKD	115,440	(262,050)	164	(262,214)
3-Month HIBOR, 1.75%	Quarterly	2.86%	Quarterly	09/21/22	(a)	09/21/27	HKD	115,440	(255,250)	164	(255,414)
1-Day SONIA, 0.94%	Annual	2.87%	Annual	09/21/22	(a)	09/21/27	GBP	22,180	455,939	304	455,635
2.89%	Annual	1-Day SOFR, 0.82%	Annual	09/21/22	(a)	09/21/27	USD	34,000	(112,240)	379	(112,619)
2.89%	Semi-Annual	3-Month Canada Bank Acceptance, 2.76%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	19,680	440,338	175	440,163
3-Month HIBOR, 1.75%	Quarterly	2.89%	Quarterly	09/21/22	(a)	09/21/27	HKD	150,090	(299,149)	213	(299,362)
2.91%	Annual	1-Day SOFR, 0.82%	Annual	09/21/22	(a)	09/21/27	USD	34,870	(153,875)	389	(154,264)
2.96%	Annual	1-Day SOFR, 0.82%	Annual	09/21/22	(a)	09/21/27	USD	25,180	(166,515)	281	(166,796)
3.00%	Annual	3-Month STIBOR, 0.80%	Quarterly	09/21/22	(a)	09/21/27	SEK	287,550	(259,552)	316	(259,868)
3-Month HIBOR, 1.75%	Quarterly	3.02%	Quarterly	09/21/22	(a)	09/21/27	HKD	127,045	(157,417)	180	(157,597)
3-Month HIBOR, 1.75%	Quarterly	3.04%	Quarterly	09/21/22	(a)	09/21/27	HKD	127,045	(142,448)	180	(142,628)
3-Month HIBOR, 1.75%	Quarterly	3.09%	Quarterly	09/21/22	(a)	09/21/27	HKD	129,540	(104,035)	184	(104,219)
3-Month HIBOR, 1.75%	Quarterly	3.10%	Quarterly	09/21/22	(a)	09/21/27	HKD	129,540	(99,456)	184	(99,640)
3.13%	Semi-Annual	1-Day SORA, 0.72%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	18,945	(242,252)	151	(242,403)
3.14%	Semi-Annual	1-Day SORA, 0.72%	Semi-Annual	09/21/22	(a)	09/21/27	SGD	18,945	(247,346)	151	(247,497)
3.16%	Annual	1-Day SOFR, 0.82%	Annual	09/21/22	(a)	09/21/27	USD	24,900	(399,948)	278	(400,226)

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional Amount (000)			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date			Value	(Received)	(Depreciation)
3.19%	Semi-Annual	3-Month Canada Bank Acceptance, 2.76%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	17,950	$211,573	$156	$211,417
3.21%	Annual	1-Day SOFR, 0.82%	Annual	09/21/22	(a)	09/21/27	USD	32,090	(581,580)	358	(581,938)
3.22%	Annual	1-Day SOFR, 0.82%	Annual	09/21/22	(a)	09/21/27	USD	41,380	(777,739)	461	(778,200)
3.27%	Annual	1-Day SOFR, 0.82%	Annual	09/21/22	(a)	09/21/27	USD	17,620	(372,793)	196	(372,989)
3.27%	Semi-Annual	3-Month Canada Bank Acceptance, 2.76%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	28,910	253,080	252	252,828
3.30%	Annual	1-Day SOFR, 0.82%	Annual	09/21/22	(a)	09/21/27	USD	22,630	(504,472)	252	(504,724)
3.37%	Semi-Annual	3-Month Canada Bank Acceptance, 2.76%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	43,600	233,210	379	232,831
3.60%	Semi-Annual	3-Month Canada Bank Acceptance, 2.76%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	40,720	(121,624)	350	(121,974)
3.93%	Semi-Annual	3-Month Canada Bank Acceptance, 2.76%	Semi-Annual	09/21/22	(a)	09/21/27	CAD	24,530	(360,401)	212	(360,613)
6-Month BBSW, 2.67%	Semi-Annual	4.14%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	9,164	58,370	71	58,299
6-Month BBSW, 2.67%	Semi-Annual	4.22%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	13,187	114,518	102	114,416
6-Month BBSW, 2.67%	Semi-Annual	4.23%	Semi-Annual	09/21/22	(a)	09/21/27	AUD	7,450	68,171	57	68,114
6.00%	Annual	6-Month WIBOR, 7.35%	Semi-Annual	09/21/22	(a)	09/21/27	PLN	37,710	286,533	79	286,454
6.23%	Annual	6-Month WIBOR, 7.35%	Semi-Annual	09/21/22	(a)	09/21/27	PLN	65,790	360,963	167	360,796
6.30%	Annual	6-Month WIBOR, 7.35%	Semi-Annual	09/21/22	(a)	09/21/27	PLN	75,370	369,501	195	369,306
6.32%	Annual	6-Month WIBOR, 7.35%	Semi-Annual	09/21/22	(a)	09/21/27	PLN	80,850	378,203	204	377,999
6.72%	Annual	6-Month WIBOR, 7.35%	Semi-Annual	09/21/22	(a)	09/21/27	PLN	73,510	82,942	184	82,758
6.94%	Annual	6-Month WIBOR, 7.35%	Semi-Annual	09/21/22	(a)	09/21/27	PLN	88,480	(75,508)	221	(75,729)
7.01%	Annual	6-Month WIBOR, 7.35%	Semi-Annual	09/21/22	(a)	09/21/27	PLN	96,110	(146,337)	241	(146,578)
3-Month JIBAR, 5.01%	Quarterly	7.81%	Quarterly	09/21/22	(a)	09/21/27	ZAR	184,880	(276,148)	105	(276,253)
3-Month JIBAR, 5.01%	Quarterly	7.84%	Quarterly	09/21/22	(a)	09/21/27	ZAR	276,540	(392,477)	192	(392,669)
3-Month JIBAR, 5.01%	Quarterly	8.00%	Quarterly	09/21/22	(a)	09/21/27	ZAR	387,580	(396,232)	268	(396,500)
3-Month JIBAR, 5.01%	Quarterly	8.08%	Quarterly	09/21/22	(a)	09/21/27	ZAR	338,520	(278,895)	236	(279,131)
3-Month JIBAR, 5.01%	Quarterly	8.34%	Quarterly	09/21/22	(a)	09/21/27	ZAR	335,410	(62,076)	233	(62,309)
3-Month JIBAR, 5.01%	Quarterly	8.46%	Quarterly	09/21/22	(a)	09/21/27	ZAR	348,360	41,391	245	41,146

									$(15,016,227)	$28,976	$(15,045,203)

(a)	Forward Swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective		Termination	Notional Amount (000)			Upfront Premium Paid		Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date		Date			Value	(Received	)	(Depreciation )
3-Month KRW CDC, 2.04%	Quarterly	2.97%	Quarterly	Citibank N.A.	09/21/22	(a)	09/21/27	KRW	21,754,070	$(448,212)	$—		$(448,212)
3-Month KRW CDC, 2.04%	Quarterly	2.99%	Quarterly	JPMorgan Chase Bank N.A.	09/21/22	(a)	09/21/27	KRW	21,754,070	(432,534)	—		(432,534)
3-Month KRW CDC, 2.04%	Quarterly	3.06%	Quarterly	JPMorgan Chase Bank N.A.	09/21/22	(a)	09/21/27	KRW	44,226,770	(755,846)	—		(755,846)
3-Month KRW CDC, 2.04%	Quarterly	3.07%	Quarterly	JPMorgan Chase Bank N.A.	09/21/22	(a)	09/21/27	KRW	11,117,954	(187,004)	—		(187,004)
3-Month KRW CDC, 2.04%	Quarterly	3.10%	Quarterly	JPMorgan Chase Bank N.A.	09/21/22	(a)	09/21/27	KRW	11,973,182	(189,524)	—		(189,524)
3-Month KRW CDC, 2.04%	Quarterly	3.10%	Quarterly	Bank of America N.A.	09/21/22	(a)	09/21/27	KRW	38,841,160	(608,520)	—		(608,520)
3-Month KRW CDC, 2.04%	Quarterly	3.15%	Quarterly	Bank of America N.A.	09/21/22	(a)	09/21/27	KRW	23,709,150	(333,003)	—		(333,003)
3-Month KRW CDC, 2.04%	Quarterly	3.18%	Quarterly	Bank of America N.A.	09/21/22	(a)	09/21/27	KRW	24,370,680	(315,949)	—		(315,949)
3-Month KRW CDC, 2.04%	Quarterly	3.21%	Quarterly	JPMorgan Chase Bank N.A.	09/21/22	(a)	09/21/27	KRW	23,958,210	(285,566)	—		(285,566)
3-Month KRW CDC, 2.04%	Quarterly	3.24%	Quarterly	Bank of America N.A.	09/21/22	(a)	09/21/27	KRW	19,510,090	(208,644)	—		(208,644)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Amount Notional (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW
CDC, 2.04%	Quarterly	3.46%	Quarterly	BNP Paribas S.A.	09/21/22	(a)	09/21/27	KRW	24,548,870	$(72,341)	$—	$(72,341)
3-Month KRW
CDC, 2.04%	Quarterly	3.47%	Quarterly	Bank of America N.A.	09/21/22	(a)	09/21/27	KRW	24,548,870	(56,418)	—	(56,418)
3-Month KRW
CDC, 2.04%	Quarterly	3.57%	Quarterly	Citibank N.A.	09/21/22	(a)	09/21/27	KRW	25,418,154	27,681	—	27,681
3-Month KRW
CDC, 2.04%	Quarterly	3.62%	Quarterly	Citibank N.A.	09/21/22	(a)	09/21/27	KRW	19,699,014	55,525	—	55,525
3-Month KRW CDC, 2.04%	Quarterly	3.62%	Quarterly	JPMorgan Chase Bank N.A.	09/21/22	(a)	09/21/27	KRW	13,132,676	37,963	—	37,963
3-Month KRW
CDC, 2.04%	Quarterly	3.63%	Quarterly	Citibank N.A.	09/21/22	(a)	09/21/27	KRW	16,945,436	56,922	—	56,922
3-Month KRW
CDC, 2.04%	Quarterly	3.77%	Quarterly	Bank of America N.A.	09/21/22	(a)	09/21/27	KRW	12,017,270	100,559	—	100,559

										$(3,614,911)	$—	$(3,614,911)

(a)	Forward Swap.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	01/26/23	$52,181,917	$(11,482,279	)(c)	$41,302,917	23.4%
	Monthly	Barclays Bank PLC(d)	01/26/23	7,253,076	(4,644,871	)(e)	2,925,441	20.5
	Monthly	BNP Paribas S.A.(f)	04/29/24	32,200,512	(6,200,491	)(g)	25,424,812	13.1
	Monthly	BNP Paribas S.A.(h)	04/29/24	283,248	5,360,689	(i)	5,693,449	11.2
	Monthly	Citibank N.A.(j)	02/24/23	6,408,422	(2,715,279	)(k)	3,631,021	2.2
	Monthly	Citibank N.A.(l)	02/24/23	9,761,102	397,768	(m)	10,106,577	1.3
	Monthly	Goldman Sachs Bank USA(n)	02/27/23	8,609,372	(4,208,064	)(o)	4,306,659	2.3
	Monthly	Goldman Sachs Bank USA(p)	02/27/23	1,240,641	(371,382	)(q)	889,483	1.2
	Monthly	HSBC Bank PLC(r)	02/10/23	2,545,046	2,263,905	(s)	4,751,283	2.4
	Monthly	HSBC Bank PLC(t)	02/10/23	5,314,885	(1,921,198	)(u)	3,397,014	1.3
	Monthly	Merrill Lynch International(v)	02/17/23	78,871,476	(6,976,936	)(w)	72,331,917	1.4
	Monthly	Merrill Lynch International(x)	02/17/23	2,536,720	3,172,830	(y)	5,678,338	2.2
	Monthly	Morgan Stanley & Co. International PLC(z)	10/03/22	86,361,848	245,469	(aa)	87,170,288	8.1
	Monthly	Morgan Stanley & Co. International PLC(ab)	10/03/22	73,813,871	(1,119,392	)(ac)	71,884,338	12.1

					$(28,199,231)		$339,493,537

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(603,279) of net dividends and financing fees.
(e)	Amount includes $(317,236) of net dividends and financing fees.
(g)	Amount includes $575,209 of net dividends and financing fees.
(i)	Amount includes $(49,512) of net dividends and financing fees.
(k)	Amount includes $62,122 of net dividends and financing fees.
(m)	Amount includes $52,293 of net dividends and financing fees.
(o)	Amount includes $94,649 of net dividends and financing fees.
(q)	Amount includes $(20,224) of net dividends and financing fees.
(s)	Amount includes $57,668 of net dividends and financing fees.
(u)	Amount includes $(3,327) of net dividends and financing fees.
(w)	Amount includes $(437,377) of net dividends and financing fees.
(y)	Amount includes $31,212 of net dividends and financing fees.
(aa)	Amount includes $(562,971) of net dividends and financing fees.
(ac)	Amount includes $810,141 of net dividends and financing fees.

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

OTC Total Return Swaps (continued)

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range:	15-25 basis points	15-20 basis points	18 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

	(h)	(j)	(l)
	18 basis points	18 basis points	18 basis points
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

	(n)	(p)	(r)
	15-20 basis points	15-20 basis points	15-20 basis points
	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

	(t)	(v)	(x)
	15-20 basis points	15-20 basis points	15-20 basis points
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

	(z)	(ab)
	15-20 basis points	15-20 basis points
	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 26, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
General Dynamics Corp.	2,854	$631,447	1.5%
Lockheed Martin Corp.	9,212	3,960,792	9.6
Textron, Inc.	82,385	5,031,252	12.2

		9,623,491

Air Freight & Logistics
United Parcel Service, Inc., Class B	40,047	7,310,179	17.7

Airlines
Southwest Airlines Co.	261,504	9,445,525	22.9

Automobiles
Harley-Davidson, Inc.	191,506	6,063,080	14.7
Thor Industries, Inc.	216,375	16,169,704	39.1

		22,232,784

Beverages
Molson Coors Beverage Co., Class B	253,579	13,822,591	33.5

Biotechnology
Biogen, Inc.	75,686	15,435,403	37.4
Gilead Sciences, Inc.	4,831	298,604	0.7

		15,734,007

Building Products
Johnson Controls International PLC	322,719	15,451,786	37.4
Owens Corning	78,337	5,821,222	14.1

		21,273,008

Security	Shares	Value	% of Basket Value

Capital Markets
Cboe Global Markets, Inc.	119,241	$13,496,889	32.7%
CME Group Inc., Class A	61,390	12,566,533	30.4
Msci, Inc.	9,380	3,865,967	9.4

		29,929,389

Chemicals
Celanese Corp.	15,628	1,838,009	4.5
CF Industries Holdings, Inc.	43,098	3,694,792	8.9
Dow, Inc.	93,613	4,831,367	11.7
DuPont de Nemours, Inc.	268,449	14,920,395	36.1
Huntsman Corp.	39,466	1,118,861	2.7
LyondellBasell Industries NV, Class A	141,146	12,344,629	29.9
Mosaic Co.	135,702	6,409,205	15.5
Nutrien Ltd.	103,114	8,217,155	19.9
Olin Corp.	107,776	4,987,873	12.1
Westlake Corp.	146,831	14,392,375	34.8

		72,754,661

Commercial Services & Supplies
Waste Connections, Inc.	6,692	829,540	2.0

Construction Materials
Martin Marietta Materials, Inc.	3,270	978,515	2.4
Vulcan Materials Co.	23,598	3,353,276	8.1

		4,331,791

Consumer Finance
American Express Co.	151,087	20,943,680	50.7
Synchrony Financial	22,820	630,288	1.5

		21,573,968

Containers & Packaging
Westrock Co.	71,394	2,844,337	6.9

Diversified Consumer Services
H&R Block, Inc.	118,884	4,198,983	10.2

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Diversified Financial Services
Equitable Holdings, Inc.	321,696	$8,386,615	20.3%
Voya Financial, Inc.	133,371	7,939,575	19.2

		16,326,190

Diversified Telecommunication Services
AT&T, Inc.	1,217,501	25,518,821	61.8

Electric Utilities
PPL Corp.	335,847	9,111,529	22.1

Electronic Equipment, Instruments & Components
Flex Ltd.	448,614	6,491,445	15.7
Ii Vi, Inc.	27,334	1,392,667	3.4

		7,884,112

Entertainment
Electronic Arts, Inc.	197,348	24,007,384	58.2
Live Nation Entertainment, Inc.	312,205	25,781,889	62.4
Walt Disney Co.	13,223	1,248,251	3.0

		51,037,524

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	116,133	10,333,514	25.0
Extra Space Storage, Inc.	2,544	432,785	1.1
Federal Realty Investment Trust	125,301	11,996,318	29.0
Healthpeak Properties, Inc.	313,186	8,114,649	19.7
Prologis Inc.	74,101	8,717,983	21.1
Public Storage	11,323	3,540,362	8.6
Regency Centers Corp.	40,537	2,404,250	5.8
Rexford Industrial Realty Inc.	20,766	1,195,914	2.9
Sba Communications Corp.	6,472	2,071,364	5.0
STORE Capital Corp.	280,985	7,328,089	17.7
Vornado Realty Trust	341,761	9,770,947	23.7
Weyerhaeuser Co.	124,577	4,125,990	10.0

		70,032,165

Food & Staples Retailing
Kroger Co.	359,355	17,008,272	41.2
US Foods Holding Corp.	3,639	111,645	0.2
Walgreens Boots Alliance Inc.	10,610	402,119	1.0

		17,522,036

Food Products
Archer-Daniels-Midland Co.	193,023	14,978,585	36.3
Hormel Foods Corp.	8,871	420,131	1.0
Kellogg Co.	206,888	14,759,390	35.7
McCormick & Co., Inc., Non-voting shares	4,841	403,013	1.0
Tyson Foods, Inc., Class A	113,806	9,794,144	23.7

		40,355,263

Gas Utilities
Atmos Energy Corp.	24,079	2,699,256	6.5

Health Care Equipment & Supplies
Baxter International, Inc.	33,162	2,129,995	5.2
Hologic, Inc.	199,878	13,851,545	33.5
Medtronic PLC	34,610	3,106,248	7.5
Stryker Corp.	39,515	7,860,719	19.0
Teleflex, Inc.	981	241,179	0.6

		27,189,686

Health Care Providers & Services
Cigna Corp.	8,384	2,209,352	5.4

Security	Shares	Value	% of Basket Value

Health Care Providers & Services (continued)
CVS Health Corp.	76,277	$7,067,827	17.1%
Humana Inc.	354	165,697	0.4
McKesson Corp.	388	126,569	0.3

		9,569,445

Hotels, Restaurants & Leisure
Booking Holdings, Inc.	513	897,232	2.2
Boyd Gaming Corp.	250,440	12,459,390	30.1
Expedia Group, Inc.	51,330	4,867,624	11.8
Hyatt Hotels Corp., Class A	5,817	429,935	1.0
Marriott International, Inc., Class A	20,598	2,801,534	6.8
MGM Resorts International	420,420	12,171,159	29.5
SeaWorld Entertainment Inc.	57,244	2,529,040	6.1
Wynn Resorts Ltd.	42,787	2,438,003	5.9

		38,593,917

Household Durables
NVR, Inc.	57	228,236	0.6
Tempur Sealy International, Inc.	11,910	254,517	0.6
Whirlpool Corp.	71,169	11,021,943	26.7

		11,504,696

Household Products
Church & Dwight Co., Inc.	275,127	25,493,268	61.7
Clorox Co.	13,103	1,847,261	4.5

		27,340,529

Insurance
American International Group, Inc.	236,449	12,089,637	29.3
Chubb Ltd.	12,191	2,396,507	5.8
Hartford Financial Services Group, Inc.	28,873	1,889,160	4.6
Lincoln National Corp.	247,400	11,570,898	28.0
Manulife Financial Corp.	132,182	2,290,714	5.5
MetLife Inc.	6,048	379,754	0.9
Prudential Financial, Inc.	5,864	561,068	1.4

		31,177,738

Interactive Media & Services
Match Group, Inc.	201,165	14,019,189	33.9
Zoominfo Technologies, Inc.	140,212	4,660,647	11.3

		18,679,836

Internet & Direct Marketing Retaile
Bay, Inc.	164,299	6,846,339	16.6

IT Services
Block, Inc., Class A	65,063	3,998,772	9.7
DXC Technology Co.	555,004	16,822,171	40.7
Gartner, Inc.	70,061	16,942,852	41.0
GoDaddy, Inc., Class A	66,533	4,628,035	11.2

		42,391,830

Leisure Products
Mattel, Inc.	592,218	13,224,228	32.0

Life Sciences Tools & Services
Charles River Laboratories International, Inc.	67,979	14,545,467	35.2
Illumina, Inc.	34,484	6,357,470	15.4

		20,902,937

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Machinery
Fortive Corp.	68,850	$3,744,063	9.0%
Parker-Hannifin Corp.	5,006	1,231,726	3.0

		4,975,789

Media
Cable One, Inc.	331	426,765	1.0
Fox Corp., Class A	111,867	3,597,642	8.7
Omnicom Group, Inc.	181,434	11,541,017	28.0

		15,565,424

Metals & Mining
Alcoa Corp.	385,298	17,561,883	42.5
Cleveland-Cliffs, Inc.	717,286	11,024,686	26.7
Kinross Gold Corp.	640,611	2,293,387	5.6
Newmont Corp.	110,537	6,595,743	16.0
Nucor Corp.	89,583	9,353,361	22.6
Southern Copper Corp.	297,147	14,800,892	35.8
Steel Dynamics, Inc.	20,744	1,372,216	3.3

		63,002,168

Multiline Retail
Kohl’s Corp.	55,960	1,997,212	4.8

Multi-Utilities
CMS Energy Corp.	3,332	224,910	0.5

Oil, Gas & Consumable Fuels
APA Corp.	128,343	4,479,171	10.8
Callon Petroleum Co.	49,511	1,940,831	4.7
Chevron Corp.	7,723	1,118,136	2.7
CNX Resources Corp.	213,930	3,521,288	8.5
Coterra Energy Inc.	174,328	4,495,919	10.9
Devon Energy Corp.	74,595	4,110,930	10.0
Enbridge, Inc.	5,161	218,104	0.5
Laredo Petroleum, Inc.	22,163	1,527,917	3.7
Marathon Petroleum Corp.	116,685	9,592,674	23.2
Murphy Oil Corp.	18,193	549,247	1.3
PBF Energy Inc., Class A	105,567	3,063,554	7.4
Phillips 66	343,324	28,149,135	68.2
Range Resources Corp.	40,925	1,012,894	2.5
SM Energy Co.	77,171	2,638,476	6.4
Southwestern Energy Co.	845,326	5,283,288	12.8
Targa Resources Corp.	46,921	2,799,776	6.8
Valero Energy Corp.	8,510	904,443	2.2

		75,405,783

Pharmaceuticals
Pfizer, Inc.	500,524	26,242,473	63.5

Road & Rail
Avis Budget Group, Inc.	28,050	4,125,594	10.0
CSX Corp.	687,071	19,966,283	48.3
JB Hunt Transport Services, Inc.	92,754	14,605,972	35.4
Norfolk Southern Corp.	29,390	6,680,053	16.2
Union Pacific Corp.	24,388	5,201,473	12.6

		50,579,375

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	300,295	27,320,839	66.1
Lam Research Corp.	55,887	23,816,245	57.7
Qualcomm, Inc.	216,853	27,700,802	67.1

Security	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions Inc.	43,977	$4,074,029	9.9%
Synaptics Inc.	49,011	5,785,749	14.0

		88,697,664

Software
Autodesk Inc.	24,732	4,252,915	10.3
Elastic NV	211,067	14,282,904	34.6
Fair Isaac Corp.	1,962	786,566	1.9
PTC Inc.	49,369	5,249,899	12.7
Salesforce.com., Inc.	5,539	914,157	2.2

		25,486,441

Specialty Retail
Advance Auto Parts, Inc.	603	104,373	0.2
AutoNation, Inc.	142,914	15,972,069	38.7
Bath & Body Works, Inc.	36,352	978,596	2.4
Best Buy Co., Inc.	76,475	4,985,405	12.1
Lowe’s Cos., Inc.	1,249	218,163	0.5
Murphy USA Inc.	33,083	7,704,038	18.6
O’Reilly Automotive, Inc.	4,232	2,673,608	6.5

		32,636,252

Technology Hardware, Storage & Peripherals
NetApp, Inc.	75,682	4,937,494	12.0
Seagate Technology Holdings PLC	273,580	19,544,555	47.3

		24,482,049

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	721,206	7,421,210	18.0
Nike, Inc., Class B	23,380	2,389,436	5.8
Tapestry, Inc.	175,230	5,348,019	12.9
Under Armour, Inc., Class A	1,409,225	11,738,844	28.4
VF Corp.	12,216	539,581	1.3

		27,437,090

Total Reference Entity — Long		1,160,544,961

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co./	(101,429)	(13,867,373)	(33.6)
Spirit AeroSystems Holdings, Inc., Class A	(321,146)	(9,409,578)	(22.8)
TransDigm Group, Inc.	(7,029)	(3,772,253)	(9.1)

		(27,049,204)

Air Freight & Logistics
CH Robinson Worldwide, Inc.	(51,621)	(5,232,821)	(12.7)

Airlines
Delta Air Lines, Inc.	(527,877)	(15,292,597)	(37.0)

Auto Components
Aptiv PLC	(49,415)	(4,401,394)	(10.7)
Goodyear Tire & Rubber Co.	(358,971)	(3,844,580)	(9.3)
Lear Corp.	(45,898)	(5,778,099)	(14.0)

		(14,024,073)

Automobiles
Ford Motor Co.	(2,139,464)	(23,812,234)	(57.7)

Building Products
Carlisle Cos., Inc.	(14,246)	(3,399,238)	(8.2)
Fortune Brands Home & Security, Inc.	(26,720)	(1,599,994)	(3.9)

		(4,999,232)

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Capital Markets
Brookfield Asset Management, Inc., Class A	(264,108)	$(11,744,883)	(28.4)%
Moody’s Corp.	(47,344)	(12,876,147)	(31.2)
S&P Global, Inc.	(4,931)	(1,662,043)	(4.0)

		(26,283,073)

Chemicals
Air Products & Chemicals, Inc.	(29,656)	(7,131,675)	(17.3)
Albemarle Corp.	(7,799)	(1,629,835)	(3.9)
Axalta Coating Systems Ltd.	(198,360)	(4,385,740)	(10.6)
Chemours Co.	(59,918)	(1,918,574)	(4.6)
Fmc Corp.	(10,460)	(1,119,325)	(2.7)
International Flavors & Fragrances, Inc.	(8,942)	(1,065,171)	(2.6)
PPG Industries, Inc.	(21,246)	(2,429,268)	(5.9)
Scotts Miracle-Gro Co.	(225,164)	(17,785,704)	(43.1)
Sherwin-Williams Co.	(2,796)	(626,052)	(1.5)

		(38,091,344)

Communications Equipment
Motorola Solutions, Inc.	(74,225)	(15,557,560)	(37.7)

Construction & Engineering
Quanta Services, Inc.	(192,170)	(24,086,588)	(58.3)

Consumer Finance
Ally Financial, Inc.	(341,728)	(11,451,305)	(27.7)
OneMain Holdings, Inc.	(112,984)	(4,223,342)	(10.3)

		(15,674,647)

Containers & Packaging
Amcor PLC	(312,104)	(3,879,453)	(9.4)
Ball Corp.	(174,381)	(11,992,181)	(29.0)
Crown Holdings, Inc.	(4,481)	(413,014)	(1.0)

		(16,284,648)

Diversified Consumer Services
Service Corp. International	(4,522)	(312,561)	(0.8)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(1,235,728)	(13,481,792)	(32.6)

Electric Utilities
Duke Energy Corp.	(40,033)	(4,291,938)	(10.4)
Edison International	(264,895)	(16,751,960)	(40.5)
FirstEnergy Corp.	(47,118)	(1,808,860)	(4.4)
NRG Energy, Inc.	(374,342)	(14,288,634)	(34.6)
PG&E Corp.	(207,099)	(2,066,848)	(5.0)

		(39,208,240)

Electronic Equipment, Instruments & Components
CDW Corp.	(105,032)	(16,548,842)	(40.1)
Teledyne Technologies, Inc.	(41,565)	(15,591,447)	(37.7)

		(32,140,289)

Energy Equipment & Services
Baker Hughes Co., Class A	(363,251)	(10,487,056)	(25.4)
NOV, Inc.	(121,096)	(2,047,733)	(5.0)
Patterson-UTI Energy, Inc.	(228,938)	(3,608,063)	(8.7)
Schlumberger NV	(37,619)	(1,345,256)	(3.2)

		(17,488,108)

Entertainment
Netflix, Inc.	(26,677)	(4,665,007)	(11.3)

Equity Real Estate Investment Trusts (REITs)
American Homes 4 Rent, Class A	(63,185)	(2,239,276)	(5.4)

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.	(65,887)	$(16,840,058)	(40.8)%
Digital Realty Trust, Inc.	(14,371)	(1,865,787)	(4.5)
Equinix, Inc.	(10,477)	(6,883,599)	(16.7)
Host Hotels & Resorts, Inc.	(66,650)	(1,045,072)	(2.5)
Iron Mountain, Inc.	(59,563)	(2,900,122)	(7.0)
Medical Properties Trust, Inc.	(45,073)	(688,265)	(1.7)
Omega Healthcare Investors, Inc.	(483,960)	(13,642,832)	(33.0)
Realty Income Corp.	(82,584)	(5,637,184)	(13.7)
Sun Communities, Inc.	(127,864)	(20,376,407)	(49.3)
VICI Properties, Inc.	(63,967)	(1,905,577)	(4.6)
Welltower, Inc.	(120,452)	(9,919,222)	(24.0)
WP Carey Inc.	(89,053)	(7,378,932)	(17.9)

		(91,322,333)

Food & Staples Retailing
Albertsons Companies Inc., Class A	(150,648)	(4,025,315)	(9.8)
Performance Food Group Co.	(321,680)	(14,790,846)	(35.8)
Sysco Corp.	(206,444)	(17,487,871)	(42.3)

		(36,304,032)

Food Products
Bunge Ltd.	(101,447)	(9,200,229)	(22.3)
Conagra Brands, Inc.	(16,313)	(558,557)	(1.3)
Lamb Weston Holdings, Inc.	(42,890)	(3,064,919)	(7.4)

		(12,823,705)

Gas Utilities
UGI Corp.	(103,220)	(3,985,324)	(9.7)

Health Care Equipment & Supplies
Becton Dickinson & Co.	(16,433)	(4,051,228)	(9.8)
Dentsply Sirona, Inc.	(641,147)	(22,908,182)	(55.5)
STERIS PLC	(76,292)	(15,727,596)	(38.1)
Zimmer Biomet Holdings, Inc.	(99,208)	(10,422,792)	(25.2)

		(53,109,798)

Health Care Providers & Services
DaVita, Inc.	(6,638)	(530,774)	(1.3)
HCA Healthcare, Inc.	(68,785)	(11,560,007)	(28.0)
Molina Healthcare Inc.	(814)	(227,603)	(0.5)
Tenet Healthcare Corp.	(119,476)	(6,279,659)	(15.2)
UnitedHealth Group, Inc.	(25,232)	(12,959,912)	(31.4)

		(31,557,955)

Hotels, Restaurants & Leisure
Carnival Corp.	(1,068,433)	(9,241,945)	(22.4)
Las Vegas Sands Corp.	(694,176)	(23,317,372)	(56.4)
Norwegian Cruise Line Holdings Ltd.	(1,536,691)	(17,088,004)	(41.4)
Penn National Gaming Inc.	(56,683)	(1,724,297)	(4.2)
Royal Caribbean Cruises Ltd.	(185,596)	(6,479,156)	(15.7)

		(57,850,774)

Household Durables
Dr. Horton, Inc.	(7,701)	(509,729)	(1.3)
KB Home	(309,411)	(8,805,837)	(21.3)

		(9,315,566)

Independent Power and Renewable Electricity Producers
AES Corp.	(605,722)	(12,726,219)	(30.8)
Vistra Corp.	(821,116)	(18,762,501)	(45.4)

		(31,488,720)

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Insurance
Assurant, Inc.	(10,614)	$(1,834,630)	(4.4)%
Brown & Brown, Inc.	(180,701)	(10,542,096)	(25.5)
Marsh & McLennan Cos., Inc.	(119,922)	(18,617,891)	(45.1)
Progressive Corp.	(38,327)	(4,456,280)	(10.8)

		(35,450,897)

Internet & Direct Marketing Retail
Amazon.com, Inc.	(37,437)	(3,976,184)	(9.6)

IT Services
Broadridge Financial Solutions, Inc.	(49,891)	(7,111,962)	(17.2)
Fidelity National Information Services, Inc.	(31,613)	(2,897,964)	(7.0)
Fiserv, Inc.	(65,685)	(5,843,994)	(14.2)
Global Payments, Inc.	(20,743)	(2,295,005)	(5.6)
International Business Machines Corp.	(33,694)	(4,757,256)	(11.5)
PayPal Holdings, Inc.	(22,389)	(1,563,648)	(3.8)
Twilio Inc., Class A	(34,090)	(2,857,083)	(6.9)

		(27,326,912)

Leisure Products
Brunswick Corp.	(208,616)	(13,639,314)	(33.0)

Life Sciences Tools & Services
Agilent Technologies, Inc.	(47,707)	(5,666,160)	(13.7)
Avantor, Inc.	(9,674)	(300,862)	(0.7)
PerkinElmer, Inc.	(542)	(77,083)	(0.2)
Thermo Fisher Scientific, Inc.	(2,968)	(1,612,455)	(3.9)

		(7,656,560)

Machinery
Wabtec Corp.	(7,122)	(584,574)	(1.4)

Media
Charter Communications, Inc., Class A	(422)	(197,719)	(0.5)
DISH Network Corp., Class A	(339,674)	(6,090,355)	(14.7)
Paramount Global, Class B	(1,064,566)	(26,273,489)	(63.6)

		(32,561,563)

Metals & Mining
Teck Resources Ltd., Class B	(211,742)	(6,472,953)	(15.7)
U.S. Steel Corp.	(319,395)	(5,720,364)	(13.8)

		(12,193,317)

Multiline Retail
Dollar General Corp.	(18,980)	(4,658,451)	(11.3)
Dollar Tree, Inc.	(28,339)	(4,416,633)	(10.7)
Macy’s Inc.	(290,516)	(5,322,253)	(12.9)
Nordstrom, Inc.	(34,668)	(732,535)	(1.7)

		(15,129,872)

Multi-Utilities
NiSource, Inc.	(13,510)	(398,410)	(1.0)

Oil, Gas & Consumable Fuels
Antero Resources Corp.	(72,404)	(2,219,183)	(5.3)
Cenovus Energy Inc.	(23,537)	(447,438)	(1.1)
ConocoPhillips	(137,704)	(12,367,196)	(29.9)
Continental Resources, Inc.	(123,769)	(8,088,304)	(19.6)
Hess Corp.	(7,743)	(820,294)	(2.0)

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.	(298,845)	$(13,495,840)	(32.7)%
Kinder Morgan, Inc.	(9,447)	(158,332)	(0.4)
Marathon Oil Corp.	(231,961)	(5,214,483)	(12.6)
Occidental Petroleum Corp.	(18,119)	(1,066,847)	(2.6)
Ovintiv, Inc.	(565,516)	(24,990,152)	(60.5)

		(68,868,069)

Personal Products
Estee Lauder Cos., Inc., Class A	(9,227)	(2,349,840)	(5.7)

Pharmaceuticals
Bausch Health Cos., Inc.	(57,199)	(478,184)	(1.2)
Catalent, Inc.	(110,676)	(11,874,428)	(28.7)
Elanco Animal Health, Inc.	(57,894)	(1,136,459)	(2.7)
Viatris Inc.	(322,825)	(3,379,978)	(8.2)

		(16,869,049)

Professional Services
Booz Allen Hamilton Holding Corp.	(160,455)	(14,498,714)	(35.1)
Clarivate PLC	(299,473)	(4,150,696)	(10.1)
Equifax, Inc.	(70,209)	(12,832,801)	(31.1)
Leidos Holdings, Inc.	(218,314)	(21,986,403)	(53.2)

		(53,468,614)

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(14,452)	(7,020,926)	(17.0)
Entegris, Inc.	(265,546)	(24,464,753)	(59.2)
Intel Corp.	(48,221)	(1,803,947)	(4.4)
Marvell Technology, Inc.	(240,922)	(10,487,335)	(25.4)

		(43,776,961)

Software
Oracle Corp.	(374,327)	(26,154,228)	(63.3)

Specialty Retail
Carvana Co., Class A	(16,769)	(378,644)	(0.9)
Foot Locker, Inc.	(166,653)	(4,207,988)	(10.2)
Gap, Inc.	(2,585,668)	(21,305,904)	(51.6)
Lithia Motors, Inc., Class A	(57,305)	(15,747,987)	(38.1)
Ross Stores, Inc.	(5,842)	(410,284)	(1.0)

		(42,050,807)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(599,571)	(27,706,176)	(67.1)
HP, Inc.	(51,287)	(1,681,188)	(4.1)

		(29,387,364)

Textiles, Apparel & Luxury Goods
Ralph Lauren Corp., Class A	(51,187)	(4,588,915)	(11.1)

Tobacco
Altria Group, Inc.	(272,758)	(11,393,102)	(27.6)
Philip Morris International, Inc.	(16,188)	(1,598,403)	(3.9)

		(12,991,505)

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(62,263)	$(8,376,864)	(20.3)%

Total Reference Entity — Short		(1,119,242,044)

Net Value of Reference Entity — Barclays Bank PLC		$41,302,917

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 26, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	86,558	$37,216,478	1,272.2%
Northrop Grumman Corp.	4,270	2,043,494	69.8

		39,259,972

Airlines
Southwest Airlines Co.	449,239	16,226,513	554.7

Auto Components
Goodyear Tire & Rubber Co.	24,545	262,877	9.0

Building Products
Johnson Controls International PLC	19,833	949,604	32.5

Chemicals
Dow, Inc.	104,203	5,377,917	183.8

Communications Equipment
Cisco Systems, Inc.	707,308	30,159,613	1,030.9

Consumer Finance
American Express Co.	42,135	5,840,754	199.7

Containers & Packaging
Packaging Corp. of America	174,821	24,037,887	821.7
Westrock Co.	648,709	25,844,567	883.4

		49,882,454

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	7,695	2,100,889	71.8

Electric Utilities
American Electric Power Co., Inc.	179,968	17,266,130	590.2
Exelon Corp.	471,229	21,356,098	730.0

		38,622,228

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	50,031	5,607,975	191.7

Energy Equipment & Services
Halliburton Co.	461,447	14,470,978	494.7

Entertainment
Walt Disney Co.	238,777	22,540,549	770.5

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs)
Equity Residential	250,693	$18,105,048	618.9%
Weyerhaeuser Co.	962,516	31,878,530	1,089.7

		49,983,578

Food & Staples Retailing
Kroger Co.	370,817	17,550,769	599.9

Food Products
Campbell Soup Co.	11,651	559,830	19.1
Kraft Heinz Co.	104,909	4,001,229	136.8
Tyson Foods, Inc., Class A	56,377	4,851,805	165.9

		9,412,864

Health Care Equipment & Supplies
Baxter International, Inc.	386,189	24,804,920	847.9

Health Care Providers & Services
Cardinal Health, Inc.	190,571	9,961,146	340.5
CVS Health Corp.	134,372	12,450,910	425.6
HCA Healthcare, Inc.	1,361	228,730	7.8
McKesson Corp.	69,473	22,662,787	774.7
Quest Diagnostics, Inc.	149,985	19,945,005	681.8

		65,248,578

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	281,243	13,991,839	478.3
Expedia Group, Inc.	102,230	9,694,471	331.4
Marriott International, Inc., Class A	30,324	4,124,367	141.0
McDonald’s Corp.	59,536	14,698,248	502.4
MGM Resorts International	189,077	5,473,779	187.1
Yum! Brands, Inc.	103,362	11,732,621	401.0

		59,715,325

Household Durables
Toll Brothers, Inc.	517,001	23,058,244	788.2
Whirlpool Corp.	6,394	990,239	33.8

		24,048,483

Household Products
Procter & Gamble Co.	118,077	16,978,292	580.4

Insurance
Allstate Corp.	81,802	10,366,767	354.4
American International Group, Inc.	436,166	22,301,168	762.3
Chubb Ltd.	7,747	1,522,905	52.1
Hartford Financial Services Group, Inc.	149,846	9,804,424	335.1
Lincoln National Corp.	512,125	23,952,086	818.8
Loews Corp.	101,401	6,009,023	205.4
Marsh & McLennan Cos., Inc.	50,583	7,853,011	268.4

		81,809,384

IT Services
DXC Technology Co.	847,265	25,680,602	877.8

Media
Altice USA, Inc., Class A	3,037,892	28,100,501	960.6
Omnicom Group, Inc.	45,142	2,871,483	98.1

		30,971,984

Metals & Mining
Barrick Gold Corp.	833,039	14,736,460	503.7
Cleveland-Cliffs, Inc.	774,280	11,900,684	406.8

44	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Metals & Mining (continued)
Freeport-McMoRan, Inc.	700,166	$20,486,857	700.3%
Newmont Corp.	364,868	21,771,673	744.2

		68,895,674

Multiline Retail
Target Corp.	27,697	3,911,647	133.7

Multi-Utilities
Sempra Energy	27,619	4,150,307	141.9

Oil, Gas & Consumable Fuels
APA Corp.	656,292	22,904,591	782.9
ConocoPhillips	246,075	22,099,996	755.4
Kinder Morgan, Inc.	1,738,043	29,129,601	995.7
Marathon Petroleum Corp.	174,073	14,310,541	489.2
Occidental Petroleum Corp.	371,391	21,867,502	747.5
Ovintiv, Inc.	144,395	6,380,815	218.1
Targa Resources Corp.	6,302	376,040	12.9
TC Energy Corp.	16,976	879,527	30.1
Valero Energy Corp.	129,418	13,754,545	470.2

		131,703,158

Pharmaceuticals
Bristol-Myers Squibb Co.	137,863	10,615,451	362.9
Johnson & Johnson	17,882	3,174,234	108.5
Pfizer, Inc.	290,535	15,232,750	520.7

		29,022,435

Road & Rail
CSX Corp.	522,426	15,181,700	519.0
Norfolk Southern Corp.	5,756	1,308,281	44.7
Union Pacific Corp.	2,584	551,115	18.8

		17,041,096

Specialty Retail
AutoZone, Inc.	8,621	18,527,563	633.3
Home Depot, Inc.	42,801	11,739,030	401.3
Lowe’s Cos., Inc.	197,065	34,421,344	1,176.6

		64,687,937

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	114,517	5,291,830	180.9
HP, Inc.	1,000,120	32,783,934	1,120.7
Xerox Holdings Corp.	54,412	808,018	27.6

		38,883,782

Tobacco
Altria Group, Inc.	330,761	13,815,887	472.3

Total Reference Entity — Long		1,009,619,025

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(87,265)	(11,930,871)	(407.8)
Howmet Aerospace, Inc.	(389,062)	(12,236,000)	(418.3)
Raytheon Technologies Corp.	(10,393)	(998,871)	(34.1)
TransDigm Group, Inc.	(39,961)	(21,445,870)	(733.1)

		(46,611,612)

Security	Shares	Value	% of Basket Value

Air Freight & Logistics
United Parcel Service, Inc., Class B	(4,237)	$(773,422)	(26.4)%

Airlines
Delta Air Lines, Inc.	(767,108)	(22,223,119)	(759.6)
United Airlines Holdings, Inc.	(286,085)	(10,133,130)	(346.4)

		(32,356,249)

Automobiles
Tesla, Inc.	(12,738)	(8,578,024)	(293.2)

Chemicals
Ashland Global Holdings, Inc.	(164,838)	(16,986,556)	(580.6)
Corteva, Inc.	(309,703)	(16,767,320)	(573.2)
Eastman Chemical Co.	(56,175)	(5,042,830)	(172.4)
Olin Corp.	(298,576)	(13,818,097)	(472.3)
Sherwin-Williams Co.	(151,846)	(33,999,838)	(1,162.2)

		(86,614,641)

Communications Equipment
Motorola Solutions, Inc.	(151,451)	(31,744,130)	(1,085.1)

Consumer Finance
Ally Financial, Inc.	(490,242)	(16,428,010)	(561.6)
Capital One Financial Corp.	(71,080)	(7,405,825)	(253.1)
Navient Corp.	(105,787)	(1,479,960)	(50.6)
OneMain Holdings, Inc.	(64,709)	(2,418,822)	(82.7)

		(27,732,617)

Containers & Packaging
Ball Corp.	(267,720)	(18,411,104)	(629.3)
Sealed Air Corp.	(357,811)	(20,652,851)	(706.0)

		(39,063,955)

Diversified Telecommunication Services
AT&T, Inc.	(93,081)	(1,950,978)	(66.7)
Lumen Technologies, Inc.	(826,743)	(9,019,766)	(308.3)
Verizon Communications, Inc.	(149,451)	(7,584,638)	(259.3)

		(18,555,382)

Electric Utilities
FirstEnergy Corp.	(382,456)	(14,682,486)	(501.9)
Nextera Energy, Inc.	(274,241)	(21,242,708)	(726.1)
NRG Energy, Inc.	(484,508)	(18,493,670)	(632.2)
Southern Co.	(174,780)	(12,463,562)	(426.0)

		(66,882,426)

Entertainment
Netflix, Inc.	(31,903)	(5,578,878)	(190.7)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(780,668)	(12,240,874)	(418.4)
Iron Mountain, Inc.	(249,779)	(12,161,740)	(415.7)
Simon Property Group, Inc.	(58,046)	(5,509,726)	(188.4)

		(29,912,340)

Food & Staples Retailing
Albertsons Companies Inc., Class A	(213,425)	(5,702,716)	(194.9)
Walmart, Inc.	(118,538)	(14,411,850)	(492.7)

		(20,114,566)

Food Products
Conagra Brands, Inc.	(563,421)	(19,291,535)	(659.4)

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Food Products (continued)
General Mills, Inc.	(194,646)	$(14,686,041)	(502.0)%
Lamb Weston Holdings, Inc.	(204,885)	(14,641,082)	(500.5)

		(48,618,658)

Health Care Equipment & Supplies
Boston Scientific Corp.	(542,265)	(20,210,217)	(690.8)

Health Care Providers & Services
DaVita, Inc.	(221,305)	(17,695,548)	(604.9)
Tenet Healthcare Corp.	(14,306)	(751,923)	(25.7)
UnitedHealth Group, Inc.	(52,324)	(26,875,176)	(918.7)
Universal Health Services, Inc., Class B	(33,525)	(3,376,303)	(115.4)

		(48,698,950)

Hotels, Restaurants & Leisure
Aramark	(563,121)	(17,248,396)	(589.6)
Carnival Corp.	(132,198)	(1,143,513)	(39.1)
Darden Restaurants, Inc.	(9,128)	(1,032,559)	(35.3)
Royal Caribbean Cruises Ltd.	(152,148)	(5,311,487)	(181.5)

		(24,735,955)

Household Durables
Dr. Horton, Inc.	(59,549)	(3,941,548)	(134.7)
Lennar Corp., Class A	(9,718)	(685,799)	(23.5)
PulteGroup, Inc.	(334,255)	(13,246,526)	(452.8)

		(17,873,873)

Independent Power and Renewable Electricity Producers
AES Corp.	(495,032)	(10,400,622)	(355.5)
Vistra Corp.	(580,313)	(13,260,152)	(453.3)

		(23,660,774)

Industrial Conglomerates
Honeywell International, Inc.	(10,967)	(1,906,174)	(65.2)

Insurance
MetLife Inc.	(157,676)	(9,900,476)	(338.4)
Prudential Financial, Inc.	(99,656)	(9,535,086)	(326.0)

		(19,435,562)

IT Services
International Business Machines Corp.	(286,074)	(40,390,788)	(1,380.7)

Life Sciences Tools & Services
Danaher Corp.	(126,779)	(32,141,012)	(1,098.7)

Machinery
Caterpillar, Inc.	(100,360)	(17,940,354)	(613.3)
Deere & Co.	(73,316)	(21,955,942)	(750.5)

		(39,896,296)

Media
Charter Communications, Inc., Class A	(33,110)	(15,513,028)	(530.3)
Comcast Corp., Class A	(557,199)	(21,864,489)	(747.4)

		(37,377,517)

Metals & Mining
Teck Resources Ltd., Class B	(33,530)	(1,025,012)	(35.1)
U.S. Steel Corp.	(379,501)	(6,796,863)	(232.3)

		(7,821,875)

Security	Shares	Value	% of Basket Value

Multiline Retail
Kohl’s Corp.	(130,126)	$(4,644,197)	(158.8)%
Nordstrom, Inc.	(311,829)	(6,588,947)	(225.2)

		(11,233,144)

Multi-Utilities
Dominion Energy, Inc.	(251,768)	(20,093,604)	(686.9)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(198,638)	(10,662,888)	(364.5)
Devon Energy Corp.	(547,399)	(30,167,159)	(1,031.2)
Enbridge, Inc.	(235,557)	(9,954,639)	(340.3)
Hess Corp.	(229,791)	(24,344,059)	(832.1)
Murphy Oil Corp.	(369,776)	(11,163,537)	(381.6)
Pioneer Natural Resources Co.	(47,727)	(10,646,939)	(363.9)
Williams Cos., Inc.	(560,306)	(17,487,150)	(597.8)

		(114,426,371)

Road & Rail
Avis Budget Group, Inc.	(13,581)	(1,997,494)	(68.3)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(205,224)	(15,693,479)	(536.4)

Software
Oracle Corp.	(108,523)	(7,582,502)	(259.2)

Specialty Retail
Bath & Body Works, Inc.	(157,978)	(4,252,768)	(145.4)
Best Buy Co., Inc.	(47,668)	(3,107,477)	(106.2)
Gap, Inc.	(1,209,342)	(9,964,978)	(340.6)

		(17,325,223)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(483,380)	(6,090,588)	(208.2)
Radian Group, Inc.	(122,925)	(2,415,476)	(82.6)

		(8,506,064)

Trading Companies & Distributors
United Rentals, Inc.	(48,469)	(11,773,605)	(402.4)

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(154,424)	(20,776,205)	(710.2)

Total Reference Entity — Short		(1,006,693,584)

Net Value of Reference Entity — Barclays Bank PLC		$2,925,441

The following table represents the individual long and short positions and relatedvalues of the equity securities underlying the total return swap with BNP Paribas SAas of period end, termination date April 29, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
General Dynamics Corp.	3,768	$833,670	3.3%
Lockheed Martin Corp.	12,815	5,509,937	21.7
Textron, Inc.	36,011	2,199,192	8.6

		8,542,799

46	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Air Freight & Logistics
United Parcel Service, Inc., Class B	19,837	$3,621,046	14.2%

Airlines
Southwest Airlines Co.	325,371	11,752,401	46.2

Automobiles
Harley-Davidson, Inc.	180,669	5,719,981	22.5
Thor Industries, Inc.	58,814	4,395,170	17.3

		10,115,151

Beverages
Molson Coors Beverage Co., Class B	30,667	1,671,658	6.6

Biotechnology
Biogen, Inc.	6,131	1,250,356	4.9
Gilead Sciences, Inc.	4,723	291,929	1.2

		1,542,285

Building Products
Owens Corning	77,898	5,788,600	22.8

Capital Markets
CME Group Inc., Class A	35,755	7,319,048	28.8

Chemicals
Celanese Corp., Class A	54,440	6,402,688	25.2
CF Industries Holdings, Inc.	77,257	6,623,243	26.1
Dow, Inc.	19,870	1,025,491	4.0
DuPont de Nemours, Inc.	186,356	10,357,666	40.7
Huntsman Corp.	91,280	2,587,788	10.2
LyondellBasell Industries NV, Class A	5,322	465,462	1.8
Mosaic Co.	251,369	11,872,158	46.7
Nutrien Ltd.	105,536	8,410,164	33.1
Westlake Corp.	40,242	3,944,521	15.5

		51,689,181

Construction Materials
Martin Marietta Materials, Inc.	4,048	1,211,323	4.8
Vulcan Materials Co.	11,728	1,666,549	6.5

		2,877,872

Consumer Finance
American Express Co.	23,321	3,232,757	12.7

Containers & Packaging
Westrock Co.	84,326	3,359,548	13.2

Diversified Consumer Services
H&R Block, Inc.	29,024	1,025,128	4.0

Diversified Financial Services
Equitable Holdings, Inc.	62,710	1,634,850	6.4
Voya Financial, Inc.	89,664	5,337,698	21.0

		6,972,548

Electric Utilities
PPL Corp.	75,723	2,054,365	8.1
Xcel Energy Inc.	1,430	101,187	0.4

		2,155,552

Entertainment
Live Nation Entertainment, Inc.	27,448	2,266,656	8.9

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	87,561	7,791,178	30.6
Camden Property Trust	2,912	391,606	1.5
CubeSmart	33,753	1,441,928	5.7

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential	25,283	$1,825,938	7.2%
Extra Space Storage, Inc.	7,839	1,333,571	5.3
Federal Realty Investment Trust	29,105	2,786,513	11.0
Healthpeak Properties, Inc.	393,775	10,202,710	40.1
Prologis Inc.	88,631	10,427,437	41.0
Public Storage	32,459	10,148,956	39.9
Regency Centers Corp.	56,600	3,356,946	13.2
Sba Communications Corp., Class A	11,075	3,544,554	13.9
Simon Property Group, Inc.	12,012	1,140,179	4.5
STORE Capital Corp.	27,893	727,449	2.9
Vornado Realty Trust	281,682	8,053,288	31.7
Weyerhaeuser Co.	84,590	2,801,621	11.0

		65,973,874

Food & Staples Retailing
Kroger Co.	17,231	815,543	3.2
US Foods Holding Corp.	8,601	263,879	1.0
Walgreens Boots Alliance Inc.	129,491	4,907,709	19.3

		5,987,131

Food Products
Archer-Daniels-Midland Co.	228,657	17,743,783	69.8
Hormel Foods Corp.	39,276	1,860,111	7.3
McCormick & Co., Inc., Non-voting shares	4,170	347,153	1.4
Tyson Foods, Inc., Class A	2,667	229,522	0.9

		20,180,569

Gas Utilities
Atmos Energy Corp.	8,294	929,757	3.7

Health Care Equipment & Supplies
Abbott Laboratories	1,952	212,085	0.8
Baxter International, Inc.	15,983	1,026,588	4.0
Medtronic PLC	5,209	467,508	1.9
Stryker Corp.	6,678	1,328,454	5.2

		3,034,635

Health Care Providers & Services
Cigna Corp.	15,365	4,048,985	15.9
CVS Health Corp.	49,331	4,571,010	18.0

		8,619,995

Hotels, Restaurants & Leisure
Booking Holdings, Inc.	179	313,069	1.2
Boyd Gaming Corp.	74,484	3,705,579	14.6
Expedia Group, Inc.	143,949	13,650,684	53.7
Marriott International, Inc., Class A	11,559	1,572,140	6.2
MGM Resorts International	328,433	9,508,135	37.4
SeaWorld Entertainment Inc.	5,191	229,338	0.9
Starbucks Corp.	86,424	6,601,929	26.0
Wynn Resorts Ltd.	62,068	3,536,635	13.9

		39,117,509

Household Durables
Whirlpool Corp.	2,038	315,625	1.2

Household Products
Church & Dwight Co., Inc.	72,021	6,673,466	26.3
Clorox Co.	9,220	1,299,835	5.1

		7,973,301

Insurance
American International Group, Inc.	42,042	2,149,607	8.5
Chubb Ltd.	47,895	9,415,199	37.0

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Insurance (continued)
Hartford Financial Services Group, Inc.	6,101	$399,188	1.6%
Lincoln National Corp.	272,463	12,743,095	50.1
Manulife Financial Corp., Common Subscription Receipt	156,217	2,707,241	10.6
Prudential Financial, Inc.	11,654	1,115,055	4.4

		28,529,385

Interactive Media & Services
Match Group, Inc.	87,335	6,086,376	23.9

IT Services
Block, Inc., Class A	44,998	2,765,577	10.9
DXC Technology Co.	47,441	1,437,937	5.7
Gartner, Inc.	10,294	2,489,398	9.8
GoDaddy, Inc., Class A	294,715	20,500,376	80.6
VeriSign Inc.	99,986	16,730,657	65.8

		43,923,945

Life Sciences Tools & Services
Charles River Laboratories International, Inc.	48,613	10,401,724	40.9
Illumina, Inc.	23,757	4,379,840	17.2

		14,781,564

Machinery
Fortive Corp.	373,466	20,309,081	79.9
Parker-Hannifin Corp.	11,759	2,893,302	11.4

		23,202,383

Media
Cable One, Inc.	11,016	14,203,149	55.8
Fox Corp., Class A	201,394	6,476,831	25.5
Omnicom Group, Inc.	153,039	9,734,811	38.3

		30,414,791

Metals & Mining
Alcoa Corp.	30,536	1,391,831	5.5
Kinross Gold Corp.	913,665	3,270,921	12.9
Newmont Corp.	166,801	9,953,016	39.1
Nucor Corp.	119,164	12,441,913	48.9
Southern Copper Corp.	120,700	6,012,067	23.6
Steel Dynamics, Inc.	12,489	826,147	3.3

		33,895,895

Multiline Retail
Kohl’s Corp.	58,057	2,072,054	8.2

Multi-Utilities
CMS Energy Corp.	18,069	1,219,658	4.8
DTE Energy Co.	5,959	755,303	3.0

		1,974,961

Oil, Gas & Consumable Fuels
Callon Petroleum Co.	103,797	4,068,842	16.0
Chevron Corp.	19,115	2,767,470	10.9
CNX Resources Corp.	108,276	1,782,223	7.0
Coterra Energy Inc.	71,424	1,842,025	7.2
Devon Energy Corp.	225,441	12,424,054	48.9
Marathon Petroleum Corp.	62,313	5,122,752	20.1
PBF Energy Inc., Class A	591,212	17,156,972	67.5
Phillips 66	2,487	203,909	0.8
Range Resources Corp.	70,366	1,741,559	6.9

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	820	$48,929	0.2%
Valero Energy Corp.	2,150	228,502	0.9

		47,387,237

Pharmaceuticals
Pfizer, Inc.	20,706	1,085,616	4.3
Zoetis, Inc.	8,204	1,410,185	5.5

		2,495,801

Road & Rail
Avis Budget Group, Inc.	32,630	4,799,220	18.9
CSX Corp.	164,519	4,780,922	18.8
JB Hunt Transport Services, Inc.	5,695	896,792	3.5
Norfolk Southern Corp.	60,809	13,821,278	54.4
Union Pacific Corp.	19,469	4,152,348	16.3

		28,450,560

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	9,772	889,057	3.5
Lam Research Corp.	2,138	911,109	3.6
ON Semiconductor Corp.	42,730	2,149,746	8.5
Qualcomm, Inc.	19,987	2,553,139	10.0
Skyworks Solutions Inc.	39,274	3,638,343	14.3
Synaptics Inc.	22,655	2,674,423	10.5

		12,815,817

Software
Autodesk Inc.	20,975	3,606,861	14.2
Elastic NV	83,881	5,676,227	22.3
Fair Isaac Corp.	22,244	8,917,620	35.1
PTC Inc.	74,765	7,950,510	31.3
Salesforce.com., Inc.	29,504	4,869,340	19.1

		31,020,558

Specialty Retail
Advance Auto Parts, Inc.	71	12,289	0.0
Bath & Body Works, Inc.	55,416	1,491,799	5.9
Best Buy Co., Inc.	93,673	6,106,543	24.0
Lowe’s Cos., Inc.	11,284	1,970,976	7.8
Murphy USA Inc.	10,943	2,548,297	10.0
O’Reilly Automotive, Inc.	17,254	10,900,387	42.9

		23,030,291

Technology Hardware, Storage & Peripherals
NetApp, Inc.	23,622	1,541,099	6.1
Seagate Technology Holdings PLC	29,967	2,140,843	8.4

		3,681,942

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	119,405	1,228,677	4.8
Tapestry, Inc.	433,081	13,217,632	52.0
Under Armour, Inc., Class A	338,305	2,818,081	11.1
VF Corp.	160,630	7,095,027	27.9

		24,359,417

Total Reference Entity — Long		634,187,603

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(99,506)	(13,604,460)	(53.5)

48	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Aerospace & Defense (continued)
Spirit AeroSystems Holdings, Inc., Class A	(475,058)	$(13,919,200)	(54.7)%
TransDigm Group, Inc.	(5,094)	(2,733,797)	(10.8)

		(30,257,457)

Air Freight & Logistics
CH Robinson Worldwide, Inc.	(22,467)	(2,277,480)	(9.0)
FedEx Corp.	(7,200)	(1,632,312)	(6.4)

		(3,909,792)

Airlines
Delta Air Lines, Inc.	(244,397)	(7,080,181)	(27.8)

Auto Components
Aptiv PLC	(214,105)	(19,070,332)	(75.0)
Goodyear Tire & Rubber Co.	(560,227)	(6,000,031)	(23.6)
Lear Corp.	(20,460)	(2,575,710)	(10.1)

		(27,646,073)

Automobiles
Ford Motor Co.	(410,205)	(4,565,582)	(18.0)

Building Products
Carlisle Cos., Inc.	(34,793)	(8,301,958)	(32.7)
Fortune Brands Home & Security, Inc.	(47,192)	(2,825,857)	(11.1)

		(11,127,815)

Capital Markets
Brookfield Asset Management, Inc., Class A	(191,326)	(8,508,267)	(33.5)
Moody’s Corp.	(36,979)	(10,057,179)	(39.5)
S&P Global, Inc.	(19,384)	(6,533,571)	(25.7)

		(25,099,017)

Chemicals
Air Products & Chemicals, Inc.	(20,755)	(4,991,163)	(19.6)
Albemarle Corp.	(16,543)	(3,457,156)	(13.6)
Axalta Coating Systems Ltd.	(237,435)	(5,249,688)	(20.6)
Chemours Co.	(30,520)	(977,250)	(3.8)
International Flavors & Fragrances, Inc.	(2,724)	(324,483)	(1.3)
PPG Industries, Inc.	(24,157)	(2,762,111)	(10.9)
Scotts Miracle-Gro Co.	(21,196)	(1,674,272)	(6.6)
Sherwin-Williams Co.	(37,127)	(8,313,107)	(32.7)

		(27,749,230)

Communications Equipment
Motorola Solutions, Inc.	(53,357)	(11,183,627)	(44.0)

Construction & Engineering
Quanta Services, Inc.	(22,632)	(2,836,695)	(11.2)

Consumer Finance
Ally Financial, Inc.	(48,382)	(1,621,281)	(6.4)
OneMain Holdings, Inc.	(21,891)	(818,285)	(3.2)

		(2,439,566)

Containers & Packaging
Amcor PLC	(1,761,702)	(21,897,956)	(86.1)
Ball Corp.	(99,251)	(6,825,491)	(26.9)

		(28,723,447)

Diversified Consumer Services
Service Corp. International	(8,100)	(559,872)	(2.2)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(1,144,164)	(12,482,829)	(49.1)

Electric Utilities
Duke Energy Corp.	(50,336)	(5,396,523)	(21.2)

Security	Shares	Value	% of Basket Value

Electric Utilities (continued)
Edison International	(6,921)	$(437,684)	(1.7)%
FirstEnergy Corp.	(198,935)	(7,637,115)	(30.1)
Nextera Energy, Inc.	(7,515)	(582,112)	(2.3)
NRG Energy, Inc.	(134,000)	(5,114,780)	(20.1)
PG&E Corp.	(260,124)	(2,596,037)	(10.2)

		(21,764,251)

Electronic Equipment, Instruments & Components
CDW Corp.	(10,102)	(1,591,671)	(6.3)
Teledyne Technologies, Inc.	(12,780)	(4,793,906)	(18.8)

		(6,385,577)

Energy Equipment & Services
Baker Hughes Co., Class A	(33,223)	(959,148)	(3.8)
Halliburton Co.	(51,996)	(1,630,595)	(6.4)
NOV, Inc.	(10,538)	(178,198)	(0.7)
Patterson-UTI Energy, Inc.	(574,452)	(9,053,363)	(35.6)
Schlumberger NV	(99,620)	(3,562,411)	(14.0)

		(15,383,715)

Entertainment
Netflix, Inc.	(13,898)	(2,430,343)	(9.6)

Equity Real Estate Investment Trusts (REITs)
American Homes 4 Rent, Class A	(25,674)	(909,887)	(3.6)
American Tower Corp.	(51,683)	(13,209,658)	(52.0)
Digital Realty Trust, Inc.	(5,252)	(681,867)	(2.7)
Equinix, Inc.	(308)	(202,362)	(0.8)
Iron Mountain, Inc.	(124,470)	(6,060,444)	(23.8)
Medical Properties Trust, Inc.	(60,836)	(928,966)	(3.6)
Omega Healthcare Investors, Inc.	(31,574)	(890,071)	(3.5)
Realty Income Corp.	(12,243)	(835,707)	(3.3)
VICI Properties, Inc.	(110,160)	(3,281,666)	(12.9)
Welltower, Inc.	(27,496)	(2,264,296)	(8.9)
WP Carey Inc.	(28,713)	(2,379,159)	(9.4)

		(31,644,083)

Food & Staples Retailing
Albertsons Companies Inc., Class A	(666,310)	(17,803,803)	(70.0)

Food Products
Bunge Ltd.	(64,847)	(5,880,975)	(23.2)
Conagra Brands, Inc.	(12,092)	(414,030)	(1.6)
Lamb Weston Holdings, Inc.	(139,816)	(9,991,251)	(39.3)

		(16,286,256)

Gas Utilities
UGI Corp.	(21,783)	(841,042)	(3.3)

Health Care Equipment & Supplies
Dentsply Sirona, Inc.	(38,033)	(1,358,919)	(5.3)
STERIS PLC	(17,221)	(3,550,109)	(14.0)

		(4,909,028)

Health Care Providers & Services
DaVita, Inc.	(21,239)	(1,698,270)	(6.7)
HCA Healthcare, Inc.	(56,208)	(9,446,317)	(37.1)
Molina Healthcare Inc.	(6,639)	(1,856,331)	(7.3)
Tenet Healthcare Corp.	(113,547)	(5,968,030)	(23.5)
UnitedHealth Group, Inc.	(7,735)	(3,972,928)	(15.6)

		(22,941,876)

Hotels, Restaurants & Leisure
Caesars Entertainment Inc.	(15,598)	(597,403)	(2.4)
Carnival Corp.	(1,600,279)	(13,842,413)	(54.4)

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	(103,983)	$(3,492,789)	(13.7)%
Norwegian Cruise Line Holdings Ltd.	(272,738)	(3,032,847)	(11.9)
Penn National Gaming Inc.	(59,513)	(1,810,385)	(7.1)
Royal Caribbean Cruises Ltd.	(133,705)	(4,667,642)	(18.4)

		(27,443,479)

Household Durables
Dr. Horton, Inc.	(6,412)	(424,410)	(1.7)
KB Home	(80,433)	(2,289,123)	(9.0)
Mohawk Industries Inc.	(10,248)	(1,271,674)	(5.0)
PulteGroup, Inc.	(3,596)	(142,510)	(0.6)
Toll Brothers, Inc.	(6,561)	(292,621)	(1.1)

		(4,420,338)

Independent Power and Renewable Electricity Producers
Vistra Corp.	(275,502)	(6,295,221)	(24.8)

Insurance
Assurant, Inc.	(122,823)	(21,229,956)	(83.5)
Marsh & McLennan Cos., Inc.	(22,758)	(3,533,179)	(13.9)
Progressive Corp.	(31,373)	(3,647,739)	(14.3)

		(28,410,874)

Internet & Direct Marketing Retail
Amazon.com, Inc.	(191,972)	(20,389,346)	(80.2)

IT Services
Fidelity National Information Services, Inc.	(50,503)	(4,629,610)	(18.2)
Fiserv, Inc.	(17,953)	(1,597,278)	(6.3)
Global Payments, Inc.	(6,735)	(745,160)	(2.9)
International Business Machines Corp.	(73,783)	(10,417,422)	(41.0)
PayPal Holdings, Inc.	(169,952)	(11,869,448)	(46.7)
Twilio Inc., Class A	(78,648)	(6,591,489)	(25.9)

		(35,850,407)

Leisure Products
Brunswick Corp.	(152,241)	(9,953,517)	(39.1)

Life Sciences Tools & Services
Agilent Technologies, Inc.	(48,607)	(5,773,053)	(22.7)
PerkinElmer, Inc.	(1,573)	(223,712)	(0.9)
Thermo Fisher Scientific, Inc.	(2,077)	(1,128,393)	(4.4)

		(7,125,158)

Machinery
Wabtec Corp.	(9,170)	(752,674)	(3.0)

Media
DISH Network Corp., Class A	(292,933)	(5,252,289)	(20.7)
Paramount Global, Class B	(120,767)	(2,980,529)	(11.7)

		(8,232,818)

Metals & Mining
Teck Resources Ltd., Class B	(61,994)	(1,895,157)	(7.4)

Mortgage Real Estate Investment Trusts (REITs)
Starwood Property Trust Inc.	(43,984)	(918,826)	(3.6)

Security	Shares	Value	% of Basket Value

Multiline Retail
Macy’s Inc.	(11,297)	$(206,961)	(0.8)%
Nordstrom, Inc.	(56,653)	(1,197,078)	(4.7)

		(1,404,039)

Oil, Gas & Consumable Fuels
Antero Resources Corp.	(102,474)	(3,140,828)	(12.3)
Canadian Natural Resources Ltd.	(17,056)	(915,566)	(3.6)
ConocoPhillips	(108,068)	(9,705,587)	(38.2)
Continental Resources, Inc.	(9,569)	(625,334)	(2.5)
Hess Corp.	(15,752)	(1,668,767)	(6.6)
Kinder Morgan, Inc.	(549)	(9,201)	(0.0)
Occidental Petroleum Corp.	(34,524)	(2,032,773)	(8.0)
Ovintiv, Inc.	(20,836)	(920,743)	(3.6)

		(19,018,799)

Personal Products
Estee Lauder Cos., Inc., Class A	(6,456)	(1,644,149)	(6.5)

Pharmaceuticals
Bausch Health Cos., Inc.	(27,823)	(232,600)	(0.9)
Catalent, Inc.	(56,831)	(6,097,398)	(24.0)
Perrigo Co PLC	(30,520)	(1,238,197)	(4.9)

		(7,568,195)

Professional Services
Booz Allen Hamilton Holding Corp.	(118,242)	(10,684,347)	(42.0)
Clarivate PLC	(218,627)	(3,030,170)	(11.9)
Equifax, Inc.	(1,688)	(308,533)	(1.2)
Leidos Holdings, Inc.	(8,921)	(898,434)	(3.6)

		(14,921,484)

Semiconductors & Semiconductor Equipment
Entegris, Inc.	(39,160)	(3,607,811)	(14.2)
Intel Corp.	(99,037)	(3,704,974)	(14.6)
Qorvo Inc.	(35,658)	(3,363,262)	(13.2)

		(10,676,047)

Software
Oracle Corp.	(19,142)	(1,337,451)	(5.3)

Specialty Retail
Carvana Co., Class A	(192,602)	(4,348,953)	(17.1)
Foot Locker, Inc.	(195,921)	(4,947,005)	(19.5)
Gap, Inc.	(686,883)	(5,659,916)	(22.3)
Lithia Motors, Inc., Class A	(54,588)	(15,001,329)	(59.0)
Ross Stores, Inc.	(9,565)	(671,750)	(2.6)

		(30,628,953)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(47,360)	(2,188,506)	(8.6)
HP, Inc.	(18,555)	(608,233)	(2.4)
Western Digital Corp.	(485,027)	(21,743,760)	(85.5)

		(24,540,499)

Tobacco
Philip Morris International, Inc.	(82,137)	(8,110,207)	(31.9)

50	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(8,726)	$(1,173,996)	(4.6)%

Total Reference Entity — Short		(608,762,791)

Net Value of Reference Entity — BNP Paribas SA		$25,424,812

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date April 29, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	5,272	$2,266,749	39.8%
Northrop Grumman Corp.	49,581	23,727,979	416.8

		25,994,728

Air Freight & Logistics
FedEx Corp.	124,144	28,144,686	494.3

Airlines
Southwest Airlines Co.	225,975	8,162,217	143.4

Auto Components
BorgWarner, Inc.	22,688	757,098	13.3
Goodyear Tire & Rubber Co.	31,660	339,079	6.0

		1,096,177

Automobiles
General Motors Co.	575,526	18,278,706	321.0

Building Products
Johnson Controls International PLC	473,707	22,681,091	398.4

Chemicals
Dow, Inc.	130,783	6,749,711	118.6

Communications Equipment
Cisco Systems, Inc.	159,175	6,787,222	119.2

Consumer Finance
American Express Co.	31,890	4,420,592	77.6

Containers & Packaging
Packaging Corp. of America	24,473	3,365,038	59.1
Westrock Co.	126,879	5,054,859	88.8

		8,419,897

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	125,821	34,351,649	603.4

Electric Utilities
American Electric Power Co., Inc.	7,715	740,177	13.0
Exelon Corp.	24,116	1,092,937	19.2

		1,833,114

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	35,912	4,025,376	70.7

Security	Shares	Value	% of Basket Value

Energy Equipment & Services
Halliburton Co.	116,120	$3,641,523	64.0%

Entertainment
Walt Disney Co.	11,786	1,112,598	19.5

Equity Real Estate Investment Trusts (REITs)
Equity Residential	164,725	11,896,440	208.9
Weyerhaeuser Co.	124,237	4,114,729	72.3

		16,011,169

Food & Staples Retailing
Kroger Co.	98,586	4,666,075	82.0

Food Products
Campbell Soup Co.	51,409	2,470,203	43.4
Kraft Heinz Co.	145,453	5,547,577	97.4
Tyson Foods, Inc., Class A	23,095	1,987,556	34.9

		10,005,336

Health Care Equipment & Supplies
Baxter International, Inc.	49,224	3,161,658	55.5

Health Care Providers & Services
Cardinal Health, Inc.	76,582	4,002,941	70.3
CVS Health Corp.	43,304	4,012,549	70.5
HCA Healthcare, Inc.	39,002	6,554,676	115.1
McKesson Corp.	825	269,123	4.7
Quest Diagnostics, Inc.	2,253	299,604	5.3

		15,138,893

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	21,231	1,056,242	18.6
Expedia Group, Inc.	155,290	14,726,151	258.6
Marriott International, Inc., Class A	61,433	8,355,502	146.8
McDonald’s Corp.	3,844	949,007	16.7
MGM Resorts International	154,062	4,460,095	78.3
Yum! Brands, Inc.	27,491	3,120,503	54.8

		32,667,500

Household Durables
Toll Brothers, Inc.	37,396	1,667,862	29.3

Household Products
Procter & Gamble Co.	28,605	4,113,113	72.2

Industrial Conglomerates
General Electric Co.	91,868	5,849,236	102.7

Insurance
Allstate Corp.	130,751	16,570,074	291.0
American International Group, Inc.	80,278	4,104,614	72.1
Chubb Ltd.	191,077	37,561,917	659.7
Hartford Financial Services Group, Inc.	48,511	3,174,075	55.8
Lincoln National Corp.	155,362	7,266,281	127.6
Loews Corp.	4,758	281,959	5.0
Marsh & McLennan Cos., Inc.	50,846	7,893,841	138.6

		76,852,761

IT Services
DXC Technology Co.	78,451	2,377,850	41.8

Media
Altice USA, Inc., Class A	143,657	1,328,827	23.3
Omnicom Group, Inc.	213,367	13,572,275	238.4

		14,901,102

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Metals & Mining
Barrick Gold Corp.	309,026	$5,466,670	96.0%
Freeport-McMoRan, Inc.	430,273	12,589,788	221.2
Newmont Corp.	81,684	4,874,084	85.6

		22,930,542

Multiline Retail
Target Corp.	143,849	20,315,794	356.8

Multi-Utilities
Sempra Energy	80,565	12,106,503	212.6

Oil, Gas & Consumable Fuels
APA Corp.	156,629	5,466,352	96.0
ConocoPhillips	6,939	623,192	10.9
Kinder Morgan, Inc.	132,684	2,223,784	39.1
Marathon Petroleum Corp.	13,436	1,104,573	19.4
Occidental Petroleum Corp.	74,628	4,394,097	77.2
Ovintiv, Inc.	11,247	497,005	8.7
Targa Resources Corp.	8,223	490,666	8.6
TC Energy Corp.	480,192	24,878,747	437.0
Valero Energy Corp.	160,313	17,038,066	299.3

		56,716,482

Pharmaceuticals
Bristol-Myers Squibb Co.	17,369	1,337,413	23.5
Johnson & Johnson	65,743	11,670,040	205.0
Pfizer, Inc.	40,758	2,136,942	37.5

		15,144,395

Road & Rail
CSX Corp.	225,743	6,560,091	115.2
Norfolk Southern Corp.	20,087	4,565,574	80.2
Union Pacific Corp.	21,788	4,646,945	81.6

		15,772,610

Specialty Retail
AutoZone, Inc.	2,518	5,411,484	95.0
Home Depot, Inc.	17,057	4,678,224	82.2
Lowe’s Cos., Inc.	17,076	2,982,665	52.4

		13,072,373

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	179,993	8,317,477	146.1
HP, Inc.	85,616	2,806,492	49.3

		11,123,969

Tobacco
Altria Group, Inc.	19,115	798,434	14.0

Total Reference Entity — Long		531,092,944

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(146,666)	(20,052,176)	(352.2)
Howmet Aerospace, Inc.	(44,818)	(1,409,526)	(24.7)
Raytheon Technologies Corp.	(31,748)	(3,051,300)	(53.6)
TransDigm Group, Inc.	(8,476)	(4,548,815)	(79.9)

		(29,061,817)

Air Freight & Logistics
United Parcel Service, Inc., Class B	(2,455)	(448,136)	(7.9)

Security	Shares	Value	% of Basket Value

Airlines
American Airlines Group Inc.	(12,121)	$(153,694)	(2.7)%
Delta Air Lines, Inc.	(417,422)	(12,092,716)	(212.4)
United Airlines Holdings, Inc.	(279,538)	(9,901,236)	(173.9)

		(22,147,646)

Automobiles
Ford Motor Co.	(820,233)	(9,129,193)	(160.4)
Tesla, Inc.	(22,771)	(15,334,447)	(269.3)

		(24,463,640)

Chemicals
Corteva, Inc.	(39,365)	(2,131,221)	(37.5)
Eastman Chemical Co.	(65,189)	(5,852,016)	(102.8)
Olin Corp.	(8,742)	(404,580)	(7.1)
Sherwin-Williams Co.	(12,238)	(2,740,211)	(48.1)

		(11,128,028)

Communications Equipment
Motorola Solutions, Inc.	(23,569)	(4,940,062)	(86.8)

Consumer Finance
Ally Financial, Inc.	(128,559)	(4,308,012)	(75.7)
Capital One Financial Corp.	(48,419)	(5,044,776)	(88.6)
OneMain Holdings, Inc.	(311,098)	(11,628,843)	(204.2)

		(20,981,631)

Containers & Packaging
Ball Corp.	(90,304)	(6,210,206)	(109.1)
Sealed Air Corp.	(51,552)	(2,975,582)	(52.2)

		(9,185,788)

Diversified Telecommunication Services
AT&T, Inc.	(809,622)	(16,969,677)	(298.0)
Lumen Technologies, Inc.	(1,637,893)	(17,869,413)	(313.9)
Verizon Communications, Inc.	(246,101)	(12,489,626)	(219.4)

		(47,328,716)

Electric Utilities
FirstEnergy Corp.	(3,755)	(144,154)	(2.5)
Nextera Energy, Inc.	(43,917)	(3,401,811)	(59.7)
NRG Energy, Inc.	(188,696)	(7,202,526)	(126.5)
Southern Co.	(5,395)	(384,718)	(6.8)

		(11,133,209)

Entertainment
Netflix, Inc.	(22,570)	(3,946,816)	(69.3)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(536,897)	(8,418,545)	(147.9)
Iron Mountain, Inc.	(75,748)	(3,688,170)	(64.8)
Simon Property Group, Inc.	(26,490)	(2,514,431)	(44.1)

		(14,621,146)

Food & Staples Retailing
Albertsons Companies Inc., Class A	(973,134)	(26,002,140)	(456.7)
Walmart, Inc.	(83,643)	(10,169,316)	(178.6)

		(36,171,456)

Food Products
General Mills, Inc.	(121,777)	(9,188,075)	(161.4)
Lamb Weston Holdings, Inc.	(22,079)	(1,577,765)	(27.7)
Mondelez International, Inc., A Shares	(20,687)	(1,284,456)	(22.6)

		(12,050,296)

52	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Equipment & Supplies
Boston Scientific Corp.	(112,632)	$(4,197,795)	(73.7)%

Health Care Providers & Services
DaVita, Inc.	(94,284)	(7,538,949)	(132.4)
Tenet Healthcare Corp.	(16,027)	(842,379)	(14.8)
UnitedHealth Group, Inc.	(15,987)	(8,211,403)	(144.2)

		(16,592,731)

Hotels, Restaurants & Leisure
Aramark	(28,308)	(867,074)	(15.2)
Royal Caribbean Cruises Ltd.	(53,910)	(1,881,998)	(33.1)

		(2,749,072)

Household Durables
Dr. Horton, Inc.	(293,375)	(19,418,491)	(341.1)

Independent Power and Renewable Electricity Producers
AES Corp.	(155,038)	(3,257,348)	(57.2)
Vistra Corp.	(720,589)	(16,465,459)	(289.2)

		(19,722,807)

Industrial Conglomerates
Honeywell International, Inc.	(195,682)	(34,011,488)	(597.4)

Insurance
MetLife Inc.	(79,517)	(4,992,872)	(87.7)
Prudential Financial, Inc.	(166,597)	(15,940,001)	(280.0)

		(20,932,873)

IT Services
Fiserv, Inc.	(138,985)	(12,365,495)	(217.2)

Life Sciences Tools & Services
Danaher Corp.	(25,605)	(6,491,380)	(114.0)

Machinery
Caterpillar, Inc.	(17,975)	(3,213,211)	(56.4)
Deere & Co.	(6,939)	(2,078,022)	(36.5)

		(5,291,233)

Media
Charter Communications, Inc., Class A	(11,406)	(5,344,053)	(93.9)
Comcast Corp., Class A	(112,519)	(4,415,246)	(77.6)
DISH Network Corp., Class A	(68,983)	(1,236,865)	(21.7)
Paramount Global, Class B	(178,589)	(4,407,577)	(77.4)

		(15,403,741)

Metals & Mining
Teck Resources Ltd., Class B	(78,618)	(2,403,352)	(42.2)
U.S. Steel Corp.	(1,281,977)	(22,960,208)	(403.3)

		(25,363,560)

Multiline Retail
Macy’s Inc.	(721,437)	(13,216,726)	(232.1)
Nordstrom, Inc.	(414,914)	(8,767,133)	(154.0)

		(21,983,859)

Multi-Utilities
Dominion Energy, Inc.	(3,447)	(275,105)	(4.8)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(26,302)	(1,411,891)	(24.8)
Devon Energy Corp.	(4,548)	(250,640)	(4.4)
Enbridge, Inc.	(40,660)	(1,718,292)	(30.2)

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.	(96,831)	$(10,258,276)	(180.2)%
Pioneer Natural Resources Co.	(4,914)	(1,096,215)	(19.2)
Williams Cos., Inc.	(10,194)	(318,155)	(5.6)

		(15,053,469)

Road & Rail
Avis Budget Group, Inc.	(41,916)	(6,165,005)	(108.3)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(271,356)	(20,750,593)	(364.5)

Software
Oracle Corp.	(60,454)	(4,223,921)	(74.2)

Specialty Retail
Best Buy Co., Inc.	(350,788)	(22,867,870)	(401.6)
Gap, Inc.	(231,425)	(1,906,942)	(33.5)

		(24,774,812)

Trading Companies & Distributors
United Rentals, Inc.	(4,933)	(1,198,275)	(21.0)

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(6,135)	(825,403)	(14.5)

Total Reference Entity — Short		(525,399,495)

Net Value of Reference Entity — BNP Paribas SA		$5,693,449

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Airlines
Southwest Airlines Co.	60,260	$2,176,591	59.9%

Automobiles
Thor Industries, Inc.	62,701	4,685,646	129.0

Beverages
Molson Coors Beverage Co., Class B	3,722	202,886	5.6

Building Products
Owens Corning	20,530	1,525,584	42.0

Chemicals
Celanese Corp., Class A	1,869	219,813	6.1
Dow, Inc.	20,523	1,059,192	29.2
Mosaic Co.	166,976	7,886,277	217.2
Nutrien Ltd.	159,628	12,720,755	350.3

		21,886,037

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	47,644	4,239,363	116.8
Federal Realty Investment Trust	3,913	374,631	10.3

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
Prologis Inc.	10,462	$1,230,854	33.9%
Vornado Realty Trust	9,321	266,487	7.3

		6,111,335

Food & Staples Retailing
US Foods Holding Corp.	6,569	201,537	5.6

Food Products
Hormel Foods Corp.	17,037	806,872	22.2

Health Care Equipment & Supplies
Baxter International, Inc.	35,480	2,278,881	62.8
Hologic, Inc.	25,976	1,800,137	49.6
Stryker Corp.	6,980	1,388,531	38.2

		5,467,549

Health Care Providers & Services
CVS Health Corp.	9,526	882,679	24.3

Hotels, Restaurants & Leisure
Expedia Group, Inc.	36,418	3,453,519	95.1

Insurance
Chubb Ltd.	7,365	1,447,812	39.9
Lincoln National Corp.	64,992	3,039,676	83.7

		4,487,488

Interactive Media & Services
Zoominfo Technologies, Inc.	23,221	771,866	21.3

IT Services
DXC Technology Co.	10,867	329,379	9.1

Life Sciences Tools & Services
Illumina, Inc.	22,507	4,149,391	114.3

Media
Fox Corp., Class A	39,275	1,263,084	34.8

Metals & Mining
Southern Copper Corp.	65,584	3,266,739	90.0

Oil, Gas & Consumable Fuels
Chevron Corp.	9,368	1,356,299	37.4
CNX Resources Corp.	4,299	70,762	1.9
Coterra Energy Inc.	398,101	10,267,025	282.8
Devon Energy Corp.	88,369	4,870,016	134.1
Marathon Petroleum Corp.	41,937	3,447,641	94.9
PBF Energy Inc., Class A	210,470	6,107,839	168.2
Range Resources Corp.	9,958	246,460	6.8

		26,366,042

Road & Rail
Avis Budget Group, Inc.	1,229	180,761	5.0
CSX Corp.	179,371	5,212,521	143.5
Norfolk Southern Corp.	2,285	519,358	14.3

		5,912,640

Semiconductors & Semiconductor Equipment
Qualcomm, Inc.	10,153	1,296,944	35.7

Security	Shares	Value	% of Basket Value

Software
Fair Isaac Corp.	32,204	$12,910,583	355.6%
PTC Inc.	1,761	187,265	5.1

		13,097,848

Specialty Retail
Bath & Body Works, Inc.	18,884	508,357	14.0

Total Reference Entity — Long		108,850,013

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(10,991)	(1,502,689)	(41.4)
Spirit AeroSystems Holdings, Inc., Class A	(49,300)	(1,444,490)	(39.8)

		(2,947,179)

Air Freight & Logistics
CH Robinson Worldwide, Inc.	(33,399)	(3,385,657)	(93.2)

Auto Components
Aptiv PLC	(14,759)	(1,314,584)	(36.2)
Goodyear Tire & Rubber Co.	(131,867)	(1,412,296)	(38.9)

		(2,726,880)

Building Products
Carlisle Cos., Inc.	(6,075)	(1,449,556)	(39.9)
Fortune Brands Home & Security, Inc.	(29,007)	(1,736,939)	(47.9)

		(3,186,495)

Capital Markets
S&P Global, Inc.	(1,630)	(549,408)	(15.1)

Chemicals
International Flavors & Fragrances, Inc.	(13,247)	(1,577,983)	(43.4)
Sherwin-Williams Co.	(1,698)	(380,199)	(10.5)

		(1,958,182)

Communications Equipment
Motorola Solutions, Inc.	(21,019)	(4,405,582)	(121.3)

Construction & Engineering
MasTec Inc.	(76,490)	(5,481,273)	(150.9)
Quanta Services, Inc.	(26,062)	(3,266,611)	(90.0)

		(8,747,884)

Containers & Packaging
Ball Corp.	(26,397)	(1,815,322)	(50.0)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(35,592)	(388,309)	(10.7)

Electric Utilities
NRG Energy, Inc.	(45,039)	(1,719,139)	(47.4)
PG&E Corp.	(96,836)	(966,423)	(26.6)

		(2,685,562)

Electronic Equipment, Instruments & Components
CDW Corp.	(6,651)	(1,047,932)	(28.9)
Teledyne Technologies, Inc.	(702)	(263,327)	(7.2)

		(1,311,259)

Energy Equipment & Services
Baker Hughes Co., Class A	(48,899)	(1,411,714)	(38.9)
Halliburton Co.	(25,660)	(804,698)	(22.2)

54	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Energy Equipment & Services (continued)
NOV, Inc.	(15,334)	$(259,298)	(7.1)%
Patterson-UTI Energy, Inc.	(218,957)	(3,450,762)	(95.0)
Schlumberger NV	(38,463)	(1,375,437)	(37.9)

		(7,301,909)

Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	(3,078)	(399,617)	(11.0)
Iron Mountain, Inc.	(7,939)	(386,550)	(10.7)

		(786,167)

Food Products
Lamb Weston Holdings, Inc.	(9,091)	(649,643)	(17.9)

Health Care Equipment & Supplies
Becton Dickinson & Co.	(8,554)	(2,108,817)	(58.1)
Dentsply Sirona, Inc.	(16,090)	(574,896)	(15.8)

		(2,683,713)

Health Care Providers & Services
HCA Healthcare, Inc.	(52,698)	(8,856,426)	(243.9)
Tenet Healthcare Corp.	(6,580)	(345,844)	(9.5)
UnitedHealth Group, Inc.	(3,095)	(1,589,685)	(43.8)

		(10,791,955)

Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	(25,474)	(855,672)	(23.6)
Norwegian Cruise Line Holdings Ltd.	(268,446)	(2,985,120)	(82.2)
Penn National Gaming Inc.	(74,889)	(2,278,123)	(62.7)
Royal Caribbean Cruises Ltd.	(107,554)	(3,754,710)	(103.4)

		(9,873,625)

Independent Power and Renewable Electricity Producers
Vistra Corp.	(98,714)	(2,255,615)	(62.1)

Insurance
Progressive Corp.	(21,928)	(2,549,569)	(70.2)

Internet & Direct Marketing Retail
Amazon.com, Inc.	(42,960)	(4,562,782)	(125.7)

IT Services
Fidelity National Information Services, Inc.	(21,403)	(1,962,013)	(54.1)
Fiserv, Inc.	(8,688)	(772,971)	(21.3)
International Business Machines Corp.	(10,826)	(1,528,523)	(42.1)
PayPal Holdings, Inc.	(69,787)	(4,873,924)	(134.2)

		(9,137,431)

Leisure Products
Brunswick Corp.	(28,701)	(1,876,471)	(51.7)

Life Sciences Tools & Services
Agilent Technologies, Inc.	(13,021)	(1,546,504)	(42.6)

Multiline Retail
Nordstrom, Inc.	(77,221)	(1,631,680)	(44.9)

Oil, Gas & Consumable Fuels
HF Sinclair Corp.	(8,858)	(400,027)	(11.0)

Pharmaceuticals
Bausch Health Cos., Inc.	(31,300)	(261,668)	(7.2)
Perrigo Co PLC	(30,252)	(1,227,324)	(33.8)

		(1,488,992)

Security	Shares	Value	% of Basket Value

Professional Services
Booz Allen Hamilton Holding Corp.	(11,123)	$(1,005,074)	(27.7)%

Semiconductors & Semiconductor Equipment
Entegris, Inc.	(3,442)	(317,111)	(8.7)

Software
Oracle Corp.	(8,620)	(602,279)	(16.6)

Specialty Retail
Gap, Inc.	(129,607)	(1,067,962)	(29.4)
Lithia Motors, Inc., Class A	(239)	(65,680)	(1.8)
Ross Stores, Inc.	(12,137)	(852,381)	(23.5)

		(1,986,023)

Technology Hardware, Storage & Peripherals
HP, Inc.	(29,902)	(980,188)	(27.0)

Textiles, Apparel & Luxury Goods
Ralph Lauren Corp., Class A	(1,988)	(178,224)	(4.9)

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(63,225)	(8,506,291)	(234.3)

Total Reference Entity — Short		(105,218,992)

Net Value of Reference Entity — Citibank N.A.		$3,631,021

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Airlines
Southwest Airlines Co.	5,659	$204,403	2.0%

Automobiles
General Motors Co.	21,444	681,061	6.7

Biotechnology
Amgen Inc.	42,912	10,440,490	103.3

Chemicals
Dow, Inc.	61,291	3,163,228	31.3

Consumer Finance
American Express Co.	4,887	677,436	6.7

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	4,896	1,336,706	13.2

Electric Utilities
American Electric Power Co., Inc.	3,728	357,664	3.5

Food & Staples Retailing
Kroger Co.	5,894	278,963	2.8

Food Products
Kraft Heinz Co.	70,409	2,685,399	26.6
Tyson Foods, Inc., Class A	4,856	417,908	4.1

		3,103,307

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Providers & Services
CVS Health Corp.	4,235	$392,415	3.9%
HCA Healthcare, Inc.	4,607	774,252	7.6

		1,166,667

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	22,760	3,095,588	30.6
MGM Resorts International	78,462	2,271,475	22.5
Yum! Brands, Inc.	28,575	3,243,548	32.1

		8,610,611

Household Products
Procter & Gamble Co.	5,726	823,342	8.1

Insurance
Allstate Corp.	6,802	862,018	8.5
Lincoln National Corp.	41,408	1,936,652	19.2
Marsh & McLennan Cos., Inc.	15,404	2,391,471	23.7

		5,190,141

Media
Omnicom Group, Inc.	79,395	5,050,316	50.0

Metals & Mining
Freeport-McMoRan, Inc.	126,719	3,707,798	36.7

Multiline Retail
Target Corp.	35,134	4,961,975	49.1

Multi-Utilities
Sempra Energy	9,674	1,453,712	14.4

Oil, Gas & Consumable Fuels
APA Corp.	74,369	2,595,478	25.7
Valero Energy Corp.	48,380	5,141,826	50.9

		7,737,304

Pharmaceuticals
Bristol-Myers Squibb Co.	7,990	615,230	6.1
Johnson & Johnson	29,107	5,166,784	51.1

		5,782,014

Road & Rail
Norfolk Southern Corp.	1,277	290,249	2.9

Tobacco
Altria Group, Inc.	43,527	1,818,123	18.0

Total Reference Entity — Long		66,835,510

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(23,951)	(3,274,581)	(32.4)
Raytheon Technologies Corp.	(8,182)	(786,372)	(7.8)

		(4,060,953)

Airlines
United Airlines Holdings, Inc.	(32,090)	(1,136,628)	(11.2)

Automobiles
Tesla, Inc.	(4,080)	(2,747,554)	(27.2)

Security	Shares	Value	% of Basket Value

Chemicals
Corteva, Inc.	(28,443)	$(1,539,904)	(15.2)%
Eastman Chemical Co.	(20,920)	(1,877,988)	(18.6)

		(3,417,892)

Consumer Finance
Ally Financial, Inc.	(23,833)	(798,644)	(7.9)
OneMain Holdings, Inc.	(33,499)	(1,252,192)	(12.4)

		(2,050,836)

Diversified Telecommunication Services
AT&T, Inc.	(21,194)	(444,226)	(4.4)
Lumen Technologies, Inc.	(155,772)	(1,699,473)	(16.8)

		(2,143,699)

Electric Utilities
Nextera Energy, Inc.	(9,487)	(734,863)	(7.3)
NRG Energy, Inc.	(78,113)	(2,981,573)	(29.5)

		(3,716,436)

Entertainment
Netflix, Inc.	(22,184)	(3,879,316)	(38.4)

Equity Real Estate Investment Trusts (REITs)
Simon Property Group, Inc.	(19,337)	(1,835,468)	(18.2)

Food & Staples Retailing
Albertsons Companies Inc., Class A	(99,778)	(2,666,068)	(26.4)

Food Products
General Mills, Inc.	(60,313)	(4,550,616)	(45.0)

Health Care Equipment & Supplies
Boston Scientific Corp.	(12,107)	(451,228)	(4.5)

Health Care Providers & Services
DaVita, Inc.	(5,823)	(465,607)	(4.6)
UnitedHealth Group, Inc.	(6,515)	(3,346,300)	(33.1)

		(3,811,907)

Household Durables
Dr. Horton, Inc.	(20,337)	(1,346,106)	(13.3)

Independent Power and Renewable Electricity Producers
AES Corp.	(75,431)	(1,584,805)	(15.7)
Vistra Corp.	(21,593)	(493,400)	(4.9)

		(2,078,205)

Insurance
MetLife Inc.	(9,585)	(601,842)	(5.9)
Prudential Financial, Inc.	(39,684)	(3,796,965)	(37.6)

		(4,398,807)

Metals & Mining
Teck Resources Ltd., Class B	(34,827)	(1,064,661)	(10.6)
U.S. Steel Corp.	(324,581)	(5,813,246)	(57.5)

		(6,877,907)

Multiline Retail
Kohl’s Corp.	(77,458)	(2,764,476)	(27.3)

56	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels
Enbridge, Inc.	(9,956)	$(420,741)	(4.2)%
Hess Corp.	(2,635)	(279,152)	(2.7)

		(699,893)

Specialty Retail
Best Buy Co., Inc.	(23,942)	(1,560,779)	(15.4)

Trading Companies & Distributors
United Rentals, Inc.	(2,199)	(534,159)	(5.3)

Total Reference Entity — Short		(56,728,933)

Net Value of Reference Entity — Citibank N.A.		$10,106,577

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	11,208	$4,818,992	111.9%

Airlines
Southwest Airlines Co.	117,002	4,226,112	98.1

Beverages
Molson Coors Beverage Co., Class B	8,310	452,978	10.5

Capital Markets
CME Group Inc., Class A	17,447	3,571,401	82.9

Chemicals
CF Industries Holdings, Inc.	14,291	1,225,167	28.5
Huntsman Corp.	28,408	805,367	18.7
Mosaic Co.	52,103	2,460,825	57.1
Westlake Corp.	9,020	884,140	20.5

		5,375,499

Consumer Finance
American Express Co.	47,299	6,556,587	152.2

Diversified Financial Services
Voya Financial, Inc.	21,269	1,266,144	29.4

Equity Real Estate Investment Trusts (REITs)
Healthpeak Properties, Inc.	80,412	2,083,475	48.4
Prologis Inc.	90,977	10,703,444	248.5
Rexford Industrial Realty Inc.	5,919	340,875	7.9

		13,127,794

Health Care Equipment & Supplies
Baxter International, Inc.	72,731	4,671,512	108.4
Medtronic PLC	11,602	1,041,280	24.2

		5,712,792

Health Care Providers & Services
Cigna Corp.	4,811	1,267,795	29.4

Hotels, Restaurants & Leisure
Expedia Group, Inc.	61,248	5,808,148	134.9

Security	Shares	Value	% of Basket Value

Household Products
Church & Dwight Co., Inc.	4,827	$447,270	10.4%

Insurance
American International Group, Inc.	19,734	1,009,000	23.4
Chubb Ltd.	4,164	818,559	19.0
Lincoln National Corp.	15,147	708,425	16.5

		2,535,984

IT Services
Block, Inc., Class A	24,192	1,486,840	34.5
VeriSign Inc.	6,954	1,163,613	27.0

		2,650,453

Life Sciences Tools & Services
Illumina, Inc.	20,782	3,831,369	89.0

Media
Fox Corp., Class A	9,927	319,252	7.4
Omnicom Group, Inc.	67,017	4,262,952	99.0

		4,582,204

Metals & Mining
Cleveland-Cliffs, Inc.	334,986	5,148,735	119.6
Kinross Gold Corp.	529,223	1,894,618	44.0
Newmont Corp.	37,424	2,233,090	51.9
Nucor Corp.	22,294	2,327,717	54.0
Southern Copper Corp.	57,268	2,852,519	66.2

		14,456,679

Oil, Gas & Consumable Fuels
Coterra Energy Inc.	122,388	3,156,386	73.3
Devon Energy Corp.	116,241	6,406,041	148.7
Laredo Petroleum, Inc.	21,398	1,475,178	34.3
PBF Energy Inc., Class A	17,683	513,161	11.9
Phillips 66	15,436	1,265,598	29.4

		12,816,364

Road & Rail
Norfolk Southern Corp.	8,583	1,950,830	45.3

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	23,830	2,168,053	50.3
Qualcomm, Inc.	59	7,537	0.2
Skyworks Solutions Inc.	8,581	794,944	18.5

		2,970,534

Software
Autodesk Inc.	3,266	561,621	13.1
Elastic NV	26,673	1,804,962	41.9

		2,366,583

Specialty Retail
Bath & Body Works, Inc.	144,583	3,892,174	90.4
Murphy USA Inc.	4,918	1,145,255	26.6

		5,037,429

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	115,504	3,525,182	81.9

Total Reference Entity — Long		109,355,123

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Aerospace & Defense
Spirit AeroSystems Holdings, Inc., Class A	(194,436)	$(5,696,975)	(132.3)%
TransDigm Group, Inc.	(879)	(471,733)	(10.9)

		(6,168,708)

Airlines
Delta Air Lines, Inc.	(76,909)	(2,228,054)	(51.7)

Auto Components
Aptiv PLC	(35,389)	(3,152,098)	(73.2)

Automobiles
Ford Motor Co.	(160,084)	(1,781,735)	(41.4)

Building Products
Carlisle Cos., Inc.	(4,664)	(1,112,877)	(25.8)

Chemicals
Air Products & Chemicals, Inc.	(4,787)	(1,151,178)	(26.7)
Axalta Coating Systems Ltd.	(34,083)	(753,575)	(17.5)
PPG Industries, Inc.	(12,791)	(1,462,523)	(34.0)
Sherwin-Williams Co.	(6,586)	(1,474,671)	(34.2)

		(4,841,947)

Construction & Engineering
MasTec Inc.	(24,771)	(1,775,090)	(41.2)

Consumer Finance
Ally Financial, Inc.	(11,146)	(373,502)	(8.7)

Containers & Packaging
Amcor PLC	(73,164)	(909,428)	(21.1)
Ball Corp.	(79,719)	(5,482,276)	(127.3)

		(6,391,704)

Diversified Consumer Services
Service Corp. International	(10,338)	(714,563)	(16.6)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(469,011)	(5,116,910)	(118.8)

Electric Utilities
PG&E Corp.	(129,981)	(1,297,210)	(30.1)

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	(5,809)	(1,484,722)	(34.5)
Iron Mountain, Inc.	(14,015)	(682,390)	(15.8)
Omega Healthcare Investors, Inc.	(7,617)	(214,723)	(5.0)
VICI Properties, Inc.	(17,987)	(535,833)	(12.4)
WP Carey Inc.	(28,354)	(2,349,413)	(54.6)

		(5,267,081)

Food Products
Conagra Brands, Inc.	(8,109)	(277,652)	(6.4)
Lamb Weston Holdings, Inc.	(39,084)	(2,792,943)	(64.9)

		(3,070,595)

Gas Utilities
UGI Corp.	(52,971)	(2,045,210)	(47.5)

Security	Shares	Value	% of Basket Value

Health Care Equipment & Supplies
Dentsply Sirona, Inc.	(17,859)	$(638,102)	(14.8)%
STERIS PLC	(1,503)	(309,844)	(7.2)

		(947,946)

Health Care Providers & Services
Molina Healthcare Inc.	(2,333)	(652,330)	(15.2)
Tenet Healthcare Corp.	(14,786)	(777,152)	(18.0)

		(1,429,482)

Hotels, Restaurants & Leisure
Norwegian Cruise Line Holdings Ltd.	(36,194)	(402,477)	(9.4)

Independent Power and Renewable Electricity Producers
Vistra Corp.	(9,234)	(210,997)	(4.9)

Insurance
Assurant, Inc.	(1,711)	(295,746)	(6.9)
Marsh & McLennan Cos., Inc.	(4,861)	(754,670)	(17.5)
Progressive Corp.	(16,283)	(1,893,225)	(44.0)

		(2,943,641)

Internet & Direct Marketing Retail
Amazon.com, Inc.	(4,663)	(495,257)	(11.5)

IT Services
Fidelity National Information Services, Inc.	(33,896)	(3,107,246)	(72.2)
Global Payments, Inc.	(16,270)	(1,800,113)	(41.8)
International Business Machines Corp.	(104,442)	(14,746,166)	(342.4)
PayPal Holdings, Inc.	(79,794)	(5,572,813)	(129.4)
Twilio Inc., Class A	(11,971)	(1,003,290)	(23.3)

		(26,229,628)

Leisure Products
Brunswick Corp.	(12,192)	(797,113)	(18.5)

Life Sciences Tools & Services
Agilent Technologies, Inc.	(12,632)	(1,500,303)	(34.8)

Oil, Gas & Consumable Fuels
ConocoPhillips	(22,895)	(2,056,200)	(47.7)

Pharmaceuticals
Catalent, Inc.	(68,355)	(7,333,808)	(170.3)

Professional Services
Booz Allen Hamilton Holding Corp.	(54,432)	(4,918,475)	(114.2)

Semiconductors & Semiconductor Equipment
Intel Corp.	(25,390)	(949,840)	(22.1)

Specialty Retail
Foot Locker, Inc.	(311,927)	(7,876,157)	(182.9)
Gap, Inc.	(53,750)	(442,900)	(10.3)

		(8,319,057)

58	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Wireless Telecommunication Services
T-Mobile U.S., Inc.		$(1,176,956)	(27.3)%

Total Reference Entity — Short	(8,748)	(105,048,464)

Net Value of Reference Entity — Goldman Sachs Bank USA		$4,306,659

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Northrop Grumman Corp.	193	$92,364	10.4%

Air Freight & Logistics
FedEx Corp.	2,732	619,372	69.6

Automobiles
General Motors Co.	55,402	1,759,567	197.8

Building Products
Johnson Controls International PLC	38,434	1,840,220	206.9

Chemicals
Dow, Inc.	133,481	6,888,954	774.5

Consumer Finance
American Express Co.	20,072	2,782,381	312.8

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	8,717	977,088	109.9

Energy Equipment & Services
Halliburton Co.	79,035	2,478,538	278.7

Equity Real Estate Investment Trusts (REITs)
Weyerhaeuser Co.	47,577	1,575,750	177.2

Food Products
Campbell Soup Co.	50,866	2,444,111	274.8
Kraft Heinz Co.	35,860	1,367,700	153.7
Tyson Foods, Inc., Class A	9,342	803,973	90.4

		4,615,784

Health Care Providers & Services
HCA Healthcare, Inc.	1,929	324,188	36.4
Hotels, Restaurants & Leisure
Expedia Group, Inc.	65,568	6,217,814	699.0
Yum! Brands, Inc.	44,620	5,064,816	569.4

		11,282,630

Insurance
Allstate Corp.	18,775	2,379,356	267.5
Lincoln National Corp.	8,270	386,788	43.5
Marsh & McLennan Cos., Inc.	10,342	1,605,595	180.5

		4,371,739

Security	Shares	Value	% of Basket Value

Media
Omnicom Group, Inc.	40,159	$2,554,514	287.2%

Multiline Retail
Target Corp.	7,886	1,113,740	125.2

Multi-Utilities
Sempra Energy	30,665	4,608,029	518.1

Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.	70,081	1,174,557	132.1
Marathon Petroleum Corp.	28,271	2,324,159	261.3
Targa Resources Corp.	4,291	256,044	28.8
TC Energy Corp.	7,639	395,777	44.5
Valero Energy Corp.	17,520	1,862,026	209.3

		6,012,563

Pharmaceuticals
Bristol-Myers Squibb Co.	4,503	346,731	39.0
Johnson & Johnson	15,662	2,780,162	312.5

		3,126,893

Total Reference Entity — Long		57,024,314

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(22,294)	(3,048,036)	(342.7)
TransDigm Group, Inc.	(1,329)	(713,234)	(80.2)

		(3,761,270)

Automobiles
Ford Motor Co.	(68,608)	(763,607)	(85.8)

Consumer Finance
OneMain Holdings, Inc.	(1,076)	(40,221)	(4.5)

Containers & Packaging
Ball Corp.	(56,330)	(3,873,814)	(435.5)
Sealed Air Corp.	(1,996)	(115,209)	(13.0)

		(3,989,023)

Diversified Telecommunication Services
AT&T, Inc.	(69,568)	(1,458,145)	(163.9)
Lumen Technologies, Inc.	(359,189)	(3,918,752)	(440.6)
Verizon Communications, Inc.	(20,011)	(1,015,558)	(114.2)

		(6,392,455)

Electric Utilities
NRG Energy, Inc.	(88,547)	(3,379,839)	(380.0)

Equity Real Estate Investment Trusts (REITs)
Simon Property Group, Inc.	(33,043)	(3,136,442)	(352.6)

Food Products
General Mills, Inc.	(37,437)	(2,824,622)	(317.6)

Health Care Providers & Services
DaVita, Inc.	(22,411)	(1,791,984)	(201.5)
UnitedHealth Group, Inc.	(759)	(389,845)	(43.8)

		(2,181,829)

Household Durables
Dr. Horton, Inc.	(171,998)	(11,384,548)	(1,279.9)

Insurance
MetLife Inc.	(6,051)	(379,942)	(42.7)

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Machinery
Caterpillar, Inc.	(4,578)	$(818,363)	(92.0)%

Metals & Mining
Teck Resources Ltd., Class B	(80,539)	(2,462,077)	(276.8)
U.S. Steel Corp.	(18,714)	(335,168)	(37.7)

		(2,797,245)

Multiline Retail
Nordstrom, Inc.	(16,662)	(352,068)	(39.6)

Oil, Gas & Consumable Fuels
Devon Energy Corp.	(66,345)	(3,656,273)	(411.0)
Hess Corp.	(24,517)	(2,597,331)	(292.0)
Pioneer Natural Resources Co.	(5,513)	(1,229,840)	(138.3)

		(7,483,444)

Software
Oracle Corp.	(16,760)	(1,171,021)	(131.6)

Specialty Retail
Best Buy Co., Inc.	(66,117)	(4,310,167)	(484.6)

Trading Companies & Distributors
United Rentals, Inc.	(3,988)	(968,725)	(108.9)

Total Reference Entity — Short		(56,134,831)

Net Value of Reference Entity — Goldman Sachs Bank USA		$889,483

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Automobiles
Harley-Davidson, Inc.	15,854	$501,938	10.6%

Biotechnology
Biogen, Inc.	10,371	2,115,062	44.5

Building Products
Owens Corning	4,702	349,406	7.4

Capital Markets
CME Group Inc., Class A	40,854	8,362,814	176.0

Chemicals
Dow, Inc.	31,468	1,624,064	34.2
DuPont de Nemours, Inc.	388	21,565	0.4
Huntsman Corp.	7,772	220,336	4.6
Mosaic Co.	25,923	1,224,343	25.8
Westlake Corp.	16,947	1,661,145	35.0

		4,751,453

Consumer Finance
Capital One Financial Corp.	1,939	202,024	4.3

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	65,327	5,812,797	122.3

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	2,080	$279,718	5.9%
Healthpeak Properties, Inc.	70,414	1,824,427	38.4
Simon Property Group, Inc.	2,034	193,067	4.1
Vornado Realty Trust	11,522	329,414	6.9

		8,439,423

Food & Staples Retailing
Kroger Co.	50,941	2,411,037	50.7

Food Products
Archer-Daniels-Midland Co.	3,206	248,786	5.2
Tyson Foods, Inc., Class A	5,951	512,143	10.8

		760,929

Health Care Equipment & Supplies
Baxter International, Inc.	36,873	2,368,353	49.9
Hologic, Inc.	12,332	854,607	18.0
Stryker Corp.	2,373	472,061	9.9

		3,695,021

Health Care Providers & Services
CVS Health Corp.	43,725	4,051,558	85.3

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	7,205	979,952	20.6
MGM Resorts International	6,452	186,785	4.0

		1,166,737

Insurance
American International Group, Inc.	39,575	2,023,470	42.6
Hartford Financial Services Group, Inc.	10,937	715,608	15.0
Lincoln National Corp.	14,829	693,552	14.6

		3,432,630

IT Services
Block, Inc., Class A	291,513	17,916,389	377.1
DXC Technology Co.	10,419	315,800	6.6
GoDaddy, Inc., Class A	33,339	2,319,061	48.8

		20,551,250

Life Sciences Tools & Services
Illumina, Inc.	29,896	5,511,627	116.0

Media
Omnicom Group, Inc.	89,961	5,722,419	120.4

Metals & Mining
Newmont Corp.	40,810	2,435,133	51.3
Nucor Corp.	56,451	5,894,049	124.1
Southern Copper Corp.	65,389	3,257,026	68.5

		11,586,208

Multi-Utilities
CMS Energy Corp.	6,729	454,207	9.6

Oil, Gas & Consumable Fuels
Callon Petroleum Co.	16,468	645,546	13.6
Chevron Corp.	1,067	154,480	3.2
CNX Resources Corp.	52,405	862,586	18.2
Coterra Energy Inc.	168,445	4,344,197	91.4
PBF Energy Inc., Class A	29,621	859,601	18.1
Range Resources Corp.	9,946	246,164	5.2

		7,112,574

60	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Pharmaceuticals
Pfizer, Inc.	37,824	$1,983,112	41.7%
Zoetis, Inc.	5,172	889,015	18.7

		2,872,127

Road & Rail
CSX Corp.	26,313	764,656	16.1
Union Pacific Corp.	13,970	2,979,521	62.7

		3,744,177

Software
Elastic NV	37,290	2,523,414	53.1
PTC Inc.	22,553	2,398,286	50.5

		4,921,700

Technology Hardware, Storage & Peripherals
Seagate Technology Holdings PLC	99,527	7,110,209	149.6

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	24,613	253,268	5.3

Total Reference Entity — Long		110,079,798

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(7,778)	(1,063,408)	(22.4)
Spirit AeroSystems Holdings, Inc., Class A	(20,209)	(592,124)	(12.5)

		(1,655,532)

Auto Components
Aptiv PLC	(8,365)	(745,071)	(15.7)
Goodyear Tire & Rubber Co.	(78,997)	(846,058)	(17.8)
Lear Corp.	(3,368)	(423,997)	(8.9)

		(2,015,126)

Building Products
Carlisle Cos., Inc.	(1,274)	(303,989)	(6.4)
Fortune Brands Home & Security, Inc.	(59,941)	(3,589,267)	(75.5)

		(3,893,256)

Capital Markets
Moody’s Corp.	(2,908)	(790,889)	(16.7)

Chemicals
Albemarle Corp.	(28,558)	(5,968,051)	(125.6)
Axalta Coating Systems Ltd.	(98,099)	(2,168,969)	(45.7)
Chemours Co.	(34,986)	(1,120,252)	(23.6)
International Flavors & Fragrances, Inc.	(1,917)	(228,353)	(4.8)
Scotts Miracle-Gro Co.	(13,659)	(1,078,924)	(22.7)

		(10,564,549)

Communications Equipment
Motorola Solutions, Inc.	(979)	(205,198)	(4.3)

Consumer Finance
Ally Financial, Inc.	(16,796)	(562,834)	(11.8)
OneMain Holdings, Inc.	(17,884)	(668,504)	(14.1)

		(1,231,338)

Containers & Packaging
Amcor PLC	(456,336)	(5,672,257)	(119.4)
Ball Corp.	(10,511)	(722,841)	(15.2)

		(6,395,098)

Security	Shares	Value	% of Basket Value

Electric Utilities
Nextera Energy, Inc.	(13,352)	$(1,034,246)	(21.8)%
NRG Energy, Inc.	(41,577)	(1,586,994)	(33.4)
PG&E Corp.	(20,218)	(201,776)	(4.2)

		(2,823,016)

Energy Equipment & Services
Patterson-UTI Energy, Inc.	(15,291)	(240,986)	(5.1)

Entertainment
Netflix, Inc.	(63,661)	(11,132,399)	(234.3)

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	(2,508)	(641,020)	(13.5)

Food & Staples Retailing
Albertsons Companies Inc., Class A	(46,506)	(1,242,640)	(26.2)

Gas Utilities
UGI Corp.	(70,623)	(2,726,754)	(57.4)

Health Care Equipment & Supplies
Dentsply Sirona, Inc.	(78,248)	(2,795,801)	(58.8)

Health Care Providers & Services
Tenet Healthcare Corp.	(28,174)	(1,480,825)	(31.2)

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	(159,013)	(5,551,144)	(116.8)

Household Durables
KB Home	(51,989)	(1,479,607)	(31.1)

Independent Power and Renewable Electricity Producers
Vistra Corp.	(33,179)	(758,140)	(16.0)

Insurance
Assurant, Inc.	(33,223)	(5,742,595)	(120.9)
Progressive Corp.	(24,529)	(2,851,987)	(60.0)

		(8,594,582)

Internet & Direct Marketing Retail
Amazon.com, Inc.	(6,768)	(718,829)	(15.1)

IT Services
Fidelity National Information Services, Inc.	(41,705)	(3,823,098)	(80.5)
PayPal Holdings, Inc.	(44,798)	(3,128,692)	(65.8)

		(6,951,790)

Life Sciences Tools & Services
Agilent Technologies, Inc.	(31,177)	(3,702,892)	(77.9)

Machinery
Wabtec Corp.	(7,883)	(647,037)	(13.6)

Media
DISH Network Corp., Class A	(23,142)	(414,936)	(8.7)
Paramount Global, Class B	(71,769)	(1,771,259)	(37.3)

		(2,186,195)

Metals & Mining
U.S. Steel Corp.	(258,763)	(4,634,445)	(97.5)

Mortgage Real Estate Investment Trusts (REITs)
Starwood Property Trust Inc.	(16,461)	(343,870)	(7.2)

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Multiline Retail
Dollar General Corp.	(12,388)	$(3,040,511)	(64.0)%

Oil, Gas & Consumable Fuels
Antero Resources Corp.	(47,545)	(1,457,254)	(30.7)
ConocoPhillips	(3,778)	(339,302)	(7.1)
Hess Corp.	(3,471)	(367,718)	(7.7)
HF Sinclair Corp.	(47,125)	(2,128,165)	(44.8)
Ovintiv, Inc.	(4,824)	(213,173)	(4.5)

		(4,505,612)

Personal Products
Estee Lauder Cos., Inc., Class A	(2,584)	(658,067)	(13.9)

Pharmaceuticals
Catalent, Inc.	(60,808)	(6,524,090)	(137.3)

Semiconductors & Semiconductor Equipment
Entegris, Inc.	(4,732)	(435,959)	(9.2)

Software
Oracle Corp.	(12,601)	(880,432)	(18.5)

Specialty Retail
Ross Stores, Inc.	(10,863)	(762,909)	(16.1)

Technology Hardware, Storage & Peripherals
HP, Inc.	(46,670)	(1,529,843)	(32.2)

Tobacco
Philip Morris International, Inc.	(16,084)	(1,588,134)	(33.4)

Total Reference Entity — Short		(105,328,515)

Net Value of Reference Entity — HSBC Bank PLC		$ 4,751,283

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Airlines
Southwest Airlines Co.	149,644	$5,405,141	159.1%

Auto Components
Goodyear Tire & Rubber Co.	95,627	1,024,165	30.2

Automobiles
General Motors Co.	72,341	2,297,550	67.6

Biotechnology
Amgen Inc.	4,301	1,046,433	30.8

Chemicals
Dow, Inc.	18,082	933,212	27.5

Consumer Finance
American Express Co.	10,689	1,481,709	43.6

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	2,011	225,413	6.6

Security	Shares	Value	% of Basket Value

Food Products
Kraft Heinz Co.	96,214	$3,669,602	108.0%

Health Care Providers & Services
Cardinal Health, Inc.	24,233	1,266,659	37.3
HCA Healthcare, Inc.	12,149	2,041,761	60.1

		3,308,420

Hotels, Restaurants & Leisure
Expedia Group, Inc.	43,795	4,153,080	122.3
Marriott International, Inc., Class A	3,704	503,781	14.8
Yum! Brands, Inc.	10,784	1,224,092	36.0

		5,880,953

Household Products
Procter & Gamble Co.	8,247	1,185,836	34.9

Insurance
Allstate Corp.	9,190	1,164,649	34.3
American International Group, Inc.	30,626	1,565,908	46.1
Lincoln National Corp.	31,286	1,463,246	43.1

		4,193,803

Media
Omnicom Group, Inc.	11,587	737,049	21.7

Metals & Mining
Barrick Gold Corp.	25,810	456,579	13.5

Multiline Retail
Target Corp.	52,266	7,381,527	217.3

Multi-Utilities
Sempra Energy	21,814	3,277,990	96.5

Oil, Gas & Consumable Fuels
TC Energy Corp.	49,832	2,581,796	76.0

Pharmaceuticals
Johnson & Johnson	83,139	14,758,004	434.4

Total Reference Entity — Long		59,845,182

Reference Entity — Short

Common Stocks

Aerospace & Defense
Raytheon Technologies Corp.	(3,721)	(357,625)	(10.5)
TransDigm Group, Inc.	(1,918)	(1,029,333)	(30.3)

		(1,386,958)

Air Freight & Logistics
United Parcel Service, Inc., Class B	(2,979)	(543,787)	(16.0)

Airlines
American Airlines Group Inc.	(28,120)	(356,562)	(10.5)
Delta Air Lines, Inc.	(72,130)	(2,089,606)	(61.5)

		(2,446,168)

Automobiles
Ford Motor Co.	(24,313)	(270,604)	(8.0)

Chemicals
Eastman Chemical Co.	(45,047)	(4,043,869)	(119.0)
Sherwin-Williams Co.	(5,690)	(1,274,048)	(37.5)

		(5,317,917)

Communications Equipment
Motorola Solutions, Inc.	(1,772)	(371,411)	(10.9)

62	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Consumer Finance
OneMain Holdings, Inc.	(14,780)	$(552,476)	(16.3)%

Diversified Telecommunication Services
AT&T, Inc.	(70,425)	(1,476,108)	(43.5)

Electric Utilities
Nextera Energy, Inc.	(6,626)	(513,250)	(15.1)
NRG Energy, Inc.	(142,914)	(5,455,027)	(160.6)

		(5,968,277)

Entertainment
Netflix, Inc.	(16,454)	(2,877,311)	(84.7)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(83,396)	(1,307,649)	(38.5)
Iron Mountain, Inc.	(9,174)	(446,682)	(13.2)
Simon Property Group, Inc.	(2,905)	(275,743)	(8.1)

		(2,030,074)

Food & Staples Retailing
Albertsons Companies Inc., Class A	(71,710)	(1,916,091)	(56.4)
Walmart, Inc.	(112,045)	(13,622,431)	(401.0)

		(15,538,522)

Food Products
General Mills, Inc.	(83,264)	(6,282,269)	(184.9)

Health Care Providers & Services
DaVita, Inc.	(18,641)	(1,490,534)	(43.9)

Household Durables
Dr. Horton, Inc.	(18,929)	(1,252,911)	(36.9)

Independent Power and Renewable Electricity Producers
Vistra Corp.	(56,600)	(1,293,310)	(38.1)

Industrial Conglomerates
Honeywell International, Inc.	(2,061)	(358,223)	(10.5)

Machinery
Deere & Co.	(3,616)	(1,082,884)	(31.9)

Media
Charter Communications, Inc., Class A	(2,941)	(1,377,947)	(40.6)
Comcast Corp., Class A	(15,602)	(612,222)	(18.0)

		(1,990,169)

Metals & Mining
Teck Resources Ltd., Class B	(11,912)	(364,150)	(10.7)

Multiline Retail
Macy’s Inc.	(39,945)	(731,792)	(21.5)

Multi-Utilities
Dominion Energy, Inc.	(5,907)	(471,438)	(13.9)

Oil, Gas & Consumable Fuels
Devon Energy Corp.	(4,866)	(268,165)	(7.9)

Security	Shares	Value	% of Basket Value

Trading Companies & Distributors
United Rentals, Inc.	(8,574)	$(2,082,710)	(61.3)%

Total Reference Entity — Short		(56,448,168)

Net Value of Reference Entity — HSBC Bank PLC		$ 3,397,014

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 17, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Electric Utilities
American Electric Power Co., Inc.	21,653	$2,077,389	2.9%

Food Products
Campbell Soup Co.	266,382	12,799,655	17.7

Health Care Providers & Services
Cardinal Health, Inc.	91,906	4,803,927	6.6
Quest Diagnostics, Inc.	22,123	2,941,916	4.1

		7,745,843

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	161,158	21,919,100	30.3
MGM Resorts International	714,309	20,679,245	28.6

		42,598,345

Oil, Gas & Consumable Fuels
Targa Resources Corp.	426,971	25,477,360	35.2

Road & Rail
CSX Corp.	194,290	5,646,067	7.8

Specialty Retail
Home Depot, Inc.	12,502	3,428,924	4.7

Tobacco
Altria Group, Inc.	56,705	2,368,568	3.3

Total Reference Entity — Long		102,142,151

Reference Entity — Short

Common Stocks

Aerospace & Defense
Raytheon Technologies Corp.	(23,926)	(2,299,528)	(3.2)

Equity Real Estate Investment Trusts (REITs)
Iron Mountain, Inc.	(60,812)	(2,960,936)	(4.1)

Household Durables
PulteGroup, Inc.	(68,740)	(2,724,166)	(3.8)

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Independent Power and Renewable Electricity Producers
AES Corp.	(359,152)	$(7,545,784)	(10.4)%

Oil, Gas & Consumable Fuels
Enbridge, Inc.	(293,857)	(12,418,397)	(17.2)

Specialty Retail
Gap, Inc.	(145,746)	(1,200,947)	(1.6)

Thrifts & Mortgage Finance
Radian Group, Inc.	(33,612)	(660,476)	(0.9)

Total Reference Entity — Short		(29,810,234)

Net Value of Reference Entity — Merrill Lynch International		$72,331,917

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 17, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Automobiles
Thor Industries, Inc.	41,039	$3,066,844	54.0%

Biotechnology
Biogen, Inc.	10,281	2,096,707	36.9
Gilead Sciences, Inc.	268,060	16,568,789	291.8

		18,665,496

Building Products
Owens Corning	19,319	1,435,595	25.3

Chemicals
DuPont de Nemours, Inc.	4,283	238,049	4.2
Huntsman Corp.	41,427	1,174,455	20.7

		1,412,504

Diversified Consumer Services
H&R Block, Inc.	11,962	422,498	7.4

Electronic Equipment, Instruments & Components
Keysight Technologies, Inc.	59,559	8,210,208	144.6

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	21,926	1,950,976	34.3
Weyerhaeuser Co.	38,870	1,287,374	22.7

		3,238,350

Food Products
Kellogg Co.	29,850	2,129,499	37.5

Health Care Equipment & Supplies
Abbott Laboratories	52,230	5,674,790	99.9
Baxter International, Inc.	41,451	2,662,398	46.9
Stryker Corp.	8,722	1,735,067	30.6

		10,072,255

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	9,890	$1,345,139	23.7%

Insurance
Lincoln National Corp.	48,621	2,274,004	40.0

Interactive Media & Services
Zoominfo Technologies, Inc.	183,534	6,100,670	107.4

Internet & Direct Marketing Retail
eBay, Inc.	7,603	316,817	5.6

IT Services
Block, Inc., Class A	47,940	2,946,392	51.9
VeriSign Inc.	61,172	10,235,911	180.3

		13,182,303

Life Sciences Tools & Services
Illumina, Inc.	14,735	2,716,545	47.8

Machinery
Xylem, Inc.	1,592	124,462	2.2

Media
Cable One, Inc.	11,937	15,390,613	271.0

Metals & Mining
Cleveland-Cliffs, Inc.	116,206	1,786,086	31.5

Multiline Retail
Kohl’s Corp.	91,175	3,254,036	57.3

Pharmaceuticals
Pfizer, Inc.	21,141	1,108,423	19.5

Road & Rail
Norfolk Southern Corp.	36,571	8,312,222	146.4

Software
PTC Inc.	5,049	536,911	9.5

Technology Hardware, Storage & Peripherals
Seagate Technology Holdings PLC	27,380	1,956,027	34.4

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	67,259	2,052,745	36.2

Total Reference Entity — Long		109,110,252

Reference Entity — Short

Common Stocks

Aerospace & Defense
TransDigm Group, Inc.	(6,024)	(3,232,900)	(56.9)

Air Freight & Logistics
FedEx Corp.	(6,185)	(1,402,201)	(24.7)

Airlines
Delta Air Lines, Inc.	(181,402)	(5,255,216)	(92.5)

Capital Markets
Raymond James Financial, Inc.	(36,639)	(3,275,893)	(57.7)

Chemicals
Air Products & Chemicals, Inc.	(1,338)	(321,762)	(5.7)

64	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Containers & Packaging
Ball Corp.	(33,732)	$(2,319,750)	(40.9)%

Electric Utilities
NRG Energy, Inc.	(210,875)	(8,049,099)	(141.8)
PG&E Corp.	(2,398,870)	(23,940,722)	(421.6)

		(31,989,821)

Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc.	(591)	(221,690)	(3.9)

Energy Equipment & Services
Baker Hughes Co., Class A	(79,727)	(2,301,719)	(40.5)
Patterson-UTI Energy, Inc.	(139,897)	(2,204,777)	(38.8)
Transocean Ltd.	(103,325)	(344,072)	(6.1)

		(4,850,568)

Entertainment
Netflix, Inc.	(3,740)	(654,014)	(11.5)

Equity Real Estate Investment Trusts (REITs)
American Homes 4 Rent, Class A	(22,049)	(781,417)	(13.8)
Iron Mountain, Inc.	(58,325)	(2,839,844)	(50.0)
Realty Income Corp.	(13,735)	(937,551)	(16.5)

		(4,558,812)

Food & Staples Retailing
Performance Food Group Co.	(116,922)	(5,376,074)	(94.7)

Food Products
Lamb Weston Holdings, Inc.	(3,077)	(219,882)	(3.9)

Health Care Equipment & Supplies
STERIS PLC	(9,835)	(2,027,485)	(35.7)

Health Care Providers & Services
DaVita, Inc.	(7,174)	(573,633)	(10.1)

Hotels, Restaurants & Leisure
Carnival Corp.	(327,441)	(2,832,364)	(49.9)
Las Vegas Sands Corp.	(22,527)	(756,682)	(13.3)
Penn National Gaming Inc.	(49,998)	(1,520,939)	(26.8)
Royal Caribbean Cruises Ltd.	(48,780)	(1,702,910)	(30.0)
Yum! Brands, Inc.	(4,784)	(543,032)	(9.5)

		(7,355,927)

Household Durables
KB Home	(120,198)	(3,420,835)	(60.2)

IT Services
Fiserv, Inc.	(40,908)	(3,639,585)	(64.1)
International Business Machines Corp.	(2,845)	(401,685)	(7.1)
Twilio Inc., Class A	(24,464)	(2,050,328)	(36.1)

		(6,091,598)

Metals & Mining
U.S. Steel Corp.	(230,786)	(4,133,377)	(72.8)

Multiline Retail
Nordstrom, Inc.	(10,314)	(217,935)	(3.8)

Oil, Gas & Consumable Fuels
ConocoPhillips	(11,821)	(1,061,644)	(18.7)
Continental Resources, Inc.	(6,499)	(424,710)	(7.5)
EQT Corp.	(31,914)	(1,097,841)	(19.3)

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.	(3,090)	$(327,355)	(5.7)%
Occidental Petroleum Corp.	(144,152)	(8,487,670)	(149.5)

		(11,399,220)

Professional Services
Clarivate PLC	(169,542)	(2,349,852)	(41.4)

Specialty Retail
Foot Locker, Inc.	(86,474)	(2,183,469)	(38.5)

Total Reference Entity — Short		(103,431,914)

Net Value of Reference Entity — Merrill Lynch International		$5,678,338

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 3, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Beverages
Molson Coors Beverage Co., Class B	213,115	$11,616,899	13.3%

Biotechnology
Biogen, Inc.	51,368	10,475,990	12.0

Chemicals
Celanese Corp.	131,435	15,458,070	17.7
Westlake Corp.	67,615	6,627,622	7.6

		22,085,692

Diversified Financial Services
Equitable Holdings, Inc.	169,622	4,422,046	5.1
Voya Financial, Inc.	285,604	17,002,006	19.5

		21,424,052

Electric Utilities
PPL Corp.	789,878	21,429,390	24.6

Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group, Inc.	269,136	5,439,239	6.3
Camden Property Trust	90,864	12,219,391	14.0
Federal Realty Investment Trust	131,857	12,623,989	14.5
Healthpeak Properties, Inc.	133,962	3,470,955	4.0
Simon Property Group, Inc.	130,573	12,393,989	14.2
Vornado Realty Trust	420,746	12,029,128	13.8
Weyerhaeuser Co.	682,226	22,595,325	25.9

		80,772,016

Food & Staples Retailing
Kroger Co.	232,270	10,993,339	12.6

Food Products
Kellogg Co.	175,678	12,532,868	14.4

Health Care Equipment & Supplies
Hologic, Inc.	89,255	6,185,371	7.1

Health Care Providers & Services
Quest Diagnostics, Inc.	78,820	10,481,483	12.0

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	213,050	$10,599,238	12.2%
MGM Resorts International	319,704	9,255,431	10.6
Wynn Resorts Ltd.	142,982	8,147,114	9.3

		28,001,783

Household Durables
Lennar Corp., Class A	1,207	85,178	0.1
Whirlpool Corp.	27,421	4,246,690	4.9

		4,331,868

Insurance
American International Group, Inc.	276,829	14,154,267	16.2

Internet & Direct Marketing Retail
eBay, Inc.	357,339	14,890,316	17.1

IT Services
DXC Technology Co.	298,524	9,048,263	10.4
Gartner, Inc.	40,387	9,766,788	11.2

		18,815,051

Machinery
Illinois Tool Works, Inc.	119,975	21,865,444	25.1

Metals & Mining
Southern Copper Corp.	9,286	462,536	0.5

Multi-Utilities
CMS Energy Corp.	92,792	6,263,460	7.2
DTE Energy Co.	1,457	184,675	0.2

		6,448,135

Oil, Gas & Consumable Fuels
Callon Petroleum Co.	204,812	8,028,630	9.2
Chevron Corp.	176,766	25,592,182	29.4
Devon Energy Corp.	35,894	1,978,118	2.3
Range Resources Corp.	782,478	19,366,331	22.2

		54,965,261

Pharmaceuticals
Zoetis, Inc.	96,721	16,625,373	19.1

Road & Rail
Avis Budget Group, Inc.	16,394	2,411,229	2.8
JB Hunt Transport Services, Inc.	75,517	11,891,662	13.6

		14,302,891

Semiconductors & Semiconductor Equipment
ON Semiconductor Corp.	27,167	1,366,772	1.6

Software
Elastic NV	32,013	2,166,320	2.5
Fair Isaac Corp.	21,707	8,702,336	10.0

		10,868,656

Specialty Retail
AutoNation, Inc.	51,610	5,767,933	6.6
Lowe’s Cos., Inc.	111,864	19,539,285	22.4

		25,307,218

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	213,601	2,197,954	2.5

Security	Shares	Value	% of Basket Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.	24,087	$735,135	0.8%
Under Armour, Inc., Class A	58,992	491,404	0.6

		3,424,493

Water Utilities
American Water Works Co., Inc.	2,414	359,131	0.4

Total Reference Entity — Long		444,186,295

Reference Entity — Short

Common Stocks

Auto Components
Goodyear Tire & Rubber Co.	(1,555,101)	(16,655,132)	(19.1)

Building Products
Carlisle Cos., Inc.	(10,055)	(2,399,224)	(2.8)

Capital Markets
Brookfield Asset Management, Inc., Class A	(221,141)	(9,834,140)	(11.3)
Moody’s Corp.	(6,475)	(1,761,006)	(2.0)
Raymond James Financial, Inc.	(225,710)	(20,180,731)	(23.2)

		(31,775,877)

Chemicals
Scotts Miracle-Gro Co.	(49,957)	(3,946,103)	(4.5)
Sherwin-Williams Co.	(16,691)	(3,737,282)	(4.3)

		(7,683,385)

Construction & Engineering
Quanta Services, Inc.	(17,179)	(2,153,216)	(2.5)

Consumer Finance
Ally Financial, Inc.	(356,281)	(11,938,976)	(13.7)

Electric Utilities
Edison International	(106,427)	(6,730,444)	(7.7)

Electronic Equipment, Instruments & Components
CDW Corp.	(67,330)	(10,608,515)	(12.2)
Teledyne Technologies, Inc.	(13,605)	(5,103,371)	(5.8)

		(15,711,886)

Energy Equipment & Services
Baker Hughes Co., Class A	(510,134)	(14,727,568)	(16.9)
Halliburton Co.	(209,716)	(6,576,694)	(7.5)
NOV, Inc.	(80,180)	(1,355,844)	(1.6)

		(22,660,106)

Equity Real Estate Investment Trusts (REITs)
Iron Mountain, Inc.	(368,245)	(17,929,849)	(20.6)
VICI Properties, Inc.	(870,622)	(25,935,829)	(29.7)

		(43,865,678)

Food & Staples Retailing
Albertsons Companies Inc., Class A	(250,260)	(6,686,947)	(7.7)
Performance Food Group Co.	(10,204)	(469,180)	(0.5)

		(7,156,127)

Food Products
Lamb Weston Holdings, Inc.	(64,628)	(4,618,317)	(5.3)

66	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Equipment & Supplies
Dentsply Sirona, Inc.	(55,829)	$(1,994,770)	(2.3)%
STERIS PLC	(44,902)	(9,256,547)	(10.6)

		(11,251,317)

Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	(95,946)	(3,222,826)	(3.7)
Norwegian Cruise Line Holdings Ltd.	(112,031)	(1,245,785)	(1.4)
Royal Caribbean Cruises Ltd.	(14,135)	(493,453)	(0.6)

		(4,962,064)

Household Durables
KB Home	(551,266)	(15,689,030)	(18.0)

Independent Power and Renewable Electricity Producers
AES Corp.	(34,729)	(729,656)	(0.8)
Vistra Corp.	(115,928)	(2,648,955)	(3.1)

		(3,378,611)

Insurance
Assurant, Inc.	(11,927)	(2,061,582)	(2.4)
Marsh & McLennan Cos., Inc.	(57,132)	(8,869,743)	(10.2)
Progressive Corp.	(61,072)	(7,100,841)	(8.1)

		(18,032,166)

IT Services
Fidelity National Information Services, Inc.	(3,478)	(318,828)	(0.4)
Fiserv, Inc.	(178,266)	(15,860,326)	(18.2)
Global Payments, Inc.	(203,710)	(22,538,475)	(25.8)

		(38,717,629)

Leisure Products
Brunswick Corp.	(45,965)	(3,005,192)	(3.4)

Media
DISH Network Corp., Class A	(136,626)	(2,449,704)	(2.8)

Metals & Mining
Teck Resources Ltd., Class B	(319,619)	(9,770,753)	(11.2)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(388,515)	(20,855,485)	(23.9)
ConocoPhillips	(41,697)	(3,744,808)	(4.3)
Continental Resources, Inc.	(97,516)	(6,372,671)	(7.3)
HF Sinclair Corp.	(331,421)	(14,966,972)	(17.2)

		(45,939,936)

Professional Services
Leidos Holdings, Inc.	(12,064)	(1,214,965)	(1.4)

Semiconductors & Semiconductor Equipment
Intel Corp.	(16,502)	(617,340)	(0.7)

Specialty Retail
Foot Locker, Inc.	(371,563)	(9,381,966)	(10.8)

Security	Shares	Value	% of Basket Value

Tobacco
Philip Morris International, Inc.	(195,027)	$(19,256,966)	(22.1)%

Total Reference Entity — Short		(357,016,007)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$87,170,288

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 3, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Auto Components
BorgWarner, Inc.	124,847	$4,166,145	5.8%

Automobiles
General Motors Co.	427,231	13,568,857	18.9

Building Products
Johnson Controls International PLC	252,742	12,101,287	16.8

Containers & Packaging
Packaging Corp. of America	72,849	10,016,737	14.0
Westrock Co.	180,783	7,202,395	10.0

		17,219,132

Electric Utilities
American Electric Power Co., Inc.	207,361	19,894,215	27.7
Exelon Corp.	413,229	18,727,538	26.0

		38,621,753

Energy Equipment & Services
Halliburton Co.	580,887	18,216,616	25.3

Equity Real Estate Investment Trusts (REITs)
Equity Residential	16,813	1,214,235	1.7

Food & Staples Retailing
Kroger Co.	329,243	15,583,071	21.7

Health Care Equipment & Supplies
Baxter International, Inc.	135,551	8,706,441	12.1

Health Care Providers & Services
Cardinal Health, Inc.	353,079	18,455,439	25.6
CVS Health Corp.	231,801	21,478,681	29.9
HCA Healthcare, Inc.	3,757	631,401	0.9
McKesson Corp.	53,366	17,408,523	24.2
Quest Diagnostics, Inc.	92,902	12,354,108	17.2

		70,328,152

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	266,528	13,259,768	18.5

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.	23,040	$2,184,883	3.0%
McDonald’s Corp.	89,685	22,141,433	30.8

		37,586,084

Household Durables
Toll Brothers, Inc.	340,612	15,191,295	21.1

Household Products
Procter & Gamble Co.	119,871	17,236,251	24.0

Industrial Conglomerates
General Electric Co.	267,633	17,040,193	23.7

Insurance
American International Group, Inc.	184,593	9,438,240	13.1
Hartford Financial Services Group, Inc.	393,494	25,746,312	35.8
Lincoln National Corp.	16,608	776,756	1.1
Marsh & McLennan Cos., Inc.	101,710	15,790,478	22.0

		51,751,786

IT Services
DXC Technology Co.	323,763	9,813,257	13.7

Media
Omnicom Group, Inc.	204,376	13,000,357	18.1

Metals & Mining
Barrick Gold Corp.	853,250	15,093,992	21.0
Newmont Corp.	153,037	9,131,718	12.7

		24,225,710

Oil, Gas & Consumable Fuels
APA Corp.	139,337	4,862,861	6.8
ConocoPhillips	63,288	5,683,895	7.9
Kinder Morgan, Inc.	65,528	1,098,249	1.5
Marathon Petroleum Corp.	223,475	18,371,880	25.6
Occidental Petroleum Corp.	221,541	13,044,334	18.1
Ovintiv, Inc.	278,160	12,291,891	17.1
TC Energy Corp.	39,418	2,042,247	2.8

		57,395,357

Pharmaceuticals
Bristol-Myers Squibb Co.	342,369	26,362,413	36.7
Pfizer, Inc.	467,541	24,513,175	34.1

		50,875,588

Road & Rail
CSX Corp.	346,989	10,083,500	14.0
Norfolk Southern Corp.	140,712	31,982,430	44.5
Union Pacific Corp.	154,291	32,907,185	45.8

		74,973,115

Specialty Retail
AutoZone, Inc.	7,228	15,533,839	21.6
Home Depot, Inc.	65,463	17,954,537	25.0

		33,488,376

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	207,087	9,569,490	13.3

Security	Shares	Value	% of Basket Value

Tobacco
Altria Group, Inc.	445,670	$18,615,636	25.9%

Total Reference Entity — Long		630,488,184

Reference Entity — Short

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	(513,733)	(16,156,903)	(22.5)
TransDigm Group, Inc.	(20,679)	(11,097,799)	(15.4)

		(27,254,702)

Automobiles
Ford Motor Co.	(1,958,061)	(21,793,219)	(30.3)
Tesla, Inc.	(14,634)	(9,854,828)	(13.7)

		(31,648,047)

Chemicals
Ashland Global Holdings, Inc.	(35,756)	(3,684,656)	(5.1)
Corteva, Inc.	(328,440)	(17,781,741)	(24.8)

		(21,466,397)

Consumer Finance
Ally Financial, Inc.	(510,344)	(17,101,627)	(23.8)
Capital One Financial Corp.	(237,224)	(24,716,369)	(34.4)
Navient Corp.	(652,471)	(9,128,069)	(12.7)

		(50,946,065)

Containers & Packaging
Ball Corp.	(139,540)	(9,596,166)	(13.4)
International Paper Co.	(780,416)	(32,644,801)	(45.4)
Sealed Air Corp.	(230,612)	(13,310,925)	(18.5)

		(55,551,892)

Diversified Telecommunication Services
Verizon Communications, Inc.	(340,551)	(17,282,963)	(24.0)

Electric Utilities
Nextera Energy, Inc.	(190,239)	(14,735,913)	(20.5)
Southern Co.	(316,928)	(22,600,136)	(31.4)

		(37,336,049)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(1,012,945)	(15,882,978)	(22.1)
Iron Mountain, Inc.	(390,074)	(18,992,703)	(26.4)

		(34,875,681)

Food Products
Conagra Brands, Inc.	(396,741)	(13,584,412)	(18.9)
Lamb Weston Holdings, Inc.	(324,465)	(23,186,269)	(32.2)
Mondelez International, Inc., Class A	(372,525)	(23,130,077)	(32.2)

		(59,900,758)

Health Care Equipment & Supplies
Boston Scientific Corp.	(296,971)	(11,068,109)	(15.4)

Health Care Providers & Services
DaVita, Inc.	(67,632)	(5,407,855)	(7.5)

Hotels, Restaurants & Leisure
Aramark	(195,343)	(5,983,356)	(8.3)

68	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Household Durables
Newell Brands, Inc.	(24,590)	$(468,194)	(0.7)%
PulteGroup, Inc.	(148,593)	(5,888,740)	(8.2)

		(6,356,934)

Independent Power and Renewable Electricity Producers
AES Corp.	(703,169)	(14,773,581)	(20.6)

Insurance
Prudential Financial, Inc.	(89,896)	(8,601,249)	(12.0)

Machinery
Caterpillar, Inc.	(70,036)	(12,519,635)	(17.4)
Deere & Co.	(3,374)	(1,010,412)	(1.4)

		(13,530,047)

Media
Charter Communications, Inc., Class A	(36,645)	(17,169,282)	(23.9)
Comcast Corp., Class A	(295,213)	(11,584,158)	(16.1)

		(28,753,440)

Metals & Mining
Teck Resources Ltd., Class B	(630,640)	(19,278,665)	(26.8)

Multi-Utilities
Dominion Energy, Inc.	(120,598)	(9,624,926)	(13.4)

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(114,914)	$(6,168,584)	(8.6)%
Enbridge, Inc.	(326,223)	(13,786,184)	(19.2)
Williams Cos., Inc.	(222,801)	(6,953,619)	(9.6)

		(26,908,387)

Road & Rail
Avis Budget Group, Inc.	(64,132)	(9,432,534)	(13.1)

Specialty Retail
Gap, Inc.	(1,017,233)	(8,382,000)	(11.7)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(472,980)	(5,959,548)	(8.3)
Radian Group, Inc.	(623,996)	(12,261,521)	(17.1)

		(18,221,069)

Trading Companies & Distributors
United Rentals, Inc.	(71,549)	(17,379,968)	(24.2)

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(138,540)	(18,639,172)	(25.9)

Total Reference Entity — Short		(558,603,846)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$71,884,338

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$269,434	$(204,957)	$8,859,630	$(23,147,866)
OTC Swaps	—	—	11,719,311	(43,533,453)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$19,347,595	$—	$19,347,595
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	364,413	—	—	364,413
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	7,194,943	1,664,687	8,859,630
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	11,440,661	—	278,650	—	11,719,311

	$—	$—	$11,440,661	$364,413	$26,821,188	$1,664,687	$40,290,949

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$21,755,279	$—	$21,755,279
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	42,060	—	—	42,060

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$22,240,146	$907,720	$23,147,866
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	39,639,892	—	3,893,561	—	43,533,453

	$—	$—	$39,639,892	$42,060	$47,888,986	$907,720	$88,478,658

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$71,184,160	$—	$71,184,160
Forward foreign currency exchange contracts	—	—	—	1,622,187	—	—	1,622,187
Swaps	—	—	356,543,993	—	1,924,653	(3,245,109)	355,223,537

	$—	$—	$356,543,993	$1,622,187	$73,108,813	$(3,245,109)	$428,029,884

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(5,842,704)	$—	$14,944,498	$—	$9,101,794
Forward foreign currency exchange contracts	—	—	—	657,623	—	—	657,623
Swaps	—	—	(57,092,630)	—	(28,350,685)	756,967	(84,686,348)

	$—	$—	$(62,935,334)	$657,623	$(13,406,187)	$756,967	$(74,926,931)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,170,607,003
Average notional value of contracts — short	$3,173,179,223
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$83,718,411
Average amounts sold — in USD	$32,543,397
Interest rate swaps:
Average notional value — pays fixed rate	$1,097,507,382
Average notional value — receives fixed rate	$1,437,070,725
Inflation swaps:
Average notional value — pays fixed rate	$92,151,159
Total return swaps:
Average notional value	$289,468,975

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

70	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$6,074,961	$19,390,803
Forward foreign currency exchange contracts	364,413	42,060
Swaps — centrally cleared	1,013,499	—
Swaps — OTC(a)	11,719,311	43,533,453

Total derivative assets and liabilities in the Statements of Assets and Liabilities	19,172,184	62,966,316

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(7,088,460)	(19,390,803)

Total derivative assets and liabilities subject to an MNA	$12,083,724	$43,575,513

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)
Bank of America N.A.	$100,559	$(100,559)	$—	$—	$—
BNP Paribas S.A.	5,360,689	(5,360,689)	—	—	—
Citibank N.A.	537,896	(537,896)	—	—	—
Deutsche Bank AG	114,212	(1,427)	—	—	112,785
Goldman Sachs International	46,122	—	—	—	46,122
HSBC Bank PLC	2,263,905	(1,921,198)	—	—	342,707
JPMorgan Chase Bank N.A.	37,963	(37,963)	—	—	—
Merrill Lynch International	3,172,830	(3,172,830)	—	—	—
Morgan Stanley & Co. International PLC	261,209	(261,209)	—	—	—
Royal Bank of Canada	173,478	(4,853)	—	—	168,625
Societe Generale	14,861	(3,099)	—	—	11,762

	$12,083,724	$(11,401,723)	$—	$—	$682,001

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities	(b)(e)
Bank of America N.A.	$1,522,534	$(100,559)	$—	$(1,421,975)	$—
Barclays Bank PLC	16,127,150	—	—	—	16,127,150
BNP Paribas S.A.	6,272,832	(5,360,689)	—	—	912,143
Citibank N.A.	3,163,491	(537,896)	—	—	2,625,595
Deutsche Bank AG	1,427	(1,427)	—	—	—
Goldman Sachs Bank USA	4,579,446	—	—	(4,579,446)	—
HSBC Bank PLC	1,921,198	(1,921,198)	—	—	—
HSBC Bank USA N.A.	16,362	—	—	—	16,362
JPMorgan Chase Bank N.A.	1,852,369	(37,963)	—	(1,814,406)	—
Merrill Lynch International	6,976,936	(3,172,830)	—	—	3,804,106
Morgan Stanley & Co. International PLC	1,133,816	(261,209)	—	—	872,607
Royal Bank of Canada	4,853	(4,853)	—	—	—
Societe Generale	3,099	(3,099)	—	—	—

	$43,575,513	$(11,401,723)	$—	$(7,815,827)	$24,357,963

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$136,573,291	$—	$136,573,291
Common Stocks	522,058,770	—	—	522,058,770
Corporate Bonds	—	3,927,475,058	—	3,927,475,058
Non-Agency Mortgage-Backed Securities	—	1,442,129,790	—	1,442,129,790
Preferred Securities
Capital Trust	—	196,190	—	196,190
U.S. Government Sponsored Agency Securities	—	4,631,749,898	—	4,631,749,898
U.S. Treasury Obligations	—	9,959,719	—	9,959,719
Short-Term Securities
Money Market Funds	124,333,675	—	—	124,333,675
U.S. Treasury Obligations	—	1,683,506,673	—	1,683,506,673
Liabilities
Investments
TBA Sale Commitments	—	(1,423,102,913)	—	(1,423,102,913)

	$646,392,445	$10,408,487,706	$—	$11,054,880,151

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$11,440,661	$—	$11,440,661
Foreign Currency Exchange Contracts	—	364,413	—	364,413
Interest Rate Contracts	19,347,595	7,473,593	—	26,821,188
Other Contracts	—	1,664,687	—	1,664,687
Liabilities
Equity Contracts	—	(39,639,892)	—	(39,639,892)
Foreign Currency Exchange Contracts	—	(42,060)	—	(42,060)
Interest Rate Contracts	(21,755,279)	(26,133,707)	—	(47,888,986)
Other Contracts	—	(907,720)	—	(907,720)

	$(2,407,684)	$(45,780,025)	$—	$(48,187,709)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

72	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds

Chile — 1.0%
Corp. Nacional del Cobre de Chile, 3.00%, 09/30/29(a)	USD	200	$174,538

Georgia — 0.8%
Georgian Railway JSC, 4.00%, 06/17/28(a)		200	154,000

Kazakhstan — 0.8%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)		200	143,200

Ukraine — 0.3%
NPC Ukrenergo, 6.88%, 11/09/26(a)		200	48,000

United Arab Emirates(a) — 2.1%
DP World Crescent Ltd., 3.75%, 01/30/30		200	183,537
MDGH GMTN RSC Ltd., 3.00%, 04/19/24		200	197,250

			380,787

Total Corporate Bonds — 5.0% (Cost: $1,177,927)			900,525

Foreign Agency Obligations

Argentina — 2.6%
Argentine Republic Government International Bond
1.00%, 07/09/29		44	10,392
0.50%, 07/09/30(b)		312	68,224
1.13%, 07/09/35(b)		770	160,932
2.00%, 01/09/38(b)		519	150,448
1.13%, 07/09/46(b)		350	79,778

			469,774
Bahrain(a) — 1.9%
Bahrain Government International Bond
5.63%, 09/30/31		200	172,038
5.45%, 09/16/32		200	167,850

			339,888
Benin — 0.5%
Benin Government International Bond, 4.95%, 01/22/35(a)	EUR	140	95,345

Brazil — 2.3%
Brazilian Government International Bond
3.88%, 06/12/30	USD	310	259,780
5.00%, 01/27/45		200	143,412

			403,192
Cayman Islands — 1.5%
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(a)		300	272,213

Chile — 3.7%
Chile Government International Bond
2.55%, 01/27/32		400	339,700
2.55%, 07/27/33		200	163,300
3.50%, 01/25/50		200	154,100

			657,100
Colombia — 3.2%
Colombia Government International Bond
3.25%, 04/22/32		200	145,100

Security		Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued)
5.63%, 02/26/44	USD	400	$287,950
5.00%, 06/15/45		200	133,850

			566,900
Costa Rica(a) — 2.0%
Costa Rica Government International Bond
6.13%, 02/19/31		200	186,037
7.16%, 03/12/45		200	173,788

			359,825
Dominican Republic(a) — 3.2%
Dominican Republic International Bond
4.50%, 01/30/30		300	239,400
4.88%, 09/23/32		180	138,352
6.85%, 01/27/45		250	198,719

			576,471
Ecuador(b) — 1.9%
Ecuador Government International Bond
5.00%, 07/31/30(a)		104	67,933
5.00%, 07/31/30(c)		65	42,600
1.00%, 07/31/35(c)		262	129,385
1.00%, 07/31/35(a)		92	45,211
0.50%, 07/31/40(c)		115	49,081

			334,210
Egypt(a) — 2.5%
Egypt Government International Bond
5.25%, 10/06/25		200	163,500
7.90%, 02/21/48		200	113,000
8.88%, 05/29/50		300	180,000

			456,500
El Salvador(a) — 0.5%
El Salvador Government International Bond
5.88%, 01/30/25		78	28,265
6.38%, 01/18/27		53	17,765
7.65%, 06/15/35		140	44,433

			90,463
Gabon — 1.0%
Gabon Government International Bond, 6.95%, 06/16/25(a)		200	173,475

Ghana — 3.7%
Ghana Government Bond, 20.75%, 01/16/23	GHS	580	69,001
Ghana Government International Bond(a)
7.63%, 05/16/29	USD	405	194,400
8.13%, 03/26/32		200	96,000
8.63%, 04/07/34		235	112,550
8.63%, 06/16/49		200	93,350
Ghana Treasury Note, 17.60%, 02/20/23	GHS	805	93,257

			658,558
Guatemala — 1.0%
Guatemala Government Bond, 4.38%, 06/05/27(a)	USD	200	187,038

Hungary — 3.1%
Hungary Government International Bond
5.25%, 06/16/29(c)		200	199,271

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hungary (continued)
Hungary Government International Bond (continued)
2.13%, 09/22/31(a)	USD	400	$308,825
7.63%, 03/29/41		40	46,283

			554,379
Indonesia — 3.9%
Indonesia Government International Bond
2.85%, 02/14/30		200	178,037
1.30%, 03/23/34	EUR	180	133,433
4.75%, 07/18/47(a)	USD	200	183,350
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(c)		200	198,500

			693,320
Ivory Coast(a) — 1.6%
Ivory Coast Government International Bond
4.88%, 01/30/32	EUR	100	75,145
5.75%, 12/31/32	USD	72	61,867
6.13%, 06/15/33		200	155,787

			292,799

Jamaica — 1.2%
Jamaica Government International Bond, 6.75%, 04/28/28		200	206,038

Jordan(a) — 2.1%
Jordan Government International Bond
5.75%, 01/31/27		200	175,250
5.85%, 07/07/30		250	197,703

			372,953
Kenya — 0.8%
Kenya Government International Bond, 7.25%, 02/28/28(a)		200	143,000

Mexico — 3.8%
Mexico Government International Bond
4.50%, 04/22/29		200	194,200
4.75%, 04/27/32		200	192,200
2.25%, 08/12/36	EUR	140	101,626
5.00%, 04/27/51	USD	240	198,795

			686,821
Morocco — 0.8%
Morocco Government International Bond, 3.00%,
12/15/32(a)		200	142,000

Oman(a) — 5.3%
Oman Government International Bond
4.75%, 06/15/26		200	190,000
5.63%, 01/17/28		400	384,000
6.50%, 03/08/47		200	167,750
6.75%, 01/17/48		250	215,000

			956,750
Panama — 3.9%
Panama Government International Bond
3.88%, 03/17/28		200	190,912
3.16%, 01/23/30		200	178,162
4.50%, 05/15/47		200	165,163
4.50%, 04/01/56		200	159,288

			693,525

Security		Par (000)	Value

Paraguay — 1.0%
Paraguay Government International Bond, 4.95%, 04/28/31(a)	USD	200	$184,538

Peru — 2.9%
Peruvian Government International Bond
4.13%, 08/25/27		100	98,050
2.78%, 01/23/31		78	66,388
1.86%, 12/01/32		70	53,235
3.00%, 01/15/34		155	127,177
3.30%, 03/11/41		100	75,300
5.63%, 11/18/50		102	105,908

			526,058
Philippines — 1.9%
Philippine Government International Bond, 3.00%, 02/01/28		363	343,075

Qatar(a) — 2.5%
Qatar Government International Bond
3.75%, 04/16/30		250	247,500
4.82%, 03/14/49		200	201,000

			448,500
Romania — 2.9%
Romanian Government International Bond
3.00%, 02/27/27(a)		110	96,993
5.25%, 11/25/27(c)		40	38,100
3.00%, 02/14/31(a)		206	158,465
3.63%, 03/27/32(a)		50	39,041
2.00%, 04/14/33(a)	EUR	210	142,192
5.13%, 06/15/48(a)	USD	60	46,624

			521,415
Saudi Arabia(a) — 3.9%
Saudi Government International Bond
3.25%, 10/22/30		200	188,000
2.75%, 02/03/32		400	356,000
3.75%, 01/21/55		200	163,750

			707,750
Serbia — 0.5%
Serbia International Bond, 1.00%, 09/23/28(a)	EUR	120	91,352

South Africa — 3.7%
Republic of South Africa Government International Bond
4.30%, 10/12/28	USD	200	170,725
4.85%, 09/30/29		200	170,725
5.88%, 06/22/30		200	180,600
5.65%, 09/27/47		200	136,537

			658,587
Sri Lanka(a)(d)(e) — 0.7%
Sri Lanka Government International Bond
6.35%, 06/28/24		200	56,022
6.13%, 06/03/25		200	64,850

			120,872
Supranational — 0.5%
Banque Ouest Africaine de Developpement, 2.75%, 01/22/33(a)	EUR	100	83,190

74	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ukraine(a) — 1.6%
Ukraine Government International Bond
7.75%, 09/01/24	USD	300	$75,000
7.75%, 09/01/25		230	56,925
7.75%, 09/01/27		130	32,825
7.25%, 03/15/33		200	49,000
0.00%, 05/31/40(f)		304	74,480

			288,230
United Arab Emirates(a) — 3.0%
Abu Dhabi Government International Bond
2.50%, 09/30/29		200	183,787
1.70%, 03/02/31		200	167,788
3.88%, 04/16/50		200	177,912

			529,487
Uruguay — 3.3%
Uruguay Government International Bond
4.38%, 01/23/31		350	353,784
4.13%, 11/20/45		66	60,703
5.10%, 06/18/50		160	160,480
4.98%, 04/20/55		21	20,468

			595,435

Total Foreign Agency Obligations — 86.4% (Cost: $19,948,193)			15,481,026

Total Long-Term Investments — 91.4% (Cost: $21,126,120)			16,381,551

		Shares

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.33%(g)(h)		795,792	795,792

Total Short-Term Securities — 4.4% (Cost: $795,792)			795,792

Options Purchased — 0.0% (Cost: $8,244)			1

Total Investments — 95.8% (Cost: $21,930,156)			17,177,344

Other Assets Less Liabilities — 4.2%			745,745

Net Assets — 100.0%			$17,923,089

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,070,329	$—	$(274,537	)(a)	$—	$—	$795,792	795,792	$1,677	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Long Bond	7	09/21/22	$967	$5,111

Short Contracts
30-Year Euro Buxl Bond	2	09/08/22	343	18,317
10-Year U.S. Treasury Note	2	09/21/22	237	3,743

				22,060

				$27,171

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,000	USD	10,477	BNP Paribas S.A.	07/19/22	$12
MXN	2,257,207	USD	111,690	Deutsche Bank AG	07/19/22	272
USD	801,652	EUR	759,600	Bank of America N.A.	07/19/22	4,910
USD	10,556	EUR	10,000	Morgan Stanley & Co. International PLC	07/19/22	67
USD	10,526	EUR	10,000	Natwest Markets PLC	07/19/22	36

						5,297

BRL	429,668	USD	85,171	Bank of America N.A.	07/19/22	(3,422)
CLP	48,388,100	USD	56,324	Bank of America N.A.	07/19/22	(3,751)
EUR	10,000	USD	10,781	Bank of America N.A.	07/19/22	(292)
EUR	10,000	USD	10,525	Bank of America N.A.	07/19/22	(36)
EUR	10,000	USD	10,528	Morgan Stanley & Co. International PLC	07/19/22	(38)
EUR	10,000	USD	10,505	Morgan Stanley & Co. International PLC	07/19/22	(16)
EUR	10,000	USD	10,717	UBS AG	07/19/22	(228)
EUR	10,000	USD	10,710	UBS AG	07/19/22	(221)
USD	10,450	EUR	10,000	UBS AG	07/19/22	(39)
USD	354,011	MXN	7,180,000	Natwest Markets PLC	07/19/22	(2,133)
USD	42,737	ZAR	696,758	Barclays Bank PLC	07/19/22	(30)
USD	133,244	ZAR	2,173,242	Morgan Stanley & Co. International PLC	07/19/22	(149)
ZAR	3,072,538	USD	191,977	Morgan Stanley & Co. International PLC	07/19/22	(3,385)
USD	321,774	TRY	5,739,522	Deutsche Bank AG	07/21/22	(18,280)

						(32,020)

						$(26,723)

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value
Put
USD Currency	Barclays Bank PLC	07/01/22	JPY 126.50	USD 900	$1

76	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kingdom of Saudi Arabia	1.00%	Quarterly	Goldman Sachs International	06/20/27	USD	240	$(3,172)	$(5,379)	$2,207
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	240	19,917	9,983	9,934
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	93	7,681	6,657	1,024
Republic of Turkey	1.00	Quarterly	Barclays Bank PLC	06/20/27	USD	130	34,938	24,643	10,295
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	258	69,337	49,171	20,166
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	302	81,163	57,557	23,606

							$209,864	$142,632	$67,232

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$148,011	$(5,379)	$67,232	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$27,171	$—	$27,171
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	5,297	—	—	5,297
Options purchased
Investments at value — unaffiliated(b)	—	—	—	1	—	—	1
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	215,243	—	—	—	—	215,243

	$—	$215,243	$—	$5,298	$27,171	$—	$247,712

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$32,020	$—	$—	$32,020
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	5,379	—	—	—	—	5,379

	$—	$5,379	$—	$32,020	$—	$—	$37,399

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$341,276	$—	$341,276
Forward foreign currency exchange contracts	—	—	—	334,819	—	—	334,819
Swaps	—	26,663	—	—	(15,771)	—	10,892

	$—	$26,663	$—	$334,819	$325,505	$—	$686,987

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$5,362	$—	$5,362
Forward foreign currency exchange contracts	—	—	—	(125,731)	—	—	(125,731)
Options purchased(a)	—	—	—	(8,243)	—	—	(8,243)
Swaps	—	31,277	—	—	—	—	31,277

	$—	$31,277	$—	$(133,974)	$5,362	$—	$(97,335)

(a)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$483,328
Average notional value of contracts — short	$1,068,965
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,484,138
Average amounts sold — in USD	$565,655
Credit default swaps:
Average notional value — buy protection	$1,151,250
Interest rate swaps:
Average notional value — receives fixed rate	$—	(a)

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments
Futures contracts	$10,224		$14,225
Forward foreign currency exchange contracts	5,297		32,020
Options	1	(a)	—
Swaps — OTC(b)	215,243		5,379

Total derivative assets and liabilities in the Statements of Assets and Liabilities	230,765		51,624

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(10,224)		(14,225)

Total derivative assets and liabilities subject to an MNA	$220,541		$37,399

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)
Bank of America N.A.	$4,910	$(4,910)	$—	$—	$—
Barclays Bank PLC	34,939	(30)	—	—	34,909
BNP Paribas S.A.	12	—	—	—	12
Deutsche Bank AG	272	(272)	—	—	—
Goldman Sachs International	152,707	(5,379)	—	—	147,328
Morgan Stanley & Co. International PLC	27,665	(3,588)	—	—	24,077
Natwest Markets PLC	36	(36)	—	—	—

	$220,541	$(14,215)	$—	$—	$206,326

78	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2022	BlackRock Sustainable Emerging Markets Bond Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)
Bank of America N.A.	$7,501	$(4,910)	$—	$—	$2,591
Barclays Bank PLC	30	(30)	—	—	—
Deutsche Bank AG	18,280	(272)	—	—	18,008
Goldman Sachs International	5,379	(5,379)	—	—	—
Morgan Stanley & Co. International PLC	3,588	(3,588)	—	—	—
Natwest Markets PLC	2,133	(36)	—	—	2,097
UBS AG	488	—	—	—	488

	$37,399	$(14,215)	$—	$—	$23,184

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$900,525	$—	$900,525
Foreign Agency Obligations	—	15,481,026	—	15,481,026
Short-Term Securities
Money Market Funds	795,792	—	—	795,792
Options Purchased
Foreign Currency Exchange Contracts	—	1	—	1

	$795,792	$16,381,552	$—	$17,177,344

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$67,232	$—	$67,232
Foreign Currency Exchange Contracts	—	5,297	—	5,297
Interest Rate Contracts	27,171	—	—	27,171
Liabilities
Foreign Currency Exchange Contracts	—	(32,020)	—	(32,020)

	$27,171	$40,509	$—	$67,680

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	79

Statements of Assets and Liabilities (unaudited)

June 30, 2022

	BlackRock Systematic Multi-Strategy Fund	BlackRock Sustainable Emerging Markets Bond Fund

ASSETS
Investments, at value — unaffiliated(a)	$12,353,649,389	$16,381,552
Investments, at value — affiliated(b)	124,333,675	795,792
Cash	1,240,697	2,078
Cash pledged:
Futures contracts	58,998,000	23,000
Centrally cleared swaps	36,689,000	—
Foreign currency, at value(c)	49,577,301	52,977
Receivables:
Investments sold	2,648,581	431,894
Swaps	1,106,172,309	—
TBA sale commitments	1,435,416,368	—
Capital shares sold	55,936,508	—
Dividends — unaffiliated	1,029,088	—
Dividends — affiliated	122,899	669
Interest — unaffiliated	45,621,875	275,242
From the Manager	—	17,904
Principal paydowns	766,946	—
Variation margin on futures contracts	6,074,961	10,224
Variation margin on centrally cleared swaps	1,013,499	—
Swap premiums paid	—	148,011
Unrealized appreciation on:
Forward foreign currency exchange contracts	364,413	5,297
OTC swaps	11,719,311	67,232
Prepaid expenses	374,989	71,674

Total assets	15,291,749,809	18,283,546

LIABILITIES
Cash received:
Collateral — OTC derivatives	26,521,806	—
Collateral — TBA commitments	6,931,000	—
TBA sale commitments, at value(d)	1,423,102,913	—
Payables:
Investments purchased	2,930,498,933	181,701
Swaps	1,037,542,960	—
Accounting services fees	442,225	11,701
Administration fees	326,981	—
Capital shares redeemed	40,361,648	—
Custodian fees	175,530	6,909
Income dividend distributions	—	79,236
Investment advisory fees	5,768,910	—
Trustees’ and Officer’s fees	18,997	356
Recoupment of past waived fees	754,180	—
Other accrued expenses	173,707	1,807
Professional fees	78,424	26,225
Service and distribution fees	113,753	—
Transfer agent fees	2,624,683	898
Variation margin on futures contracts	19,390,803	14,225
Swap premiums received	—	5,379
Unrealized depreciation on:
Forward foreign currency exchange contracts	42,060	32,020
OTC swaps	43,533,453	—

Total liabilities	5,538,402,966	360,457

NET ASSETS	$9,753,346,843	$17,923,089

80	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2022

	BlackRock Systematic Multi-Strategy Fund	BlackRock Sustainable Emerging Markets Bond Fund

NET ASSETS CONSIST OF
Paid-in capital	$9,941,068,021	$25,314,500
Accumulated loss	(187,721,178)	(7,391,411)

NET ASSETS	$9,753,346,843	$17,923,089

(a) Investments, at cost — unaffiliated	$12,837,625,209	$21,134,364
(b) Investments, at cost — affiliated	$124,333,675	$795,792
(c) Foreign currency, at cost	$49,742,214	$55,059
(d) Proceeds from TBA sale commitments	$1,435,416,368	$—

F I N A N C I A L S T A T E M E N T S	81

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2022

	BlackRock Systematic Multi-Strategy Fund	BlackRock Sustainable Emerging Markets Bond Fund

NET ASSET VALUE

Institutional
Net assets	$9,172,673,511	$197,311

Shares outstanding	909,432,610	27,773

Net asset value	$10.09	$7.10

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A
Net assets	$445,686,659	N/A

Shares outstanding	44,324,135	N/A

Net asset value	$10.06	N/A

Shares authorized	Unlimited	N/A

Par value	$0.001	N/A

Investor C
Net assets	$23,325,359	N/A

Shares outstanding	2,346,400	N/A

Net asset value	$9.94	N/A

Shares authorized	Unlimited	N/A

Par value	$0.001	N/A

Class K
Net assets	$111,661,314	$17,725,778

Shares outstanding	11,069,366	2,495,112

Net asset value	$10.09	$7.10

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

82	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended June 30, 2022

	BlackRock Systematic Multi-Strategy Fund	BlackRock Sustainable Emerging Markets Bond Fund

INVESTMENT INCOME
Dividends — unaffiliated	$7,837,286	$—
Dividends — affiliated	487,007	1,677
Interest — unaffiliated	92,148,843	560,563
Foreign taxes withheld	—	(1,052)

Total investment income	100,473,136	561,188

EXPENSES
Investment advisory	32,932,036	55,583
Transfer agent — class specific	4,960,928	1,164
Administration	1,566,710	4,295
Administration — class specific	906,911	2,021
Recoupment of past waived and/or reimbursed fees — class specific	678,632	—
Service and distribution — class specific	647,225	—
Registration	627,054	31,009
Accounting services	356,482	8,735
Custodian	136,730	6,744
Professional	77,205	65,285
Trustees and Officer	48,093	758
Printing and postage	35,324	25,007
Recoupment of past waived and/or reimbursed fees	8,566	—
Miscellaneous	144,827	4,400

Total expenses	43,126,723	205,001
Less:
Administration fees waived	—	(4,295)
Administration fees waived — class specific	(108,121)	(2,021)
Fees waived and/or reimbursed by the Manager	(174,217)	(137,812)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(6,800)	(1,087)

Total expenses after fees waived and/or reimbursed	42,837,585	59,786

Net investment income	57,635,551	501,402

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(193,676,970)	(923,447)
Investments — affiliated	(130,872)	—
Forward foreign currency exchange contracts	1,622,187	334,819
Foreign currency transactions	(3,380,078)	1,576
Futures contracts	71,184,160	341,276
Swaps	355,223,537	10,892

	230,841,964	(234,884)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(528,095,170)	(4,689,670)
Investments — affiliated	104,924	—
Forward foreign currency exchange contracts	657,623	(125,731)
Foreign currency translations	(314,963)	(3,362)
Futures contracts	9,101,794	5,362
Swaps	(84,686,348)	31,277

	(603,232,140)	(4,782,124)

Net realized and unrealized loss	(372,390,176)	(5,017,008)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(314,754,625)	$(4,515,606)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	83

Statements of Changes in Net Assets

	BlackRock Systematic Multi-Strategy Fund		BlackRock Sustainable Emerging Markets Bond Fund
	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$57,635,551	$61,369,450	$501,402	$1,208,001
Net realized gain (loss)	230,841,964	255,696,487	(234,884)	(854,109)
Net change in unrealized appreciation (depreciation)	(603,232,140)	20,436,088	(4,782,124)	(809,962)

Net increase (decrease) in net assets resulting from operations	(314,754,625)	337,502,025	(4,515,606)	(456,070)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(190,205,103)	(4,013)	(139,228)
Investor A	—	(8,791,602)	—	—
Investor C	—	(368,271)	—	—
Class K	—	(966,895)	(478,864)	(1,193,553)

Decrease in net assets resulting from distributions to shareholders	—	(200,331,871)	(482,877)	(1,332,781)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,192,707,312	4,462,373,158	22,029	255,612

NET ASSETS
Total increase (decrease) in net assets	1,877,952,687	4,599,543,312	(4,976,454)	(1,533,239)
Beginning of period	7,875,394,156	3,275,850,844	22,899,543	24,432,782

End of period	$9,753,346,843	$7,875,394,156	$17,923,089	$22,899,543

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

84	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund

	Institutional
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019	2018	2017

Net asset value, beginning of period	$10.45		$10.10		$9.88		$9.47	$10.15	$9.61

Net investment income(a)	0.06		0.11		0.14		0.23	0.29	0.22
Net realized and unrealized gain (loss)		(0.42)	0.51		0.21		0.56	(0.12)	0.73

Net increase (decrease) from investment operations		(0.36)	0.62		0.35		0.79	0.17	0.95

Distributions(b)
From net investment income	—		(0.18)		(0.13)		(0.18)	(0.29)	(0.22)
From net realized gain	—		(0.09)		(0.00	)(c)	(0.20)	(0.56)	(0.19)
Return of capital	—		—		(0.00	)(c)	—	—	—

Total distributions	—		(0.27)		(0.13)		(0.38)	(0.85)	(0.41)

Net asset value, end of period	$10.09		$10.45		$10.10		$9.88	$9.47	$10.15

Total Return(d)
Based on net asset value	(3.45	)%(e)	6.19%		3.57%		8.43%	1.74%	10.00%

Ratios to Average Net Assets(f)
Total expenses	0.94	%(g)(h)	0.96	%(i)	0.99%		1.29%	2.33%	2.16%

Total expenses after fees waived and/or reimbursed	0.93	%(h)	0.95%		0.95%		0.95%	0.95%	0.95%

Total expenses after fees waived and/or reimbursed and excluding excise tax	0.93	%(h)	0.95%		0.95%		0.95%	0.95%	0.95%

Net investment income	1.28	%(h)	1.09%		1.38%		2.27%	2.93%	2.19%

Supplemental Data
Net assets, end of period (000)	$9,172,674		$7,451,022		$3,091,298		$277,782	$32,961	$27,328

Portfolio turnover rate(j)(k)		436%	936%		503%		442%	426%	424%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the six months ended June 30, 2022, the expense ratio would have been 0.92%.

(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/22 (unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	209%	417%	258%	267%	220%	251%

(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)

	Investor A
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021	2020		2019	2018	2017

Net asset value, beginning of period	$10.43		$10.09	$9.87		$9.46	$10.15	$9.60

Net investment income(a)	0.05		0.08	0.14		0.20	0.22	0.19
Net realized and unrealized gain (loss)		(0.42)	0.51	0.19		0.58	(0.09)	0.74

Net increase (decrease) from investment operations		(0.37)	0.59	0.33		0.78	0.13	0.93

Distributions(b)
From net investment income	—		(0.16)	(0.11)		(0.17)	(0.26)	(0.19)
From net realized gain	—		(0.09)	(0.00	)(c)	(0.20)	(0.56)	(0.19)
Return of capital	—		—	(0.00	)(c)	—	—	—

Total distributions	—		(0.25)	(0.11)		(0.37)	(0.82)	(0.38)

Net asset value, end of period	$10.06		$10.43	$10.09		$9.87	$9.46	$10.15

Total Return(d)
Based on net asset value	(3.55	)%(e)	5.85%	3.34%		8.25%	1.41%	9.83%

Ratios to Average Net Assets(f)
Total expenses	1.21	%(g)(h)	1.23%	1.31%		1.60%	2.73%	2.63%

Total expenses after fees waived and/or reimbursed	1.20	%(h)	1.20%	1.20%		1.20%	1.20%	1.20%

Total expenses after fees waived and/or reimbursed and excluding excise tax	1.20	%(h)	1.20%	1.20%		1.20%	1.20%	1.20%

Net investment income	1.02	%(h)	0.81%	1.34%		1.95%	2.21%	1.94%

Supplemental Data
Net assets, end of period (000)	$445,687		$369,323	$179,389		$74,536	$2,725	$1,469

Portfolio turnover rate(i)(j)		436%	936%	503%		442%	426%	424%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the six months ended June 30, 2022, the expense ratio would have been 1.20%.

(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/22 (unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017

Portfolio turnover rate (excluding MDRs)	209%	417%	258%	267%	220%	251%

(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

86	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)

	Investor C
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,
			2021		2020		2019	2018	2017

Net asset value, beginning of period	$10.35		$10.05		$9.87		$9.47	$10.16	$9.58

Net investment income(a)	0.02		0.02		0.01		0.08	0.20	0.12
Net realized and unrealized gain (loss)		(0.43)	0.50		0.24		0.62	(0.14)	0.73

Net increase (decrease) from investment operations		(0.41)	0.52		0.25		0.70	0.06	0.85

Distributions(b)
From net investment income	—		(0.13)		(0.07)		(0.10)	(0.19)	(0.08)
From net realized gain	—		(0.09)		(0.00	)(c)	(0.20)	(0.56)	(0.19)
Return of capital	—		—		(0.00	)(c)	—	—	—

Total distributions	—		(0.22)		(0.07)		(0.30)	(0.75)	(0.27)

Net asset value, end of period	$9.94		$10.35		$10.05		$9.87	$9.47	$10.16

Total Return(d)
Based on net asset value	(3.96	)%(e)	5.18%		2.55%		7.43%	0.65%	8.97%

Ratios to Average Net Assets(f)
Total expenses	1.91	%(g)(h)	1.95	%(i)	2.07%		2.51%	3.48%	3.30%

Total expenses after fees waived and/or reimbursed	1.90	%(h)	1.94%		1.95%		1.95%	1.95%	1.95%

Total expenses after fees waived and/or reimbursed and excluding excise tax	1.90	%(h)	1.94%		1.95%		1.95%	1.95%	1.95%

Net investment income	0.31	%(h)	0.15%		0.10%		0.76%	2.01%	1.18%

Supplemental Data
Net assets, end of period (000)	$23,325		$17,977		$4,868		$305	$75	$67

Portfolio turnover rate(j)(k)		436%	936%		503%		442%	426%	424%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the six months ended June 30, 2022, the expense ratio would have been 1.89%.

(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/22 (unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	209%	417%	258%	267%	220%	251%

(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Class K
	Six Months Ended 06/30/22 (unaudited)		Year Ended 12/31/21		Period from 09/29/20 to 12/31/20	(a)

Net asset value, beginning of period	$10.45		$10.10		$10.22

Net investment income(b)	0.07		0.17		0.01
Net realized and unrealized gain (loss)		(0.43)	0.46		(0.06)

Net increase (decrease) from investment operations		(0.36)	0.63		(0.05)

Distributions(c)
From net investment income	—		(0.19)		(0.07)
From net realized gain	—		(0.09)		(0.00	)(d)
Return of capital	—		—		(0.00	)(d)

Total distributions	—		(0.28)		(0.07)

Net asset value, end of period	$10.09		$10.45		$10.10

Total Return(e)
Based on net asset value	(3.45	)%(f)	6.28%		(0.53	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.81	%(h)(i)	0.84	%(h)	0.99	%(i)

Total expenses after fees waived and/or reimbursed	0.81	%(i)	0.83%		0.90	%(i)

Total expenses after fees waived and/or reimbursed and excluding excise tax	0.81	%(i)	0.83%		0.90	%(i)

Net investment income	1.45	%(i)	1.58%		0.35	%(i)

Supplemental Data
Net assets, end of period (000)	$111,661		$37,071		$296

Portfolio turnover rate(j)(k)		436%	936%		503%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/22 (unaudited)	Year Ended 12/31/21	Period from 09/29/20 to 12/31/20	(a)

Portfolio turnover rate (excluding MDRs)	209%	417%	258%

(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

88	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Bond Fund

	Institutional
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,				Period from 07/27/17 to 12/31/17	(a)
			2021	2020	2019	2018

Net asset value, beginning of period	$9.09		$9.74	$9.59	$8.83	$9.93	$10.00

Net investment income(b)	0.19		0.42	0.41	0.46	0.37	0.21
Net realized and unrealized gain (loss)		(1.99)	(0.60)	0.24	0.77	(0.95)	(0.06)

Net increase (decrease) from investment operations		(1.80)	(0.18)	0.65	1.23	(0.58)	0.15

Distributions from net investment income(c)		(0.19)	(0.47)	(0.50)	(0.47)	(0.52)	(0.22)

Net asset value, end of period	$7.10		$9.09	$9.74	$9.59	$8.83	$9.93

Total Return(d)
Based on net asset value	(20.00	)%(e)	(1.86)%	7.20%	14.07%	(5.95)%	1.53	%(e)

Ratios to Average Net Assets(f)
Total expenses	2.77	%(g)	1.63%	1.72%	1.58%	1.86%	1.35	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.68	%(g)	0.68%	0.68%	0.68%	0.67%	0.65	%(g)

Net investment income	4.88	%(g)	4.49%	4.43%	4.81%	3.95%	4.93	%(g)

Supplemental Data
Net assets, end of period (000)	$197		$220	$146	$48	$44	$50

Portfolio turnover rate		26%	55%	80%	68%	59%	23%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.03%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Bond Fund (continued)

	Class K
	Six Months Ended 06/30/22 (unaudited)		Year Ended December 31,				Period from 07/27/17 to 12/31/17	(a)
			2021	2020	2019	2018

Net asset value, beginning of period	$9.09		$9.73	$9.59	$8.83	$9.93	$10.00

Net investment income(b)	0.20		0.43	0.41	0.46	0.38	0.21
Net realized and unrealized gain (loss)		(2.00)	(0.59)	0.23	0.77	(0.96)	(0.06)

Net increase (decrease) from investment operations		(1.80)	(0.16)	0.64	1.23	(0.58)	0.15

Distributions from net investment income(c)		(0.19)	(0.48)	(0.50)	(0.47)	(0.52)	(0.22)

Net asset value, end of period	$7.10		$9.09	$9.73	$9.59	$8.83	$9.93

Total Return(d)
Based on net asset value	(19.96	)%(e)	(1.67)%	7.18%	14.17%	(5.87)%	1.55	%(e)

Ratios to Average Net Assets(f)
Total expenses	2.02	%(g)	1.67%	1.59%	1.45%	1.70%	1.31	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.59	%(g)	0.59%	0.59%	0.59%	0.59%	0.59	%(g)

Net investment income	4.96	%(g)	4.54%	4.52%	4.90%	4.03%	4.98	%(g)

Supplemental Data
Net assets, end of period (000)	$17,726		$22,679	$24,287	$23,938	$22,042	$24,770

Portfolio turnover rate		26%	55%	80%	68%	59%	23%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.98%.

See notes to financial statements.

90	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds IV and BlackRock Funds V (each, a “Trust” or collectively, the “Trusts”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Systematic Multi-Strategy Fund	Systematic Multi-Strategy Fund	Diversified
BlackRock Sustainable Emerging Markets Bond Fund	Sustainable Emerging Markets Bond Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

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Notes to Financial Statements (unaudited) (continued)

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared daily and paid monthly for Sustainable Emerging Markets Bond Fund and declared and paid annually for Systematic Multi-Strategy Fund. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Board, the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

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Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

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Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

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Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

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Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

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Notes to Financial Statements (unaudited) (continued)

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

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Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

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Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can

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Notes to Financial Statements (unaudited) (continued)

experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

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Foreign currency options — The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and

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Notes to Financial Statements (unaudited) (continued)

Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

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Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

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Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of

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Notes to Financial Statements (unaudited) (continued)

Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Investment Advisory Fees
Average Daily Net Assets	Systematic Multi-Strategy Fund
First $1 billion	0.80%
$1 billion — $3 billion	0.75
$3 billion — $5 billion	0.72
$5 billion — $10 billion	0.70
Greater than $10 billion	0.68

Investment Advisory Fees
Average Daily Net Assets	Sustainable Emerging Markets Bond Fund
First $1 billion	0.55%
$1 billion — $2 billion	0.51
$2 billion — $3 billion	0.48
Greater than $3 billion	0.46

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Systematic Multi-Strategy Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Systematic Multi-Strategy Fund
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Fund Name	Investor A	Investor C	Total
Systematic Multi-Strategy Fund	$536,957	$110,268	$647,225

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (unaudited) (continued)

Average Daily Net Assets	Administration Fees
$1 billion - $2 billion	0.0375%
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended June 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy Fund	$852,877	$42,956	$2,205	$8,873	$906,911
Sustainable Emerging Markets Bond Fund	17	—	—	2,004	2,021

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2022, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional
Systematic Multi-Strategy Fund	$782

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy Fund	$2,664	$368	$32	$—	$3,064
Sustainable Emerging Markets Bond Fund	12	—	—	11	23

For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy Fund	$4,651,170	$300,265	$9,070	$423	$4,960,928
Sustainable Emerging Markets Bond Fund	569	—	—	595	1,164

Other Fees: For the six months ended June 30, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A
Systematic Multi-Strategy Fund	$4,873

For the six months ended June 30, 2022, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C
Systematic Multi-Strategy Fund	$7,884	$4,140

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Systematic Multi-Strategy Fund	$174,217
Sustainable Emerging Markets Bond Fund	283

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.

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Notes to Financial Statements (unaudited) (continued)

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K
Systematic Multi-Strategy Fund	0.95%	1.20%	1.95%	0.90%
Sustainable Emerging Markets Bond Fund	0.68	—	—	0.59

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2022, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Sustainable Emerging Markets Bond Fund	$137,529

Fund Name	Administration Fees Waived
Sustainable Emerging Markets Bond Fund	$4,295

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2022, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Systematic Multi-Strategy Fund	$101,580	$6,541	$—	$108,121
Sustainable Emerging Markets Bond Fund	17	—	2,004	2,021

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Systematic Multi-Strategy Fund	$—	$6,800	$—	$6,800
Sustainable Emerging Markets Bond Fund	492	—	595	1,087

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective May 19, 2022, for Systematic Multi-Strategy Fund, and effective July 27, 2024, for Emerging Markets Bond Fund, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.

For the six months ended June 30, 2022, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

Fund Name	Fund Level	Institutional	Investor A	Investor C	Class K
Systematic Multi-Strategy Fund	$8,566	$670,504	$6,557	$1,569	$2

As of June 30, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring
Fund Name/Fund Level/Share Class	December 31, 2022	December 31, 2023	July 27, 2024
Sustainable Emerging Markets Bond Fund
Fund Level	$223,272	$275,874	$141,824
Institutional	57	994	509
Class K	4,661	6,573	2,599

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements (unaudited) (continued)

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on May 19, 2022:

Fund Name/Fund Level/Share Class	Expired May 19, 2022
Systematic Multi-Strategy Fund
Fund Level	$—
Institutional	—
Investor A	202,017
Investor C	—
Class K	—

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Systematic Multi-Strategy Fund	$52,985,656	$1,070,946	$(11,185)

7.	PURCHASES AND SALES

For the six months ended June 30, 2022, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, excluding short-term investments, were as follows:

	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Systematic Multi-Strategy Fund	$—	$9,000,000	$40,181,059,331	$37,794,966,258
Sustainable Emerging Markets Bond Fund	—	—	5,435,098	4,790,579

For the six months ended June 30, 2022, purchases and sales related to mortgage dollar rolls were as follows:

Fund Name	Purchases	Sales
Systematic Multi-Strategy Fund	$19,603,368,975	$19,627,757,796

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements (unaudited) (continued)

As of December 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring
Sustainable Emerging Markets Bond Fund	$2,432,129

As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Systematic Multi-Strategy Fund	$12,979,725,597	$288,026,315	$(825,643,102)	$(537,616,787)
Sustainable Emerging Markets Bond Fund	21,987,170	155,155	(4,897,300)	(4,742,145)

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

N O T E S T O F I N A N C I A L S T A T E M E N T S	101

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

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Notes to Financial Statements (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/22		Year Ended 12/31/21
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Systematic Multi-Strategy Fund
Institutional
Shares sold	365,169,781	$3,736,397,272	488,514,597	$5,079,938,866
Shares issued in reinvestment of distributions	36	378	17,578,211	183,516,524
Shares redeemed	(168,671,277)	(1,719,240,056)	(99,217,185)	(1,032,036,570)

	196,498,540	$2,017,157,594	406,875,623	$4,231,418,820

Investor A
Shares sold and automatic conversion of shares	17,048,404	$174,367,562	28,435,742	$293,585,920
Shares issued in reinvestment of distributions	—	—	831,331	8,670,790
Shares redeemed	(8,123,524)	(82,523,224)	(11,653,480)	(121,420,721)

	8,924,880	$91,844,338	17,613,593	$180,835,989

Investor C
Shares sold	1,102,034	$11,166,415	1,374,606	$14,251,310
Shares issued in reinvestment of distributions	—	—	35,070	362,626
Shares redeemed and automatic conversion of shares	(492,494)	(4,952,360)	(156,928)	(1,616,706)

	609,540	$6,214,055	1,252,748	$12,997,230

Class K
Shares sold	10,376,533	$106,363,586	3,637,726	$38,369,029
Shares issued in reinvestment of distributions	—	—	15,313	159,863
Shares redeemed	(2,855,907)	(28,872,261)	(133,653)	(1,407,773)

	7,520,626	$77,491,325	3,519,386	$37,121,119

	213,553,586	$2,192,707,312	429,261,350	$4,462,373,158

	Six Months Ended 06/30/22		Year Ended 12/31/21
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Sustainable Emerging Markets Bond Fund
Institutional
Shares sold	22,279	$183,568	464,091	$4,490,976
Shares issued in reinvestment of distributions	401	3,113	14,506	136,867
Shares redeemed	(19,122)	(163,340)	(469,346)	(4,374,827)

	3,558	$23,341	9,251	$253,016

Class K
Shares sold	40	$335	304	$2,809
Shares issued in reinvestment of distributions	5	43	4	39
Shares redeemed	(214)	(1,690)	(27)	(252)

	(169)	$(1,312)	281	$2,596

	3,389	$22,029	9,532	$255,612

As of June 30, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Class K	Total

Systematic Multi-Strategy Fund	—	29,354	29,354
Sustainable Emerging Markets Bond Fund	5,000	2,495,000	2,500,000

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Disclosure of Investment Advisory Agreements and Sub-Advisory  Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of each of BlackRock Funds IV and BlackRock Funds V (together, the “Trusts” and each, a “Trust”) met on April 14, 2022 (the “April Meeting”) and May 19-20, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each of BlackRock Funds IV, on behalf of BlackRock Systematic Multi-Strategy Fund (the “Systematic Multi-Strategy Fund”), and BlackRock Funds V, on behalf of BlackRock Sustainable Emerging Markets Bond Fund (the “Sustainable Emerging Markets Bond Fund” and together with the Systematic Multi-Strategy Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of each Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of each Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, in light of the Systematic Multi-Strategy Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board reviewed and considered the Systematic Multi-Strategy Fund’s performance relative to the Systematic Multi-Strategy Fund’s Outcome-Oriented Performance Metrics, including a total return target. The Board noted that for the one-, three-, and five-year periods reported, the Systematic Multi-Strategy Fund outperformed, outperformed and underperformed, respectively, its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Systematic Multi-Strategy Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Systematic Multi-Strategy Fund’s underperformance relative to its total return target during the applicable period.

The Board noted that for the one-year, three-year and since-inception periods reported, the Sustainable Emerging Markets Bond Fund ranked in the second, first and second quartiles, respectively, against its Performance Peers. The Board noted that effective October 15, 2021, the Sustainable Emerging Markets Bond Fund had undergone a change in its investment strategy and, in connection therewith, had changed its name from BlackRock Emerging Markets Bond Fund to BlackRock Sustainable Emerging Markets Bond Fund.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Systematic Multi-Strategy Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Systematic Multi-Strategy Fund’s Expense Peers. The Board further noted that the Systematic Multi-Strategy Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Systematic Multi-Strategy Fund increases above certain contractually specified levels. The Board noted that if the size of the Systematic Multi-Strategy Fund were to decrease, the Systematic Multi-Strategy Fund could lose the benefit of one or more breakpoints. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Systematic Multi-Strategy Fund’s total expenses as a percentage of the Systematic Multi-Strategy Fund’s average daily net assets on a class-by-class basis.

The Board noted that the Sustainable Emerging Markets Bond Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Sustainable Emerging Markets Bond Fund’s Expense Peers. The Board also noted that the Sustainable Emerging Markets Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Sustainable Emerging Markets Bond Fund increases above certain contractually specified levels. The Board noted that if the size of the Sustainable Emerging Markets Bond Fund were to decrease, the Sustainable Emerging Markets Bond Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Sustainable Emerging Markets Bond Fund’s total expenses as a percentage of the Sustainable Emerging Markets Bond Fund’s average daily net assets on a class-by-class

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, approved, by unanimous vote of those present, the continuation of the Advisory Agreements between the Manager and each of BlackRock Funds IV, on behalf of the Systematic Multi-Strategy Fund, and BlackRock Funds V, on behalf of the Sustainable Emerging Markets Bond Fund, for a one-year term ending June 30, 2023, and the Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to each Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	109

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BBSW	Bank Bill Swap Rate

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GMTN	Global Medium-Term Note

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

110	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

FIXINC-06/22-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

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(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: August 19, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: August 19, 2022

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